UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2021

Date of reporting period:	2/28/2021

Item 1 – Reports to Stockholders

PGIM ULTRA SHORT BOND ETF (NYSE Arca: PULS)

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Ultra Short Bond ETF informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Ultra Short Bond ETF

April 15, 2021

PGIM Ultra Short Bond ETF	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	0.69	1.37	2.26 (4/5/18)
Market Price**	0.63	1.26	2.25 (4/5/18)
ICE BofA 3-Month T-Bill Index
	0.06	0.40	1.53
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
	0.12	0.73	1.87

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

ICE BofA 3-Month T-Bill Index—The ICE BofA 3-Month US Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

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ICE BOFA IS LICENSING THE BOFA INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 2/28/21 (%)
AAA	37.3
AA	16.0
A	26.8
BBB	13.5
Not Rated	–0.5
Cash and Cash Equivalents	6.9
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Negative weightings may result from specific circumstances (including timing differences between trade and settle dates of securities purchased by the funds) and/or the use of certain financial instruments, including derivatives, which may be used to gain or reduce market exposure and/or risk management.

Distributions and Yields as of 2/28/21
Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
0.40	0.85	0.85

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Ultra Short Bond ETF	5

Fees and Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM Ultra Short Bond ETF	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,006.90	0.15%	$0.75
Hypothetical	$1,000.00	$1,024.05	0.15%	$0.75

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Ultra Short Bond ETF	7

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 85.0%

ASSET-BACKED SECURITIES 19.9%

Automobile ABS 0.5%
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610%		04/22/24	5,500	$5,605,210

Collateralized Loan Obligations 19.4%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	1.341	(c)	07/15/26	440	439,949
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class A, 144A, 3 Month LIBOR + 2.210%	2.434	(c)	04/20/28	8,000	7,992,945
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.391	(c)	01/15/30	6,924	6,919,762
Anchorage Capital CLO 7 Ltd. (Cayman Islands), Series 2015-7A, Class AR2, 144A, 3 Month LIBOR + 1.090%	1.309	(c)	01/28/31	5,000	5,002,799
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	1.219	(c)	07/28/28	1,210	1,208,910
Apres Static CLO 2 Ltd. (Cayman Islands), Series 2020-1A, Class A, 144A, 3 Month LIBOR + 2.500%	2.741	(c)	04/15/28	3,044	3,044,373
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.022	(c)	11/17/27	5,077	5,079,044
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	1.483	(c)	07/16/29	4,929	4,919,825
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.052	(c)	04/22/27	7,854	7,844,900
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	1.263	(c)	07/17/28	3,583	3,581,084
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	1.468	(c)	01/24/29	2,500	2,499,992
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870%	—	(p)	07/15/29	5,000	5,000,540
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	1.043	(c)	01/17/28	4,724	4,714,944
Canyon CLO Ltd. (Cayman Islands), Series 2020-1A, Class A, 144A, 3 Month LIBOR + 1.920%	2.161	(c)	07/15/28	7,547	7,548,474

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	9

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	1.063	%(c)	01/27/28	317	$316,618
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	1.623	(c)	10/18/26	103	102,664
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-4A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.474	(c)	10/20/28	2,750	2,747,217
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	1.198	(c)	04/24/31	2,000	2,000,796
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.234	(c)	04/23/29	5,000	4,997,200
Crown City CLO I (Cayman Islands), Series 2020-1A, Class A1, 144A, 3 Month LIBOR + 2.050%	2.274	(c)	07/20/30	4,500	4,498,164
Crown Point CLO 9 Ltd. (Cayman Islands), Series 2020-9A, Class A, 144A, 3 Month LIBOR + 2.050%	2.284	(c)	07/14/32	1,000	1,000,628
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.471	(c)	10/15/29	1,500	1,498,276
Series 2015-4A, Class AR, 144A, 3 Month LIBOR + 0.990%	1.213	(c)	04/18/27	62	61,663
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	1.461	(c)	07/15/30	1,708	1,705,168
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	2.081	(c)	04/15/29	3,080	3,074,195
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	1.073	(c)	01/16/26	143	142,648
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	1.131	(c)	04/15/27	283	282,240
Greywolf CLO II Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.471	(c)	10/15/29	10,000	9,990,548
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.364	(c)	01/20/28	3,971	3,971,227
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	1.213	(c)	05/06/30	3,500	3,486,754
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	1.503	(c)	07/17/29	12,068	12,055,128

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	1.421	%(c)	01/15/31	1,000	$998,112
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	1.112	(c)	05/20/29	373	372,128
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	1.424	(c)	10/20/26	43	43,127
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	0.991	(c)	04/15/29	7,325	7,313,522
Magnetite XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.023	(c)	01/18/28	2,442	2,441,220
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	1.481	(c)	10/15/28	1,993	1,991,763
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.343	(c)	07/19/28	8,514	8,512,424
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.474	(c)	10/12/30	468	467,139
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.094	(c)	10/20/27	2,593	2,589,681
Ocean Trails CLO 8 (Cayman Islands), Series 2020-8A, Class A1, 144A, 3 Month LIBOR + 1.950%	2.191	(c)	07/15/29	5,000	4,999,643
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.391	(c)	07/15/28	3,150	3,148,627
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	1.501	(c)	07/15/30	4,400	4,397,023
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	1.274	(c)	07/20/30	8,000	7,977,970
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	1.303	(c)	04/17/31	4,926	4,926,019
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	1.255	(c)	04/30/27	212	211,928
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	1.285	(c)	07/30/27	263	262,758

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	1.353	%(c)	01/17/31	1,250	$1,250,349
Series 2015-1A, Class A1R3, 144A, 3 Month LIBOR + 1.000%	1.241	(c)	05/21/29	2,250	2,251,759
Series 2015-2A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.324	(c)	07/20/30	1,400	1,399,913
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	1.222	(c)	02/20/30	9,873	9,873,269
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	1.491	(c)	01/15/29	750	750,177
SCOF-2 Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	1.421	(c)	07/15/28	1,945	1,945,839
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	1.324	(c)	07/20/28	476	476,097
TCW CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.030%	1.242	(c)	07/29/29	5,500	5,489,156
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.024	(c)	07/20/27	320	318,902
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	1.064	(c)	04/20/28	2,197	2,196,003
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	—	(p)	10/25/28	9,450	9,439,672
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	1.121	(c)	07/15/27	803	802,419
Vibrant CLO V Ltd. (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.474	(c)	01/20/29	5,250	5,244,287
Voya CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	1.243	(c)	04/17/30	1,689	1,684,652
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	1.504	(c)	07/20/29	7,945	7,946,539
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.364	(c)	10/20/28	5,586	5,580,877
West CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 144A, 3 Month LIBOR + 0.870%	1.093	(c)	01/16/27	29	28,864
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.210%	1.434	(c)	07/20/28	6,000	5,994,670

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
York CLO-2 Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.372	%(c)	01/22/31	10,340	$10,330,830
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	1.531	(c)	04/15/30	244	244,323
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	1.191	(c)	04/15/29	870	868,419

					242,498,775

TOTAL ASSET-BACKED SECURITIES (cost $247,108,237)					248,103,985

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.4%
BANK,
Series 2017-BNK5, Class A1	1.909		06/15/60	671	674,142
Series 2017-BNK7, Class A1	1.984		09/15/60	47	47,448
Series 2017-BNK9, Class A1	2.322		11/15/54	549	555,981
Series 2018-BN14, Class A1	3.277		09/15/60	470	484,965
Benchmark Mortgage Trust,
Series 2018-B1, Class A1	2.560		01/15/51	539	543,975
Series 2018-B2, Class A2	3.662		02/15/51	975	1,017,193
Series 2018-B3, Class A2	3.848		04/10/51	960	1,012,346
Series 2018-B5, Class A2	4.077		07/15/51	800	855,578
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A1	2.288	(cc)	11/15/50	3,395	3,425,578
CD Mortgage Trust, Series 2017-CD3, Class A1	1.965		02/10/50	31	31,448
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A1	1.971		12/10/54	19	19,367
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A1	2.008		08/15/50	414	415,064
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477		05/10/47	347	363,305
Series 2014-GC23, Class AAB	3.337		07/10/47	1,001	1,044,679
Series 2016-C1, Class A1	1.506		05/10/49	34	33,517
Series 2016-P4, Class A2	2.450		07/10/49	10,000	10,034,174
Series 2016-P5, Class A1	1.410		10/10/49	101	101,401
Series 2016-P6, Class A1	1.884		12/10/49	266	265,993
Series 2017-P8, Class A1	2.065		09/15/50	452	455,523
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853		10/15/45	2,704	2,778,982
Series 2012-CR5, Class A4	2.771		12/10/45	4,750	4,901,302
Series 2013-CR11, Class ASB	3.660		08/10/50	641	666,342
Series 2013-CR7, Class ASB	2.739		03/10/46	361	368,599

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust, (cont'd.)
Series 2013-CR8, Class A4	3.334%		06/10/46	2,582		$2,714,743
Series 2013-CR8, Class A5	3.612	(cc)	06/10/46	5,081		5,396,888
Series 2014-CR17, Class ASB	3.598		05/10/47	487		508,855
Series 2014-UBS2, Class ASB	3.472		03/10/47	1,023		1,065,124
Series 2015-CR22, Class A3	3.207		03/10/48	2,000		2,036,025
Series 2015-CR23, Class ASB	3.257		05/10/48	1,788		1,880,662
Series 2015-CR24, Class ASB	3.445		08/10/48	3,278		3,467,686
Series 2015-CR27, Class A2	2.223		10/10/48	—	(r)	72
Series 2015-DC1, Class A2	2.870		02/10/48	194		194,243
Series 2015-LC23, Class A2	3.221		10/10/48	683		678,842
Series 2017-COR2, Class A1	2.111		09/10/50	121		122,296
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A2	3.033		08/15/48	552		551,644
Series 2016-C5, Class ASB	3.533		11/15/48	3,971		4,233,725
Series 2017-C8, Class A1	1.930		06/15/50	797		801,018
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502		08/10/49	999		1,001,089
Series 2016-C3, Class A2	1.886		08/10/49	1,085		1,089,471
FNMA-Aces, Series 2017-M1, Class A1	2.417	(cc)	10/25/26	465		473,472
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A	0.950	(c)	11/21/23	5,425		5,425,000
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526		08/10/46	7		7,347
Series 2014-GC22, Class AAB	3.467		06/10/47	624		651,435
Series 2017-GS7, Class A1	1.950		08/10/50	1,001		1,005,552
Series 2018-GS9, Class A1	2.861		03/10/51	1,536		1,560,089
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB	3.144		05/15/45	960		973,256
Series 2012-C8, Class A3	2.829		10/15/45	3,024		3,104,657
Series 2016-JP2, Class ASB	2.713		08/15/49	8,588		9,057,384
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4	3.363		07/15/45	2,904		3,032,201
Series 2013-C12, Class ASB	3.157		07/15/45	490		497,827
Series 2013-C14, Class ASB	3.761	(cc)	08/15/46	9,117		9,463,747
Series 2014-C18, Class A4A2, 144A	3.794		02/15/47	5,029		5,351,289
Series 2014-C25, Class ASB	3.407		11/15/47	4,478		4,712,350
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969		09/15/50	347		348,865
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4	2.858		11/15/45	1,507		1,546,143
Series 2013-C12, Class ASB	3.824		10/15/46	6,483		6,729,037
Series 2013-C8, Class A4	3.134		12/15/48	4,750		4,942,662

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont'd.)
Series 2013-C9, Class AAB	2.657%		05/15/46	576	$587,149
Series 2014-C19, Class ASB	3.326		12/15/47	6,730	7,063,846
Series 2015-C23, Class ASB	3.398		07/15/50	2,243	2,358,513
Series 2016-C31, Class A1	1.511		11/15/49	24	23,727
Series 2017-C34, Class A1	2.109		11/15/52	171	171,641
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A1	1.424		11/15/49	33	33,018
Series 2016-UB12, Class A2	2.932		12/15/49	5,310	5,374,786
Series 2018-H3, Class A2	3.997		07/15/51	1,000	1,066,723
One New York Plaza Trust, Series 2020-1NYP, Class A, 144A	1.062	(c)	01/15/26	4,925	4,949,565
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400		05/10/45	1,356	1,376,417
Series 2017-C4, Class A1	2.129		10/15/50	66	66,670
Series 2017-C5, Class A1	2.139		11/15/50	441	444,713
Series 2017-C6, Class A1	2.344		12/15/50	4,125	4,171,679
Series 2018-C11, Class A1	3.211		06/15/51	16	16,164
Series 2018-C8, Class A1	2.659		02/15/51	1,578	1,600,438
Series 2018-C8, Class A2	3.713		02/15/51	1,050	1,098,277
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091		08/10/49	9,214	9,506,581
Series 2012-C4, Class A5	2.850		12/10/45	10,000	10,335,748
Series 2013-C5, Class A4	3.185		03/10/46	8,311	8,639,381
Series 2013-C6, Class A4	3.244		04/10/46	16,009	16,689,337
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class ASB	3.928	(cc)	07/15/46	5,562	5,812,451
Series 2015-NXS2, Class A2	3.020		07/15/58	210	214,765
Series 2015-P2, Class A2B	4.685	(cc)	12/15/48	1,143	1,170,904
Series 2016-BNK1, Class A1	1.321		08/15/49	29	29,429
Series 2016-C34, Class ASB	2.911		06/15/49	5,000	5,287,578
Series 2016-NXS6, Class A1	1.417		11/15/49	800	800,506
Series 2017-C42, Class A1	2.338		12/15/50	877	885,944

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $204,499,180)					204,497,548

CORPORATE BONDS 47.2%

Advertising 0.7%
Interpublic Group of Cos, Inc., Sr. Unsec’d. Notes	3.750		10/01/21	8,496	8,663,676

Aerospace & Defense 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350		09/15/21	1,556	1,581,325

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.3%
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375%		07/23/23	1,000	$1,023,759
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125		05/01/23	3,000	3,050,578

					4,074,337

Airlines 0.7%
Southwest Airlines Co., Sr. Unsec’d. Notes(a)	4.750		05/04/23	7,500	8,155,894

Apparel 0.6%
VF Corp., Sr. Unsec’d. Notes	2.050		04/23/22	8,000	8,153,966

Auto Manufacturers 2.8%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.520	(c)	12/10/21	750	750,310
BMW US Capital LLC,
Gtd. Notes, 144A	1.850		09/15/21	1,668	1,679,702
Gtd. Notes, 144A	3.800		04/06/23	4,000	4,271,612
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.634	(c)	04/12/21	893	893,445
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.698	(c)	08/13/21	1,465	1,467,881
Daimler Finance North America LLC, Sr. Unsec’d. Notes, 144A	0.750		03/01/24	13,500	13,522,355
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, 3 Month LIBOR + 0.940%	1.168	(c)	03/02/21	2,855	2,855,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.330	(c)	06/13/22	10,000	10,007,598

					35,447,903

Banks 11.9%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	0.760	(c)	08/27/21	500	501,277
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875		02/08/22	4,045	4,166,940
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,225	1,236,513
Bank of Montreal (Canada), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	0.685	(c)	04/13/21	275	275,162
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	1.625		05/01/23	6,000	6,162,254
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650		02/27/24	7,250	7,249,587
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700		05/12/22	10,000	10,152,290
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR + 0.800%	0.856	(c)	03/17/23	6,000	6,068,738

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont'd.)
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.930	%(c)	03/10/22	5,000	$5,032,484
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes	3.125		04/26/21	2,000	2,008,821
Sr. Unsec’d. Notes, SOFR + 0.300%	0.342	(c)	01/12/24	5,500	5,505,575
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.424	(c)	02/02/24	3,750	3,758,661
Sr. Unsec’d. Notes, SOFR + 0.450%	0.483	(c)	02/04/22	5,000	5,014,457
DIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	3.664		02/14/22	2,400	2,462,225
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800		01/30/23	5,000	5,139,589
Goldman Sachs Group, Inc.,
Sr. Unsec’d. Notes	5.750		01/24/22	3,000	3,145,666
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%	1.217	(c)	03/15/21	925	925,237
Sr. Unsec’d. Notes, SOFR + 0.538%	0.627	(cc)	11/17/23	5,000	5,015,360
Huntington National Bank, Sr. Unsec’d. Notes	1.800		02/03/23	6,000	6,157,242
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.452		10/20/21	1,864	1,883,077
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.039	(c)	06/21/21	1,400	1,403,226
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22	1,000	1,031,017
Morgan Stanley,
Sr. Unsec’d. Notes	2.750		05/19/22	3,000	3,090,686
Sr. Unsec’d. Notes, MTN	2.625		11/17/21	3,000	3,050,571
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.618	(c)	10/24/23	4,750	4,844,374
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400		12/07/23	3,750	3,754,110
Sr. Unsec’d. Notes, 144A	1.200		04/23/23	3,000	3,051,285
PNC Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.325%	0.501	(c)	02/24/23	3,000	3,007,778
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503		10/06/21	1,300	1,314,202
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.730%	0.935	(c)	02/01/22	5,050	5,082,357
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.854	(c)	11/15/21	1,000	1,004,395
Skysea International Capital Management Ltd. (British Virgin Islands), Gtd. Notes, EMTN	4.875		12/07/21	4,300	4,433,183
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.514	(c)	01/27/23	7,138	7,177,213
Truist Bank,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	0.782	(c)	05/17/22	3,000	3,016,732
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	0.792	(c)	03/09/23	2,000	2,020,321

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont'd.)
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	0.450%		02/09/24	3,000	$2,994,586
Sr. Unsec’d. Notes, 144A, SOFR + 0.360%	0.391	(c)	02/09/24	4,500	4,506,705
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	0.615	(c)	05/23/22	3,700	3,716,825
Wells Fargo Bank N.A., Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.650%	2.082	(cc)	09/09/22	8,000	8,072,951

					148,433,672

Beverages 0.7%
Keurig Dr Pepper, Inc., Gtd. Notes	3.551		05/25/21	3,259	3,283,440
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400		10/07/23	5,500	5,520,564

					8,804,004

Biotechnology 0.5%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	0.750		09/29/23	3,000	3,005,412
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.771	(c)	09/29/23	3,000	3,005,820

					6,011,232

Chemicals 0.3%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250		09/27/23	1,000	1,043,501
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900		05/13/23	3,000	3,093,927

					4,137,428

Coal 0.3%
Korea Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000		04/24/22	3,200	3,282,676

Commercial Services 0.7%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350		06/01/23	5,000	5,101,634
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800		05/01/21	4,000	4,035,421

					9,137,055

Computers 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700		09/11/22	5,000	5,110,828
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.691	(c)	02/09/22	2,163	2,173,398

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont'd.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.900	%(c)	03/12/21	5,000	$5,000,893

					12,285,119

Diversified Financial Services 2.2%
American Express Co.,
Sr. Unsec’d. Notes	3.700		11/05/21	8,000	8,162,549
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%	0.717	(c)	05/17/21	2,000	2,001,246
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.141	(c)	06/01/21	1,000	999,114
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	2.375		09/15/21	5,000	5,025,618
Capital One Bank USA NA, Subordinated	3.375		02/15/23	4,000	4,223,312
Charles Schwab Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.502	(c)	05/21/21	350	350,135
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583		03/01/24	6,500	6,493,426

					27,255,400

Electric 3.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	5.875		12/13/21	2,000	2,081,953
Sr. Unsec’d. Notes, EMTN	3.625		06/22/21	2,500	2,521,977
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	3.650		12/01/21	4,000	4,099,911
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.685	(c)	11/01/23	3,000	3,005,221
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600		11/01/21	750	766,354
DTE Energy Co., Sr. Unsec’d. Notes	2.250		11/01/22	8,000	8,243,800
Duke Energy Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.698	(c)	05/14/21	250	250,228
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	2.750		04/06/23	2,940	3,068,424
Entergy Louisiana LLC	0.620		11/17/23	4,250	4,257,661
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900		04/01/22	2,500	2,569,586
Gtd. Notes, 3 Month LIBOR + 0.480%	0.672	(c)	05/04/21	3,925	3,928,103
PPL Electric Utilities Corp.	2.500		09/01/22	4,800	4,927,447
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211		04/03/22	1,800	1,871,246

					41,591,911

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food 2.2%
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700%		08/15/22	7,685	$7,925,848
Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A	2.000		10/28/21	2,000	2,018,992
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625		07/01/22	8,000	8,032,339
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375		01/15/24	5,000	4,984,646
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250		08/23/21	4,775	4,811,300

					27,773,125

Forest Products & Paper 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734		07/15/23	7,000	7,489,004

Healthcare-Products 0.4%
Stryker Corp.,
Sr. Unsec’d. Notes	0.600		12/01/23	1,250	1,252,798
Sr. Unsec’d. Notes	2.625		03/15/21	4,000	4,003,425

					5,256,223

Holding Companies-Diversified 0.2%
Swire Pacific MTN Financing Ltd. (Cayman Islands), Gtd. Notes, EMTN	4.500		02/28/22	2,000	2,066,230

Household Products/Wares 0.6%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.798	(c)	06/24/22	8,000	8,046,782

Insurance 3.5%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.759	(c)	09/20/21	600	600,005
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750		03/15/23	4,853	5,071,922
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.701	(c)	06/11/21	7,000	7,008,685
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.375		01/11/22	1,250	1,283,461
Sec’d. Notes, 144A	3.450		10/09/21	750	764,638
New York Life Global Funding,
Sec’d. Notes, 144A	2.900		01/17/24	4,190	4,478,657
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.513	(c)	08/06/21	500	500,610
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.664	(c)	07/12/22	3,000	3,014,315
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500		09/23/23	4,750	4,760,488
Principal Life Global Funding II, Sec’d. Notes, 144A	0.500		01/08/24	7,250	7,254,158

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont'd.)
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631%		10/13/23	4,250	$4,274,765
Sr. Sec’d. Notes, 144A	0.473		01/12/24	5,000	4,983,067

					43,994,771

Machinery-Constructions & Mining 0.8%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450		09/14/23	10,000	10,014,262

Machinery-Diversified 0.6%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.490	(c)	09/10/21	400	400,493
Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.688	(c)	04/05/23	6,700	6,699,145

					7,099,638

Media 0.4%
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	2.950		06/30/23	1,500	1,573,537
Walt Disney Co., Gtd. Notes, 3 Month LIBOR + 0.390%	0.581	(c)	09/01/22	3,000	3,015,404

					4,588,941

Miscellaneous Manufacturer 0.2%
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21	3,000	3,000,000

Oil & Gas 2.8%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571		04/15/23	4,000	4,102,997
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	0.524	(c)	08/16/22	4,000	4,015,917
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.125		04/14/21	3,000	3,006,012
Phillips 66,
Gtd. Notes	0.900		02/15/24	4,000	4,004,438
Gtd. Notes	3.700		04/06/23	4,800	5,113,994
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.750		01/15/24	4,250	4,250,704
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750		04/16/22	1,980	2,027,592
Valero Energy Corp., Sr. Unsec’d. Notes	2.700		04/15/23	8,000	8,340,405

					34,862,059

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375%		11/14/21	3,730	$3,809,647
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.832	(c)	11/21/22	3,000	3,023,090
Bayer US Finance II LLC, Gtd. Notes, 144A	3.500		06/25/21	1,800	1,813,093
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537		11/13/23	10,000	10,010,290
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.574	(c)	05/16/22	2,000	2,007,651
Cigna Corp.,
Gtd. Notes	3.400		09/17/21	6,400	6,510,224
Gtd. Notes	3.900		02/15/22	4,020	4,153,239
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534		10/01/23	6,500	6,518,889
Gtd. Notes, 3 Month LIBOR + 0.350%	0.544	(c)	05/14/21	3,295	3,297,127

					41,143,250

Pipelines 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.500		02/01/22	750	771,723

Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125		03/20/22	6,775	6,956,262

Real Estate Investment Trusts (REITs) 1.1%
ERP Operating LP, Sr. Unsec’d. Notes	4.625		12/15/21	7,605	7,777,765
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400		11/01/22	5,935	6,195,578

					13,973,343

Retail 1.1%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625		02/10/23	1,750	1,752,475
Sr. Unsec’d. Notes, 144A	0.800		02/10/24	2,250	2,251,738
AutoZone, Inc., Sr. Unsec’d. Notes	3.700		04/15/22	3,000	3,086,706
Home Depot, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.501	(c)	03/01/22	1,500	1,503,869
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625		01/15/22	2,193	2,237,840
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.649	(c)	10/28/21	1,900	1,904,608
Starbucks Corp., Sr. Unsec’d. Notes	1.300		05/07/22	1,000	1,011,245
Walmart, Inc., Sr. Unsec’d. Notes	3.125		06/23/21	500	504,569

					14,253,050

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Savings & Loans 0.8%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550%		01/22/24	9,750	$9,732,618

Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.553	(c)	05/11/22	5,000	5,017,441

Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600		03/01/24	5,750	5,744,990
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450		07/15/23	1,200	1,220,480

					6,965,470

Telecommunications 0.3%
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.836	(c)	03/22/22	4,200	4,221,705

Transportation 0.5%
FedEx Corp., Gtd. Notes	3.400		01/14/22	3,000	3,081,217
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875		06/01/22	3,000	3,085,500

					6,166,717

TOTAL CORPORATE BONDS (cost $583,633,294)					590,408,212

CERTIFICATES OF DEPOSIT 1.0%

Banks 1.0%
Bank of Montreal (Canada), 3 Month LIBOR + 0.110%	0.339	(c)	12/13/21	5,000	5,004,304
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.480%	0.709	(c)	09/17/21	920	922,390
Royal Bank of Canada (Canada), 3 Month LIBOR + 0.110%	0.329	(c)	12/16/21	3,000	3,002,373
Sumitomo Mitsui Banking Corp. (Japan),
3 Month LIBOR + 0.350%	0.574	(c)	07/12/21	1,000	1,001,309
3 Month LIBOR + 0.355%	0.549	(c)	05/13/21	3,000	3,002,249

TOTAL CERTIFICATES OF DEPOSIT (cost $12,919,328)					12,932,625

SOVEREIGN BONDS 0.5%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.875		05/05/21	1,750	1,763,204

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125%		03/09/21	2,300	$2,300,050
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	2.375		06/02/21	2,500	2,509,402

TOTAL SOVEREIGN BONDS (cost $6,559,110)					6,572,656

TOTAL LONG-TERM INVESTMENTS (cost $1,054,719,149)					1,062,515,026

				Shares

SHORT-TERM INVESTMENTS 17.4%

AFFILIATED MUTUAL FUNDS 8.9%
PGIM Core Ultra Short Bond Fund(wa)				106,150,297	106,150,297
PGIM Institutional Money Market Fund (cost $5,024,792; includes $5,024,266 of cash collateral for securities on loan)(b)(wa)				5,026,328	5,023,815

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,175,089)					111,174,112

				Principal Amount (000)#

TIME DEPOSIT 0.0%
Brown Brothers Harriman & Co. (Cayman Islands) (cost $7,201)	0.005		03/01/21	7	7,201

CERTIFICATES OF DEPOSIT 1.6%

Banks 1.6%
Lloyds Bank Corporate Markets PLC (United Kingdom), 3 Month LIBOR + 0.190%	0.380	(c)	11/26/21	10,000	10,010,371
Natixis SA (France), 3 Month LIBOR + 0.130%	0.360	(c)	12/09/21	10,000	10,008,455

TOTAL CERTIFICATES OF DEPOSIT (cost $20,000,000)					20,018,826

COMMERCIAL PAPER 5.9%
AT&T, Inc. 144A	0.381	(s)	11/16/21	10,000	9,977,134
BAT International Finance PLC (United Kingdom) 144A	0.300	(s)	03/10/21	10,000	9,998,483
Eni Finance USA, Inc. 144A	0.380	(s)	03/19/21	5,000	4,999,516
Glencore Funding LLC 144A	0.320	(s)	03/19/21	10,000	9,998,308
HSBC Bank PLC (United Kingdom) 144A	0.359	(c)	09/17/21	5,000	5,002,706

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
HSBC USA, Inc. 144A	0.462	%(s)	12/10/21	6,000	$5,983,115
Societe Generale SA (France) 144A	0.390	(c)	12/13/21	10,000	10,005,475
Toronto-Dominion Bank (The) (Canada) 144A	0.322	(c)	12/03/21	3,000	3,001,805
UBS AG (United Kingdom) 144A	0.304	(c)	10/12/21	5,000	5,000,919
Volkswagen Group of America Finance LLC 144A	0.523	(s)	10/25/21	7,000	6,974,929
VW Credit, Inc. 144A	0.250	(s)	03/03/21	3,000	2,999,938

TOTAL COMMERCIAL PAPER (cost $73,922,290)					73,942,328

CORPORATE NOTES 1.0%

Biotechnology 0.2%
Gilead Sciences, Inc., 3 Month LIBOR + 0.150%	0.379	(c)	09/17/21	1,750	1,751,081

Electric 0.8%
Southern California Edison Co., 3 Month LIBOR + 0.270%	0.501	(c)	12/03/21	10,000	10,007,672

TOTAL CORPORATE NOTES (cost $11,750,000)					11,758,753

TOTAL SHORT-TERM INVESTMENTS (cost $216,854,580)					216,901,220

TOTAL INVESTMENTS 102.4% (cost $1,271,573,729)					1,279,416,246
Liabilities in excess of other assets (2.4)%					(30,092,620)

NET ASSETS 100.0%					$1,249,323,626

The	following abbreviations are used in the semi-annual report:

(A)—Annual payment frequency for swaps

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT—Bank Note

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

FEDL01—1 Day Overnight FED Funds Effective Rate

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate Data

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,998,616; cash collateral of $5,024,266 (included in liabilities) was received with which the Fund

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement date which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.

Futures contracts outstanding at February 28, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
44	2 Year U.S. Treasury Notes	Jun. 2021	$9,713,688	$7,526

Interest rate swap agreements outstanding at February 28, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
37,080	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	$(66,620)	$(528,638)	$(462,018)
44,290	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(11,748)	(623,416)	(611,668)
20,295	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(76,904)	(284,093)	(207,189)
14,930	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(76,710)	(437,145)	(360,435)
26,525	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(166,097)	(665,596)	(499,499)
24,945	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	(127,654)	(791,190)	(663,536)
11,000	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(88,938)	(362,279)	(273,341)
26,765	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	(31,215)	(477,242)	(446,027)
3,250	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	13,698	(82,356)	(96,054)
22,000	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(14,690)	(405,495)	(390,805)
19,000	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(113,615)	(666,558)	(552,943)
25,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	(15,952)	(623,934)	(607,982)
9,900	02/12/22	1.420%(S)	3 Month LIBOR(1)(Q)	1,368	(123,652)	(125,020)
7,500	05/11/22	2.300%(S)	FEDL01(1)(A)	(148,722)	(337,669)	(188,947)

See Notes to Financial Statements.

26

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
2,000	12/10/22	0.362%(S)	FEDL01(1)(A)	$22	$(10,487)	$(10,509)
8,000	07/02/22	(0.001)%(S)	FEDL01(1)(A)	112	14,981	14,869
5,000	04/13/23	(0.013)%(S)	FEDL01(1)(A)	124	19,451	19,327
7,000	01/14/23	(0.006)%(S)	FEDL01(1)(A)	124	16,918	16,794
8,560	05/11/23	2.250%(S)	FEDL01(1)(A)	(463,866)	(500,932)	(37,066)
8,750	02/04/24	0.133%(S)	FEDL01(1)(A)	9,997	35,251	25,254
19,500	03/01/24	0.230%(S)	FEDL01(1)(A)	24,188	31,821	7,633

				$(1,353,098)	$(6,802,260)	$(5,449,162)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$2,022,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobile ABS	$—	$5,605,210	$—
Collateralized Loan Obligations	—	242,498,775	—
Commercial Mortgage-Backed Securities	—	204,497,548	—
Corporate Bonds	—	590,408,212	—
Certificates of Deposit	—	32,951,451	—
Sovereign Bonds	—	6,572,656	—
Affiliated Mutual Funds	111,174,112	—	—
Time Deposit	—	7,201	—
Commercial Paper	—	73,942,328	—
Corporate Notes	—	11,758,753	—

Total	$111,174,112	$1,168,242,134	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,526	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	83,877	—

Total	$7,526	$83,877	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(5,533,039)	$—

Total	$—	$(5,533,039)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

28

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2021 were as follows:

Collateralized Loan Obligations	19.4%
Commercial Mortgage-Backed Securities	16.4
Banks	14.5
Affiliated Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	8.9
Commercial Paper	5.9
Electric	4.1
Insurance	3.5
Pharmaceuticals	3.3
Auto Manufacturers	2.8
Oil & Gas	2.8
Food	2.2
Diversified Financial Services	2.2
Retail	1.1
Real Estate Investment Trusts (REITs)	1.1
Computers	1.0
Machinery-Constructions & Mining	0.8
Savings & Loans	0.8
Commercial Services	0.7
Beverages	0.7
Advertising	0.7
Airlines	0.7
Biotechnology	0.7
Apparel	0.6
Household Products/Wares	0.6
Forest Products & Paper	0.6
Machinery-Diversified	0.6
Software	0.6
Real Estate	0.6
Sovereign Bonds	0.5
Transportation	0.5
Automobile ABS	0.5
Healthcare-Products	0.4
Semiconductors	0.4
Media	0.4
Telecommunications	0.3
Chemicals	0.3
Agriculture	0.3
Coal	0.3
Miscellaneous Manufacturer	0.2
Holding Companies-Diversified	0.2
Aerospace & Defense	0.1
Pipelines	0.1
Time Deposit	0.0 *

102.4
Liabilities in excess of other assets	(2.4)

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Fair values of derivative instruments as of February 28, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures*	$7,526	Due from/to broker—variation margin futures*	$—
Interest rate contracts	Due from/to broker—variation margin swaps*	83,877	Due from/to broker—variation margin swaps*	(5,533,039)

		$91,403		$(5,533,039)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(7,435)	$(2,748,639)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$12,439	$2,750,563

For the period ended February 28, 2021 the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Interest Rate Swap Agreements(1)
$—	$11,558,544	$363,198,333

(1)	Notional Amount in USD.

See Notes to Financial Statements.

30

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,998,616	$($4,998,616)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	31

Statement of Assets & Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $4,998,616:
Unaffiliated investments (cost $1,160,398,640)	$1,168,242,134
Affiliated investments (cost $111,175,089)	111,174,112
Cash	3
Interest and dividends receivable	3,806,758
Deposit with broker for centrally cleared/exchange-traded derivatives	2,022,000
Other assets	344

Total Assets	1,285,245,351

Liabilities
Payable for investments purchased	30,722,307
Payable to broker for collateral for securities on loan	5,024,266
Management fee payable	140,448
Due to broker—variation margin swaps	31,954
Due to broker—variation margin futures	2,750

Total Liabilities	35,921,725

Net Assets	$1,249,323,626

Net assets were comprised of:
Common stock, at par	$25,050
Paid-in capital in excess of par	1,257,176,678
Total distributable earnings (loss)	(7,878,102)

Net assets, February 28, 2021	$1,249,323,626

Net asset value, offering price and redemption price per share, ($1,249,323,626 / 25,050,000 shares of common stock issued and outstanding)	$49.87

See Notes to Financial Statements.

32

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$9,131,358
Affiliated dividend income	51,153
Income from securities lending, net (including affiliated income of $2,858)	2,858

Total income	9,185,369

Expenses
Management fee	843,955

Total expenses	843,955

Net investment income (loss)	8,341,414

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(26))	1,077,173
Futures transactions	(7,435)
Swap agreement transactions	(2,748,639)

(1,678,901)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(977))	(1,690,672)
Futures	12,439
Swap agreements	2,750,563

1,072,330

Net gain (loss) on investment transactions	(606,571)

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,734,843

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	33

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,341,414	$18,720,058
Net realized gain (loss) on investments	(1,678,901)	(8,313,008)
Net change in unrealized appreciation (depreciation) on investments	1,072,330	1,943,730

Net increase (decrease) in net assets resulting from operations	7,734,843	12,350,780

Dividends and Distributions
Distributions from distributable earnings	(9,251,382)	(19,849,756)

Fund share transactions
Net proceeds from shares sold	277,024,962	901,617,907
Cost of shares purchased	(66,072,967)	(417,220,526)

Net increase (decrease) in net assets from Fund share transactions	210,951,995	484,397,381

Total increase (decrease)	209,435,456	476,898,405

Net Assets:
Beginning of period	1,039,888,170	562,989,765

End of period	$1,249,323,626	$1,039,888,170

See Notes to Financial Statements.

34

Notes to Financial Statements (unaudited)

1. Organization

PGIM ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 23, 2017 and currently consists of six separate series: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF. Each series operates as an exchange-traded fund.

These financial statements relate only to PGIM Ultra Short Bond ETF (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation, consistent with preservation of capital.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review, at its first quarterly meeting following the quarter in which such actions take place.

PGIM Ultra Short Bond ETF	35

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting year end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract

PGIM Ultra Short Bond ETF	37

Notes to Financial Statements (unaudited) (continued)

expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange- traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a

38

portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

PGIM Ultra Short Bond ETF	39

Notes to Financial Statements (unaudited) (continued)

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent GAAP/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising the Fund’s subadviser.

Pursuant to the management agreement relating to the Fund, there is a unitary fee structure for the fund whereby PGIM Investments is responsible for substantially all expenses of the Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Fund’s Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.15% of the Fund’s average daily net assets. The Manager has contractually agreed, beginning from the inception of the Fund, to waive any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund due to the Fund’s investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the PGIM Institutional Money Market Fund.

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The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc. and PGIM Limited, the Fund’s investment subadvisers (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. BBH receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the period ended February 28, 2021, no 17a- 7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended February 28, 2021, were $450,049,041 and $80,413,270 respectively.

PGIM Ultra Short Bond ETF	41

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended February 28, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments—Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$91,427,244	$417,777,053	$403,054,000	$—	$—	$106,150,297	106,150,297	$51,153
PGIM Institutional Money Market Fund(1)(b)(wa)
—	5,285,235	260,417	(977)	(26)	5,023,815	5,026,328	2,858	(2)

$91,427,244	$423,062,288	$403,314,417	$(977)	$(26)	$111,174,112	111,176,625	$54,011

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2021 were as follows:

Tax Basis	$1,274,945,905

Gross Unrealized Appreciation	8,346,026
Gross Unrealized Depreciation	(9,317,321)

Net Unrealized Depreciation	$(971,295)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2020 of $8,018,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

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7. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”.

An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities, assets or other positions (a “creation basket”, and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.”

A Creation Unit consists of 25,000 shares of the Fund. Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. The Fund may adjust the transaction fee from time to time. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate. For the period ended February 28, 2021, these fixed transaction fees are being paid by PGIM Investments. For the reporting period ended February 28, 2021, PGIM Investments paid $14,250 of fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Ultra Short Bond ETF	2,593,659	10.4%

PGIM Ultra Short Bond ETF	43

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund is as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Ultra Short Bond ETF	1	10.3%	4	49.4%

Transactions in shares of beneficial interest were as follows:

Reporting period ended February 28, 2021:

	Shares	Amount
Shares sold	5,550,000	$277,024,962
Shares purchased	(1,325,000)	(66,072,967)

Net increase (decrease) in shares outstanding	4,225,000	$210,951,995

Reporting period ended August 31, 2020:

	Shares	Amount
Shares sold	18,025,000	$901,617,907
Shares purchased	(8,425,000)	(417,220,526)

Net increase (decrease) in shares outstanding	9,600,000	$484,397,381

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$1,200,000,000	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

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Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk”, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected

PGIM Ultra Short Bond ETF	45

Notes to Financial Statements (unaudited) (continued)

ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk”. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several

46

years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to reduce the liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and

PGIM Ultra Short Bond ETF	47

Notes to Financial Statements (unaudited) (continued)

government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Mortgage-Backed and Asset-Backed Securities Risks: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

48

Financial Highlights

	Six Months Ended February 28, 2021 (unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	April 5, 2018(e) through August 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.93		$50.15	$50.12	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		1.06	1.40	0.53
Net realized and unrealized gain (loss) on investments	(0.03)		(0.08)	(0.02)	0.01
Total from investment operations	0.34		0.98	1.38	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(1.20)	(1.35)	(0.42)
Net asset value, end of period	$49.87		$49.93	$50.15	$50.12
Total Return(b):	0.69%		1.99%	2.80%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,249,324		$1,039,888	$562,990	$52,627
Average net assets (000)	$1,134,598		$883,274	$246,678	$33,209
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	(d)	0.15%	0.15%	0.15%	(d)
Expenses before waivers and/or expense reimbursement	0.15%	(d)	0.15%	0.15%	0.15%	(d)
Net investment income (loss)	1.48%	(d)	2.12%	2.77%	2.58%	(d)
Portfolio turnover rate(f)	8%		47%	7%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	49

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Ultra Short Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ULTRA SHORT BOND ETF

TICKER SYMBOL	PULS

ETF1000E2

PGIM ACTIVE HIGH YIELD BOND ETF (NYSE Arca: PHYL)

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Active High Yield Bond ETF informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Active High Yield Bond ETF

April 15, 2021

PGIM Active High Yield Bond ETF	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.01	10.75	8.46 (9/24/18)
Market Price**	6.37	9.43	8.44 (9/24/18)
Bloomberg Barclays US High Yield Very Liquid Index	5.05	8.38	6.57

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Bloomberg Barclays US High Yield Very Liquid Index (the Index)—The Bloomberg Barclays US High Yield Very Liquid Index is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed rate corporate bond market. The Index uses the same eligibility criteria as the US Corporate High Yield Index, but includes only the three largest bonds from each issuer that have a minimum amount outstanding of USD500mn and less than five years from issue date. The Index also limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

4	Visit our website at pgim.com/investments

Credit Quality expressed as a percentage of total investments as of 2/28/21 (%)
BBB	3.0
BB	46.8
B	34.6
CCC	12.2
CC	0.2
D	0.2
Not Rated	1.8
Cash/Cash Equivalents	1.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by a NRSRO. These rating agencies are independent and are widely used. Credit ratings are subject to change.

Distributions and Yields as of 2/28/21
Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
1.78	4.03	4.03

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Active High Yield Bond ETF	5

Fees and Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	Visit our website at pgim.com/investments

PGIM Active High Yield Bond ETF	Beginning Account Value September 1, 2020		Ending Account Value February 28, 2021		Annualized Expense Ratio based on the Six-Month Period		Expenses Paid During the Six-Month Period*
Actual Hypothetical	$ $	1,000.00 1,000.00	$ $	1,070.10 1,022.17	0.53 0.53	% %	$ $	2.72 2.66

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Active High Yield Bond ETF	7

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.5%

BANK LOANS 3.7%

Computers 0.1%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%	11.500	%(c)	05/09/24	25	$25,870

Diversified/Conglomerate Services 0.5%
Intrado Corp., Initial Term B Loan, 3 Month LIBOR + 3.500%	5.000	(c)	10/10/24	299	294,084

Electric 0.0%
Tech Data Corp., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.615	(c)	06/30/25	25	25,100

Electric & Gas Marketing 0.3%
Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.000	(c)	07/30/26	148	141,944

Entertainment 0.2%
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000	(c)	10/04/23	4	4,360
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.865	(c)	08/14/24	74	72,615
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000	(c)	05/11/26	50	53,170

					130,145

Industrial Services 0.2%
Great American Outdoors Group LLC, Term Loan B, 3 Month LIBOR + 4.250%	5.000	(c)	03/06/28	125	125,097

Infrastructure Software 0.4%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.865	(c)	09/30/24	217	217,579

Oil & Gas 0.3%
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan (Second Lien), 3 Month LIBOR + 9.000%	10.000	(c)	11/01/25	118	130,611
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250	(c)	03/28/24	67	67,448

					198,059

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	9

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software 1.1%
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750	%(c)	12/01/27	25	$25,094
Informatica LLC, Initial Loan (Second Lien)	7.125		02/25/25	25	25,604
Peraton Corp., Cov-Lite Delayed Draw Term Loan, 2 Month LIBOR + 3.750%	4.500	(c)	02/01/28	96	96,009
Peraton Corp., Term B Loan (First Lien), 2 Month LIBOR + 3.750%	4.500	(c)	02/01/28	54	54,553
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000	(c)	12/10/24	119	119,089
TIBCO Software, Inc., Term B-3 Loan, 1 Month LIBOR + 3.750%	3.870	(c)	06/30/26	199	199,049
TIBCO Software, Inc., Term Loan (Second Lien), 1 Month LIBOR + 7.250%	7.370	(c)	03/03/28	125	126,146

					645,544

Specialty Chemicals 0.3%
Solenis Holdings LLC, Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.000%	4.190	(c)	06/26/25	98	97,851
Solenis Holdings LLC, Initial Term Loan (Second Lien), 3 Month LIBOR + 8.500%	8.690	(c)	06/26/26	100	100,125

					197,976

Telecommunications 0.3%
Xplornet Communications, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	4.865	(c)	06/10/27	174	174,796

TOTAL BANK LOANS (cost $2,011,608)					2,176,194

CORPORATE BONDS 92.6%

Advertising 0.6%
Lamar Media Corp., Gtd. Notes, 144A	3.625		01/15/31	25	24,708
National CineMedia LLC,
Sr. Sec’d. Notes, 144A	5.875		04/15/28	50	46,058
Sr. Unsec’d. Notes	5.750		08/15/26	25	21,504
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875		12/15/27	265	284,100

					376,370

Aerospace & Defense 2.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150		05/01/30	125	145,655
Sr. Unsec’d. Notes	5.805		05/01/50	225	290,099

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont'd.)
Boeing Co. (The), (cont'd.)
Sr. Unsec’d. Notes	5.930%	05/01/60	50	$65,699
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	125	132,260
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	175	196,001
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	175	179,652
Gtd. Notes	6.500	05/15/25	100	102,017
Gtd. Notes, 144A	4.625	01/15/29	50	49,250

				1,160,633

Agriculture 0.2%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	50	53,961
Sr. Sec’d. Notes, 144A	5.750	02/01/29	75	77,761

				131,722

Airlines 0.1%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	52,470

Apparel 0.7%
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	200	211,473
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	50	51,254
Gtd. Notes, 144A	6.375	05/15/25	125	133,602

				396,329

Auto Manufacturers 3.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	51,672
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750	01/15/43	250	252,610
Sr. Unsec’d. Notes	5.291	12/08/46	475	502,919
Sr. Unsec’d. Notes	7.400	11/01/46	75	97,636
Sr. Unsec’d. Notes	8.500	04/21/23	50	55,875
Sr. Unsec’d. Notes	9.000	04/22/25	100	120,926
Sr. Unsec’d. Notes(a)	9.625	04/22/30	120	170,179
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	250	255,582
Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	305	341,163
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	75	82,002

				1,930,564

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A(a)	4.875%		08/15/26		200	$202,573
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000		04/15/25		25	27,734
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250		04/01/25		25	25,757
Gtd. Notes	6.250		03/15/26		100	102,393
Gtd. Notes(a)	6.500		04/01/27		125	130,519
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625		11/15/26		50	43,428
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500		06/01/26		100	104,431
Dana, Inc., Sr. Unsec’d. Notes	5.625		06/15/28		60	63,853
Tenneco, Inc., Sr. Sec’d. Notes, 144A	7.875		01/15/29		25	28,018
Titan International, Inc., Sr. Sec’d. Notes	6.500		11/30/23		75	73,617

						802,323

Banks 0.3%
Citigroup, Inc., 5 Year CMT Index + 3.417%	3.875	(c)	02/18/26	(rr)	75	74,666
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625		05/01/26		75	80,246

						154,912

Building Materials 2.4%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125		01/15/29		275	281,818
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500		07/15/25		25	26,966
Griffon Corp., Gtd. Notes	5.750		03/01/28		125	131,217
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375		02/01/28		100	106,077
Patrick Industries, Inc., Gtd. Notes, 144A	7.500		10/15/27		50	54,759
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000		11/01/28		125	130,096
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375		01/15/31		50	47,783
Sr. Unsec’d. Notes, 144A	4.375		07/15/30		75	77,314
Sr. Unsec’d. Notes, 144A	4.750		01/15/28		125	130,098
Sr. Unsec’d. Notes, 144A	5.000		02/15/27		120	124,059
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250		01/15/29		15	15,914
Gtd. Notes, 144A	6.500		03/15/27		150	159,106
US Concrete, Inc., Gtd. Notes, 144A	5.125		03/01/29		125	128,663

						1,413,870

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 2.5%
Ashland LLC, Gtd. Notes	6.875%	05/15/43	75	$99,825
Axalta Coating Systems LLC, Gtd. Notes, 144A	3.375	02/15/29	150	145,731
Chemours Co. (The),
Gtd. Notes, 144A	5.750	11/15/28	100	102,387
Gtd. Notes	7.000	05/15/25	200	206,119
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	75	70,688
HB Fuller Co., Sr. Unsec’d. Notes	4.250	10/15/28	25	25,521
Minerals Technologies, Inc., Gtd. Notes, 144A	5.000	07/01/28	25	26,060
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	75	76,726
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	185	168,663
Sr. Sec’d. Notes, 144A	10.875	08/01/24	46	45,368
Tronox, Inc.,
Gtd. Notes, 144A	6.500	04/15/26	95	98,177
Sr. Sec’d. Notes, 144A	6.500	05/01/25	125	133,696
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	50	49,344
Venator Finance Sarl/Venator Materials LLC (Multinational),
Gtd. Notes, 144A	5.750	07/15/25	105	104,230
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25	28,285
WR Grace & Co.-Conn, Gtd. Notes, 144A	4.875	06/15/27	100	103,643

				1,484,463

Commercial Services 3.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	75	74,638
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	110	116,423
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	150	165,496
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	25,421
Gtd. Notes, 144A	4.625	10/01/27	175	182,270
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	100	102,894
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	25	25,301
Gtd. Notes, 144A	4.500	07/01/28	15	15,759
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	335	351,723
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.625	10/01/28	50	52,754
Gtd. Notes, 144A	5.875	10/01/30	15	16,210

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont'd.)
Shift4 Payments LLC/Shift4 Payments Finance	4.625%	11/01/26	25	$26,119
Sub, Inc., Gtd. Notes, 144A
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	275	285,121
Gtd. Notes	4.875	01/15/28	200	211,515
Gtd. Notes	5.250	01/15/30	200	219,912
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	350	375,713

				2,247,269

Computers 1.8%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	326	346,731
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	109	113,062
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	50	50,771
Gtd. Notes, 144A	5.250	10/01/30	50	51,921
Gtd. Notes, 144A	8.125	04/15/25	25	27,208
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	26,542
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	425	435,932

				1,052,167

Distribution/Wholesale 0.6%
Core & Main Holdings LP, Sr. Unsec’d. Notes, Cash coupon 8.625% or PIK 9.375%, 144A	8.625	09/15/24	150	153,021
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	150	144,351
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	25	26,289

				323,661

Diversified Financial Services 2.7%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	102,455
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	30	31,618
goeasy Ltd. (Canada), Gtd. Notes, 144A	5.375	12/01/24	75	77,894
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	50	49,762
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	50	51,477
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	125	127,571
Gtd. Notes, 144A	6.000	01/15/27	125	131,726

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont'd.)
OneMain Finance Corp.,
Gtd. Notes	4.000%	09/15/30	125	$121,146
Gtd. Notes	6.875	03/15/25	275	310,001
Gtd. Notes	7.125	03/15/26	275	318,018
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50	49,442
Gtd. Notes, 144A	5.375	10/15/25	100	105,051
PHH Mortgage Corp., Sr. Sec’d. Notes	7.875	03/15/26	100	99,486

				1,575,647

Electric 4.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	191,084
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	247,319
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	525	529,504
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	159,236
Gtd. Notes	6.625	01/15/27	100	103,987
Gtd. Notes, 144A	3.375	02/15/29	75	73,867
Gtd. Notes, 144A(a)	3.625	02/15/31	75	73,870
Gtd. Notes, 144A	5.250	06/15/29	100	105,922
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	75	78,859
Sr. Sec’d. Notes	5.250	07/01/30	220	235,363
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	65	67,763
Gtd. Notes, 144A	5.500	09/01/26	50	51,855
Gtd. Notes, 144A	5.625	02/15/27	375	391,813

				2,310,442

Electrical Component & Equipment 0.5%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	150	162,386
Gtd. Notes, 144A	7.250	06/15/28	100	111,066

				273,452

Electronics 0.2%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	100	106,899
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	15,056

				121,955

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy-Alternate Sources 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500%	01/15/26	163	$170,613

Engineering & Construction 0.6%
AECOM, Gtd. Notes	5.125	03/15/27	200	218,992
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	55,638
TopBuild Corp., Sr. Unsec’d. Notes, 144A	3.625	03/15/29	50	50,178

				324,808

Entertainment 4.8%
AMC Entertainment Holdings, Inc., Sec’d. Notes, PIK 12.000% until 12/15/2021 then cash coupon 10.000% until 6/15/26; or combination of cash coupon 5.000% and PIK 6.000%, 144A	12.000	06/15/26	150	116,584
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	125	133,299
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	140	148,360
Sr. Unsec’d. Notes, 144A	8.125	07/01/27	55	59,945
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	325	322,941
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	25	26,506
Cedar Fair LP, Gtd. Notes	5.250	07/15/29	50	50,520
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	125	132,788
International Game Technology PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250	01/15/29	200	211,798
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(a)	7.875	02/01/24	125	130,063
Mohegan Gaming & Entertainment, Sec’d. Notes, 144A	8.000	02/01/26	50	49,436
Motion Bondco DAC (Ireland), Gtd. Notes, 144A(a)	6.625	11/15/27	200	205,869
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Sr. Unsec’d. Notes, 144A	8.500	11/15/27	125	134,409
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	200	208,801
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	275	291,265
Gtd. Notes, 144A	8.625	07/01/25	200	215,304
Sr. Sec’d. Notes, 144A	5.000	10/15/25	75	77,162
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24	175	175,355
Gtd. Notes, 144A	5.500	04/15/27	50	51,055
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	30	31,582
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	27,108

				2,800,150

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500%	03/15/29	325	$312,045
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	100	104,783
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	75	74,097
Chobani LLC/Chobani Finance Corp., Inc., Gtd.Notes, 144A	7.500	04/15/25	50	52,058
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	75	80,996
Gtd. Notes	4.875	10/01/49	50	58,513
Gtd. Notes	5.500	06/01/50	75	95,161
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	125	134,049
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Sec’d. Notes, 144A	4.625	03/01/29	25	25,319
US Foods, Inc., Sr. Unsec’d. Notes, 144A	4.750	02/15/29	25	25,353

				962,374

Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	225	246,322
Sr. Unsec’d. Notes	5.750	05/20/27	75	84,460
Sr. Unsec’d. Notes	5.875	08/20/26	178	201,010

				531,792

Healthcare-Services 4.5%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.125	02/15/29	25	24,701
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	6.875	04/15/29	25	25,646
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	333,808
Gtd. Notes, 144A	4.625	06/01/30	100	101,666
Encompass Health Corp., Gtd. Notes	4.625	04/01/31	25	26,561
HCA, Inc.,
Gtd. Notes	5.875	02/01/29	50	58,907
Gtd. Notes	7.050	12/01/27	75	92,237
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	75	79,592
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	150	158,433
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	25	26,851
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	400	431,037
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750	07/01/25	75	76,723

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont'd.)
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125%	10/01/28	550	$578,844
Sec’d. Notes, 144A	6.250	02/01/27	150	158,325
Sr. Sec’d. Notes, 144A	4.625	06/15/28	200	208,057
Sr. Sec’d. Notes, 144A	4.875	01/01/26	75	77,657
Sr. Sec’d. Notes, 144A	7.500	04/01/25	25	27,149
Sr. Unsec’d. Notes	6.875	11/15/31	125	137,003

				2,623,197

Home Builders 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	125	130,008
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	84,924
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	78,373
Gtd. Notes	7.250	10/15/29	225	250,433
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	75,905
Gtd. Notes, 144A	6.250	09/15/27	125	131,879
Gtd. Notes, 144A	6.375	05/15/25	125	128,084
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	200	214,400
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	75	78,487
Gtd. Notes, 144A	8.000	04/15/24	25	26,147
KB Home, Gtd. Notes	4.800	11/15/29	50	53,785
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	100	104,936
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	75	77,915
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	50	52,606
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	25	25,684
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	125	129,293
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	50	51,367
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	125	130,468
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625	07/15/27	175	189,086
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	185	198,723
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (Multinational), Gtd. Notes, 144A	5.625	03/01/24	100	108,211
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	15	16,684

				2,337,398

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000%	12/31/26	25	$25,736
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	25	24,448
Spectrum Brands, Inc., Gtd. Notes, 144A	5.500	07/15/30	125	134,774

				184,958

Internet 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	50	49,687
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	40	40,642

				90,329

Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	140	151,131
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	95	93,219

				244,350

Leisure Time 0.4%
Carnival Corp. (Panama), Sr. Unsec’d. Notes, 144A	5.750	03/01/27	25	25,378
NCL Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A	10.250	02/01/26	30	34,954
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	75	69,340
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	5.250	11/15/22	25	25,449
Viking Cruises Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	7.000	02/15/29	25	25,368
Viking Ocean Cruises Ship VII Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	5.625	02/15/29	25	25,259
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	49,596

				255,344

Lodging 2.6%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	275	284,617
Full House Resorts, Inc., Sr. Sec’d. Notes, 144A	8.250	02/15/28	25	26,499
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	300	295,505
Gtd. Notes, 144A	4.000	05/01/31	75	75,902
Gtd. Notes, 144A	5.375	05/01/25	25	26,281
Gtd. Notes, 144A	5.750	05/01/28	25	27,082

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont'd.)
MGM Resorts International,
Gtd. Notes	4.750%	10/15/28	175	$182,555
Gtd. Notes	6.750	05/01/25	250	267,396
Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	100	99,616
Travel + Leisure Co., Sr. Sec’d. Notes, 144A	4.625	03/01/30	25	25,942
Wynn Macau Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	200	208,003

				1,519,398

Machinery-Diversified 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.125	12/15/28	25	25,275
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	25	25,497
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	150	157,501

				208,273

Media 8.4%
Beasley Mezzanine Holdings LLC, Sr. Sec’d. Notes, 144A	8.625	02/01/26	40	40,478
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	575	580,054
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	800	821,960
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	75	78,209
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	300	323,188
Clear Channel Worldwide Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	400	406,608
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	191,932
Gtd. Notes, 144A	4.125	12/01/30	200	200,823
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	325	323,931
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	711	366,294
Sr. Sec’d. Notes, 144A	5.375	08/15/26	160	113,190
DISH DBS Corp.,
Gtd. Notes	5.875	11/15/24	25	26,165
Gtd. Notes	7.375	07/01/28	140	146,742
Gtd. Notes	7.750	07/01/26	150	164,839
Gray Television, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	25	25,000
Gtd. Notes, 144A	7.000	05/15/27	175	191,205

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont'd.)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375%	05/01/26	40	$42,316
Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	102,555
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	50	52,804
Sr. Unsec’d. Notes, 144A	4.750	11/01/28	50	51,049
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	127,243
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	50	52,502
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	25	24,558
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	25	25,390
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	20,817
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	40	39,700
Townsquare Media, Inc., Sr. Sec’d. Notes, 144A	6.875	02/01/26	25	26,158
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27	300	315,047
Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	25	25,179

				4,905,936

Mining 2.4%
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	59	65,754
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	6.875	03/01/26	200	208,992
Gtd. Notes, 144A	7.500	04/01/25	200	207,076
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	50	53,282
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	81,321
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	25	25,337
Gtd. Notes, 144A	6.125	04/01/29	25	26,939
Gtd. Notes, 144A	7.625	01/15/25	50	52,083
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	5.750	10/15/28	129	133,235
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	33	34,059
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	150	157,954
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	75	78,176
Gtd. Notes, 144A	5.875	09/30/26	250	260,765

				1,384,973

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturer 1.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625%	07/01/27	25	$26,505
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	160	167,218
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	400	375,538
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	22,864
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	100	89,820
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	250	259,685
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	25,445

				967,075

Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	75	73,825

Oil & Gas 8.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	75	77,998
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(d)	7.875	12/15/24	310	205
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	125	124,233
Gtd. Notes	5.625	06/01/23	25	25,039
Gtd. Notes, 144A	7.625	02/01/29	75	79,927
Gtd. Notes, 144A	8.375	07/15/26	125	137,067
Apache Corp., Sr. Unsec’d. Notes	5.350	07/01/49	50	49,802
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	62	79,412
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	200	201,083
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	25	26,055
Gtd. Notes, 144A	5.875	02/01/29	25	26,686
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	175	172,240
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	102,882
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	125	133,870
Comstock Resources, Inc., Sr. Unsec’d. Notes, 144A	6.750	03/01/29	50	51,852
Continental Resources, Inc., Gtd. Notes, 144A	5.750	01/15/31	75	84,548
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	25,263
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Sr. Unsec’d. Notes, 144A	7.750	12/15/25	175	187,617

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont'd.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500%	01/30/26	50	$51,076
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	225	237,957
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	35	36,751
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	200	207,461
Sr. Unsec’d. Notes	5.000	01/15/29	25	27,451
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	100	101,639
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	125	127,515
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	25	25,494
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	25	25,421
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	26,114
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	50	50,773
Gtd. Notes, 144A	7.125	02/01/27	150	157,456
Sec’d. Notes, 144A	6.500	01/15/25	25	25,803
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	25	22,205
Gtd. Notes, 144A	7.500	01/15/28	25	21,579
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	425	338,345
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23	150	146,613
Sr. Unsec’d. Notes	3.500	08/15/29	75	71,714
Sr. Unsec’d. Notes	4.100	02/15/47	25	21,248
Sr. Unsec’d. Notes	4.625	06/15/45	25	22,783
Sr. Unsec’d. Notes(a)	6.125	01/01/31	150	166,256
Sr. Unsec’d. Notes	6.450	09/15/36	100	114,155
Sr. Unsec’d. Notes	6.625	09/01/30	50	57,212
Sr. Unsec’d. Notes	8.875	07/15/30	136	173,933
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26	75	72,689
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	49,455
Gtd. Notes	5.000	03/15/23	75	75,402
Gtd. Notes	9.250	02/01/26	150	163,277
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.500	02/15/26	175	180,037
Gtd. Notes, 144A	4.500	05/15/29	50	49,999
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	85	56,947
Gtd. Notes, 144A	7.500	01/15/26	50	32,847
Gtd. Notes, 144A	8.000	02/01/27	25	15,766

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont'd.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250%	10/15/27	50	$53,506
Sr. Unsec’d. Notes	5.750	06/01/26	110	115,585

				4,708,243

Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%, 144A	6.500	06/30/27	200	211,512
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging PLC, Sr. Unsec’d. Notes	4.000	09/01/29	200	200,000
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	10	10,821
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000	01/15/26	75	75,953
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	25	26,120
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	55,856
Gtd. Notes, 144A	6.625	05/13/27	75	80,955

				661,217

Pharmaceuticals 3.1%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	50	50,034
Gtd. Notes, 144A	6.125	08/01/28	95	100,901
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	165	182,847
Gtd. Notes, 144A	9.250	04/01/26	125	138,551
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	02/15/29	25	25,376
Gtd. Notes, 144A	5.250	01/30/30	375	381,001
Gtd. Notes, 144A	5.250	02/15/31	125	126,920
Gtd. Notes, 144A	6.250	02/15/29	415	442,273
Gtd. Notes, 144A	6.125	04/15/25	125	127,963
Gtd. Notes, 144A	7.000	01/15/28	125	135,104
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	75	80,110

				1,791,080

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375%		09/15/24		25	$25,275
Gtd. Notes, 144A	5.750		01/15/28		125	125,918
Gtd. Notes, 144A	7.875		05/15/26		50	54,425
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.625		12/15/25		25	26,892
Cheniere Energy Partners LP, Sr. Unsec’d. Notes, 144A	4.000		03/01/31		100	100,578
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A	4.625		10/15/28		275	285,901
DCP Midstream Operating LP, Gtd. Notes	5.625		07/15/27		20	21,645
Energy Transfer Operating LP, 5 Year CMT Index + 5.306%	7.125	(c)	05/15/30	(rr)	50	48,343
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750		07/15/23		17	17,528
Sr. Unsec’d. Notes	5.500		07/15/28		25	25,869
Sr. Unsec’d. Notes, 144A	6.000		07/01/25		20	21,131
Sr. Unsec’d. Notes, 144A	6.500		07/01/27		70	75,129
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875		01/15/29		75	81,131
Hess Midstream Operations LP, Gtd. Notes, 144A	5.125		06/15/28		50	51,611
Rattler Midstream LP, Gtd. Notes, 144A	5.625		07/15/25		15	15,658
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600		05/15/25		50	51,183
Sr. Unsec’d. Notes, 144A	7.500		07/15/38		175	197,106
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500		09/15/24		32	32,165
Gtd. Notes, 144A	5.500		01/15/28		100	100,099
Gtd. Notes, 144A	6.000		03/01/27		25	25,300
Gtd. Notes, 144A	6.000		12/31/30		25	24,934
Gtd. Notes, 144A	7.500		10/01/25		100	106,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.375		02/01/27		25	25,951
Gtd. Notes	5.875		04/15/26		100	104,159
Gtd. Notes	6.500		07/15/27		50	53,891
Gtd. Notes, 144A	4.000		01/15/32		50	49,021
Gtd. Notes, 144A	4.875		02/01/31		125	128,135
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950		06/01/25		100	101,456
Sr. Unsec’d. Notes	4.350		02/01/25		50	51,186
Sr. Unsec’d. Notes	5.300		02/01/30		25	27,070

						2,055,288

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	202	$213,101
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	150	154,549
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	25	24,814
Gtd. Notes, 144A	4.375	02/01/31	50	49,877
Gtd. Notes, 144A	5.375	08/01/28	95	99,884
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	175	179,551
Realogy Group LLC/Realogy Co.-Issuer Corp., Gtd. Notes, 144A	5.750	01/15/29	50	50,165

				771,941

Real Estate Investment Trusts (REITs) 3.0%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	250	281,456
Sr. Unsec’d. Notes	4.750	02/15/28	100	98,976
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	275	280,201
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes	4.500	01/15/28	100	105,764
Gtd. Notes, 144A	4.625	06/15/25	10	10,598
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	25,457
Gtd. Notes	4.625	08/01/29	100	107,562
Gtd. Notes	5.000	10/15/27	100	106,101
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	175	184,466
Sr. Sec’d. Notes, 144A	7.500	06/01/25	130	140,917
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	25	24,691
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	3.125	02/01/29	25	24,297
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	100	101,417
Gtd. Notes, 144A	4.125	08/15/30	200	208,421
Gtd. Notes, 144A	4.625	12/01/29	40	41,959

				1,742,283

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 3.1%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000%	10/15/30	375	$365,685
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, Cash coupon 7.750% or PIK 8.500%, 144A	7.750	04/01/27	25	25,437
Brinker International, Inc., Sr. Unsec’d. Notes(a)	3.875	05/15/23	175	175,424
Caleres, Inc., Gtd. Notes	6.250	08/15/23	75	75,319
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	212,351
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.(d),
Sr. Unsec’d. Notes	8.625	06/15/20	150	86,420
Sr. Unsec’d. Notes	8.625	06/15/20	50	25,631
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	25	24,922
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	125	127,054
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	25	25,350
Murphy Oil USA, Inc., Gtd. Notes, 144A	3.750	02/15/31	25	24,985
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	125	122,639
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	100	100,907
Sec’d. Notes, 144A	8.750	04/30/25	75	83,294
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	100	101,429
Sr. Unsec’d. Notes	5.750	03/01/25	50	50,808
Sr. Unsec’d. Notes	5.875	03/01/27	125	130,912
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	50	53,169

				1,811,736

Semiconductors 0.3%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250	09/01/25	195	203,867

Software 1.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	200	198,548
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	150	162,133
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	145	149,312
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	225	241,281
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A	5.375	12/01/28	25	25,809
Sr. Sec’d. Notes, 144A	3.500	02/15/28	50	49,095
Rocket Software, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/29	25	24,987

				851,165

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 6.4%
Altice France SA/France (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	200	$208,681
CommScope, Inc.,
Gtd. Notes, 144A	7.125	07/01/28	45	47,193
Sr. Sec’d. Notes, 144A	5.500	03/01/24	100	102,807
Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	105,122
Digicel Group 0.5 Ltd. (Bermuda), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	299	294,360
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Multinational),
Gtd. Notes, Cash coupon 6.000% or PIK 7.000%, 144A	13.000	12/31/25	288	292,528
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	261,857
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	400	367,951
Intelsat Jackson Holdings S.A. (Luxembourg)(d),
Gtd. Notes	5.500	08/01/23	65	41,602
Sr. Sec’d. Notes, 144A	8.000	02/15/24	50	51,643
Gtd. Notes, 144A	9.750	07/15/25	295	189,084
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(d)	8.125	06/01/23	50	2,378
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25	95	94,696
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	50	48,962
Gtd. Notes, 144A	3.750	07/15/29	75	74,779
Gtd. Notes, 144A	4.250	07/01/28	100	101,418
Gtd. Notes, 144A	4.625	09/15/27	100	103,564
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	7.600	09/15/39	152	181,846
Sr. Unsec’d. Notes	7.650	03/15/42	190	227,272
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	142	163,696
Gtd. Notes	7.625	03/01/26	100	122,682
T-Mobile USA, Inc., Gtd. Notes	4.750	02/01/28	250	264,513
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	80	83,837
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	20	21,385
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28	40	40,982
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	75	74,640
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	175	180,647

				3,750,125

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.5%
XPO Logistics, Inc., Gtd. Notes, 144A	6.250%	05/01/25	300	$322,141

TOTAL CORPORATE BONDS (cost $52,997,301)				54,062,128

			Shares
COMMON STOCKS 1.2%

Oil, Gas & Consumable Fuels 1.2%
Chesapeake Energy Corp.*			11,790	520,882
Chesapeake Energy Corp. Backstop Commitment*			68	2,868
Extraction Oil & Gas, Inc.*			4,903	164,987

TOTAL COMMON STOCKS (cost $456,837)				688,737

			Units
WARRANT 0.0%

Consumer Discretionary 0.0%
CEC Entertainment Co. LLC expiring 02/15/22* (cost $90,272)			2,061	1,855

TOTAL LONG-TERM INVESTMENTS (cost $55,556,018)				56,928,914

			Shares

SHORT-TERM INVESTMENTS 6.4%

AFFILIATED MUTUAL FUNDS 6.3%
PGIM Core Ultra Short Bond Fund(wa)			2,709,463	2,709,463
PGIM Institutional Money Market Fund (cost $960,388; includes $960,284 of cash collateral for securities on loan)(b)(wa)			960,801	960,320

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,669,851)				3,669,783

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.1%
Skandinaviska Enskilda Banken AB (Sweden) (cost $56,350)	0.005%	03/01/21	56	$56,350

TOTAL SHORT-TERM INVESTMENTS (cost $3,726,201)				3,726,133

TOTAL INVESTMENTS 103.9% (cost $59,282,219)				60,655,047
Liabilities in excess of other assets (3.9)%				(2,300,207)

NET ASSETS 100.0%				$58,354,840

The following abbreviations are used in the semi-annual report:

(Q)-Quarterly payment frequency for swaps
(S)-Semiannual payment frequency for swaps
144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
CDX-Credit Derivative Index
LIBOR-London Interbank Offered Rate
PIK-Payment-in-Kind
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $941,936; cash collateral of $960,284 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(rr)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

See Notes to Financial Statements.

30

Futures contracts outstanding at February 28, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2021	$1,986,891	$(1,390)
12	10 Year U.S. Treasury Notes	Jun. 2021	1,592,625	(18,997)
23	5 Year U.S. Treasury Notes	Jun. 2021	2,851,281	(24,643)

				(45,030)

	Short Positions:
6	U.S. Long Bond	Jun. 2021	955,313	15,242
5	U.S. Ultra Bond	Jun. 2021	945,313	4,797

				20,039

				$(24,991)

Credit default swap agreement outstanding at February 28, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX.NA.HY.35-V1	12/20/25	5.000%	360	$(26,287)	$(33,419)	$(7,132)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Credit default swap agreement outstanding at February 28, 2021 (continued):

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$500,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

32

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Bank Loans	$—	$2,176,194	$—
Corporate Bonds	—	54,062,128	—
Common Stocks	685,869	2,868	—
Warrant	1,855	—	—
Affiliated Mutual Funds	3,669,783	—	—
Time Deposit	—	56,350	—

Total	$4,357,507	$56,297,540	$—

Other Financial Instruments*
Assets
Futures Contracts	$20,039	$—	$—

Total	$20,039	$—	$—

Liabilities
Futures Contracts	$(45,030)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(7,132)	—

Total	$(45,030)	$(7,132)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other liabilities in excess of assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Oil & Gas	8.4%
Media	8.4
Telecommunications	6.7
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	6.3
Entertainment	5.0
Healthcare-Services	4.5
Home Builders	4.0
Electric	4.0
Commercial Services	3.8
Pipelines	3.5
Auto Manufacturers	3.3
Retail	3.1
Pharmaceuticals	3.1
Real Estate Investment Trusts (REITs)	3.0
Diversified Financial Services	2.7
Lodging	2.6
Software	2.6
Chemicals	2.5
Building Materials	2.4
Mining	2.4
Aerospace & Defense	2.0
Computers	1.9

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	33

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Industry Classification (cont’d.)

Miscellaneous Manufacturer	1.7%
Food	1.6
Auto Parts & Equipment	1.4
Real Estate	1.3
Oil, Gas & Consumable Fuels	1.2
Packaging & Containers	1.1
Gas	0.9
Apparel	0.7
Advertising	0.6
Engineering & Construction	0.6
Distribution/Wholesale	0.6
Transportation	0.5
Diversified/Conglomerate Services	0.5
Electrical Component & Equipment	0.5
Leisure Time	0.4
Iron/Steel	0.4
Infrastructure Software	0.4
Machinery-Diversified	0.4
Semiconductors	0.3
Specialty Chemicals	0.3
Household Products/Wares	0.3
Energy-Alternate Sources	0.3
Banks	0.3
Electric & Gas Marketing	0.3
Agriculture	0.2
Industrial Services	0.2
Electronics	0.2
Internet	0.2
Office & Business Equipment	0.1
Time Deposit	0.1
Airlines	0.1
Consumer Discretionary	0.0 *

103.9
Liabilities in excess of other assets	(3.9)

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures*	$20,039	Due from/to broker—variation margin futures*	$(45,030)
Credit Contracts	Due from/to broker—variation margin swaps*	—	Due from/to broker—variation margin swaps*	(7,132)

		$20,039		$(52,162)

See Notes to Financial Statements.

34

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(202,497)
Interest rate contracts	66,510	—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$251,744
Interest rate contracts	(31,572)	—

For the period ended February 28, 2021 the Fund’s average volume of derivative activities is as follows:

Futures Contracts-Long Positions(1)	Futures Contracts-Short Positions(1)	Credit Default Swap Agreements(1)
$4,747,716	$1,243,760	$1,372,933

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2021.

Financial Instruments/Transactions- Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	35

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$941,936	$(941,936)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

36

Statement of Assets & Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $941,936:
Unaffiliated investments (cost $55,612,368)	$56,985,264
Affiliated investments (cost $3,669,851)	3,669,783
Interest and dividends receivable	789,153
Deposit with broker for centrally cleared/exchange-traded derivatives	500,000
Receivable for investments sold	379,494

Total Assets	62,323,694

Liabilities
Payable for investments purchased	2,964,849
Payable to broker for collateral for securities on loan	960,284
Management fee payable	21,552
Due to broker—variation margin futures	19,234
Due to broker—variation margin swaps	685
Other liabilities	2,250

Total Liabilities	3,968,854

Net Assets	$58,354,840

Net assets were comprised of:
Common stock, at par	$1,425
Paid-in capital in excess of par	56,656,789
Total distributable earnings (loss)	1,696,626

Net assets, February 28, 2021	$58,354,840

Net asset value, offering price and redemption price per share, ($58,354,840 / 1,425,000 shares of common stock issued and outstanding)	$40.95

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	37

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$1,384,795
Affiliated dividend income	1,462
Income from securities lending, net (including affiliated income of $805)	959

Total income	1,387,216

Expenses
Management fee	128,816

Total expenses	128,816

Net investment income (loss)	1,258,400

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(215))	513,213
Futures transactions	66,510
Swap agreement transactions	(202,497)

377,226

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(68))	1,613,962
Futures	(31,572)
Swap agreements	251,744

1,834,134

Net gain (loss) on investment transactions	2,211,360

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,469,760

See Notes to Financial Statements.

38

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,258,400	$1,869,520
Net realized gain (loss) on investments	377,226	729,195
Net change in unrealized appreciation (depreciation) on investments	1,834,134	(645,569)

Net increase (decrease) in net assets resulting from operations	3,469,760	1,953,146

Dividends and Distributions
Distributions from distributable earnings	(2,044,656)	(2,177,655)

Fund share transactions
Net proceeds from shares sold	40,345,589	7,569,903
Cost of shares purchased	(18,410,215)	—

Net increase (decrease) in net assets from Fund share transactions	21,935,374	7,569,903

Total increase (decrease)	23,360,478	7,345,394

Net Assets:
Beginning of period	34,994,362	27,648,968

End of period	$58,354,840	$34,994,362

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	39

Notes to Financial Statements (unaudited)

1. Organization

PGIM ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 23, 2017 and currently consists of six separate series: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF. Each series operates as an exchange-traded fund.

These financial statements relate only to PGIM Active High Yield Bond ETF (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

40

For the fiscal reporting year end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a

PGIM Active High Yield Bond ETF	41

Notes to Financial Statements (unaudited) (continued)

single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements

42

in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange- traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Active High Yield Bond ETF	43

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing

44

principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

PGIM Active High Yield Bond ETF	45

Notes to Financial Statements (unaudited) (continued)

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent GAAP/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to the Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of the Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Fund’s Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.53% of the Fund’s average daily net assets. The Manager has contractually

46

agreed, beginning from the inception of the Fund, to waive any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund due to the Fund’s investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the PGIM Institutional Money Market Fund.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., the Fund’s investment subadviser (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. BBH receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated

PGIM Active High Yield Bond ETF	47

Notes to Financial Statements (unaudited) (continued)

solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the period ended February 28, 2021, no 17a- 7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short- term investments and U.S. Government securities) for the period ended February 28, 2021, were $52,069,522 and $28,623,637 respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended February 28, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments—Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$291,324	$34,361,462	$31,943,323	$—	$—	$2,709,463	2,709,463	$1,462
PGIM Institutional Money Market Fund(1)(b)(wa)
—	6,063,475	5,102,872	(68)	(215)	960,320	960,801	805	(2)

$291,324	$40,424,937	$37,046,195	$(68)	$(215)	$3,669,783	3,670,264	$2,267

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$59,374,129

Gross Unrealized Appreciation	2,390,916
Gross Unrealized Depreciation	(1,142,121)

Net Unrealized Appreciation	$1,248,795

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income

48

tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities, assets or other positions (a “creation basket”, and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets”.

A Creation Unit consists of 25,000 shares of the Fund. Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. The Fund may adjust the transaction fee from time to time. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

PGIM Active High Yield Bond ETF	49

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Active High Yield Bond ETF	625,000	44.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund is as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Active High Yield Bond ETF	1	44.1%	2	27.9%

Transactions in shares of beneficial interest were as follows:

Reporting period ended February 28, 2021:

	Shares	Amount
Shares sold	1,000,000	$40,345,589
Shares purchased	(450,000)	(18,410,215)

Net increase (decrease) in shares outstanding	550,000	$21,935,374

Reporting period ended August 31, 2020:

	Shares	Amount
Shares sold	200,000	$7,569,903

Net increase (decrease) in shares outstanding	200,000	$7,569,903

8. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$1,200,000,000	$1,222,500,000*

50

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk”, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely

PGIM Active High Yield Bond ETF	51

Notes to Financial Statements (unaudited) (continued)

principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk”. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is

52

referred to as “extension risk”. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument

PGIM Active High Yield Bond ETF	53

Notes to Financial Statements (unaudited) (continued)

at all. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to reduce the liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain

54

provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Active High Yield Bond ETF	55

Financial Highlights

	Six Months Ended February 28, 2021 (unaudited)		Year Ended August 31, 2020	September 24, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$39.99		$40.96	$40.00
Income (loss) from investment operations:
Net investment income (loss)	1.04		2.49	2.30
Net realized and unrealized gain (loss) on investments	1.70		(0.49)	0.85
Total from investment operations	2.74		2.00	3.15
Less Dividends and Distributions:
Dividends from net investment income	(1.19)		(2.55)	(2.19)
Distributions from net realized gains	(0.59)		(0.42)	-
Total Dividends and Distributions	(1.78)		(2.97)	(2.19)
Net asset value, end of period	$40.95		$39.99	40.96
Total Return(b):	7.01%		5.24%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,355		$34,994	$27,649
Average net assets (000)	$49,013		$29,367	$26,467
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.53%	(d)	0.53%	0.52%	(d)
Expenses before waivers and/or expense reimbursement	0.53%	(d)	0.53%	0.53%	(d)
Net investment income (loss)	5.18%	(d)	6.37%	6.15%	(d)
Portfolio turnover rate(f)	63%		57%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Active High Yield Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ACTIVE HIGH YIELD BOND ETF

TICKER SYMBOL	PHYL

ETF1001E2

PGIM QMA STRATEGIC ALPHA ETFs

PGIM QMA Strategic Alpha Large-Cap Core ETF	PQLC
PGIM QMA Strategic Alpha Small-Cap Growth ETF	PQSG
PGIM QMA Strategic Alpha Small-Cap Value ETF	PQSV
PGIM QMA Strategic Alpha International Equity ETF	PQIN

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM QMA Strategic Alpha ETFs informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Strategic Alpha ETFs

April 15, 2021

PGIM QMA Strategic Alpha ETFs	3

PGIM QMA Strategic Alpha Large-Cap Core ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	15.10	26.25	11.84 (10/17/18)
Market Price**	14.98	14.92	11.84 (10/17/18)
S&P 500 Index	9.75	31.27	17.95

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

S&P 500 Index**—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

**The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

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Presentation of Fund Holdings as of 2/28/21

Ten Largest Holdings	Line of Business	% of Net Assets
News Corp. (Class A Stock)	Media	0.5%
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	0.5%
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	0.4%
People’s United Financial, Inc.	Banks	0.4%
Tapestry, Inc.	Textiles, Apparel & Luxury Goods	0.4%
Zebra Technologies Corp. (Class A Stock)	Electronic Equipment, Instruments & Components	0.4%
MetLife, Inc.	Insurance	0.4%
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	0.4%
US Bancorp	Banks	0.4%
Regions Financial Corp.	Banks	0.4%

PGIM QMA Strategic Alpha ETFs	5

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	36.22	46.73	16.31 (11/13/18)
Market Price**	36.04	47.08	16.35 (11/13/18)
Russell 2000 Growth Index	37.33	58.88	24.90

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Russell 2000 Growth Index—The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this Index generally have higher price-to-book and price-to-earnings ratios. London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2021. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

6	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/28/21

Ten Largest Holdings	Line of Business	% of Net Assets
Pandion Therapeutics, Inc.	Biotechnology	0.6%
Atkore, Inc.	Electrical Equipment	0.3%
Viela Bio, Inc.	Biotechnology	0.3%
Sonos, Inc.	Household Durables	0.3%
Avid Bioservices, Inc.	Biotechnology	0.3%
Amkor Technology, Inc.	Semiconductors & Semiconductor Equipment	0.3%
Lyra Therapeutics, Inc.	Pharmaceuticals	0.3%
Glu Mobile, Inc.	Entertainment	0.3%
Sleep Number Corp.	Specialty Retail	0.3%
iTeos Therapeutics, Inc.	Biotechnology	0.2%

PGIM QMA Strategic Alpha ETFs	7

PGIM QMA Strategic Alpha Small-Cap Value ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	44.37	36.50	10.31 (11/13/18)
Market Price**	44.45	36.78	10.40 (11/13/18)
Russell 2000 Value Index	46.42	41.06	12.54

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates. London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2021. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

8	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/28/21

Ten Largest Holdings	Line of Business	% of Net Assets
Dime Community Bancshares, Inc.	Banks	0.3%
Mesa Air Group, Inc.	Airlines	0.2%
Nabors Industries Ltd.	Energy Equipment & Services	0.2%
Protective Insurance Corp. (Class B Stock)	Insurance	0.2%
Goodyear Tire & Rubber Co. (The)	Auto Components	0.2%
Bonanza Creek Energy, Inc.	Oil, Gas & Consumable Fuels	0.2%
Hanmi Financial Corp.	Banks	0.2%
MVB Financial Corp.	Banks	0.2%
Cooper Tire & Rubber Co.	Auto Components	0.2%
Boston Omaha Corp. (Class A Stock)	Media	0.2%

PGIM QMA Strategic Alpha ETFs	9

PGIM QMA Strategic Alpha International Equity ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.06	21.60	8.96 (12/4/18)
Market Price**	14.37	20.16	9.41 (12/4/18)
MSCI EAFE Index	14.33	22.46	11.06

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

MSCI EAFE Index—The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the US and Canada.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

10	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/28/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
AP Moller—Maersk A/S (Class A Stock)	Marine	Denmark	0.3%
AP Moller—Maersk A/S (Class B Stock)	Marine	Denmark	0.3%
South32 Ltd.	Metals & Mining	Australia	0.3%
CK Asset Holdings Ltd.	Real Estate Management & Development	Hong Kong	0.2%
Porsche Automobil Holding SE	Automobiles	Germany	0.2%
Repsol SA	Oil, Gas & Consumable Fuels	Spain	0.2%
DBS Group Holdings Ltd.	Banks	Singapore	0.2%
Swire Properties Ltd.	Real Estate Management & Development	Hong Kong	0.2%
Evraz PLC	Metals & Mining	United Kingdom	0.2%
Alfa Laval AB	Machinery	Sweden	0.2%

PGIM QMA Strategic Alpha ETFs	11

Fees and Expenses

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	Visit our website at pgim.com/investments

PGIM QMA Strategic Alpha Large-Cap Core ETF	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,151.00	0.17%	$0.91
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PGIM QMA Strategic Alpha Small-Cap Growth ETF	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,362.20	0.29%	$1.70
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

PGIM QMA Strategic Alpha Small-Cap Value ETF	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,443.70	0.29%	$1.76
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

PGIM QMA Strategic Alpha International Equity ETF	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,130.60	0.29%	$1.53
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA Strategic Alpha ETFs	13

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 99.5%

Aerospace & Defense 2.8%
General Dynamics Corp.	286	$46,752
Huntington Ingalls Industries, Inc.	249	43,802
L3Harris Technologies, Inc.	236	42,931
Lockheed Martin Corp.	128	42,272
Northrop Grumman Corp.	146	42,582
Raytheon Technologies Corp.	599	43,122
Teledyne Technologies, Inc.*	111	41,181
Textron, Inc.	880	44,299

		346,941

Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	460	42,246
FedEx Corp.	170	43,265

		85,511

Auto Components 0.7%
Aptiv PLC (Ireland)*	300	44,952
BorgWarner, Inc.	988	44,460

		89,412

Automobiles 0.7%
Ford Motor Co.*	3,752	43,898
General Motors Co.	785	40,294

		84,192

Banks 4.7%
Citigroup, Inc.	699	46,050
Citizens Financial Group, Inc.	1,111	48,262
Fifth Third Bancorp	1,410	48,913
First Republic Bank	281	46,295
JPMorgan Chase & Co.	321	47,241
KeyCorp	2,383	47,994
People’s United Financial, Inc.	3,057	54,843
Regions Financial Corp.	2,431	50,151
Truist Financial Corp.	847	48,245
US Bancorp	1,007	50,350
Wells Fargo & Co.	1,351	48,866
Zions Bancorp NA	912	48,491

		585,701

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	15

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Beverages 1.6%
Coca-Cola Co. (The)	883	$43,258
Constellation Brands, Inc. (Class A Stock)	189	40,472
Molson Coors Beverage Co. (Class B Stock)	854	37,960
Monster Beverage Corp.*	452	39,659
PepsiCo, Inc.	310	40,049

		201,398

Biotechnology 2.2%
AbbVie, Inc.	404	43,527
Amgen, Inc.	172	38,686
Biogen, Inc.*	160	43,661
Gilead Sciences, Inc.	645	39,603
Incyte Corp.*	460	36,184
Regeneron Pharmaceuticals, Inc.*	81	36,496
Vertex Pharmaceuticals, Inc.*	181	38,471

		276,628

Building Products 1.7%
A.O. Smith Corp.	737	43,756
Carrier Global Corp.	1,184	43,251
Fortune Brands Home & Security, Inc.	424	35,251
Johnson Controls International PLC	829	46,250
Masco Corp.	745	39,649

		208,157

Capital Markets 2.9%
Ameriprise Financial, Inc.	204	45,133
Bank of New York Mellon Corp. (The)	1,070	45,111
Cboe Global Markets, Inc.	450	44,532
Franklin Resources, Inc.	1,635	42,788
Invesco Ltd.	2,070	46,409
MSCI, Inc. (Class A Stock)	105	43,525
State Street Corp.	608	44,244
T Rowe Price Group, Inc.	296	47,994

		359,736

Chemicals 2.4%
Celanese Corp. (Class A Stock)	328	45,563
Corteva, Inc.	1,038	46,866
Eastman Chemical Co.	408	44,578
FMC Corp.	376	38,235
Linde PLC (United Kingdom)	171	41,770

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont'd.)
PPG Industries, Inc.	296	$39,907
Sherwin-Williams Co. (The)	59	40,140

		297,059

Commercial Services & Supplies 1.3%
Cintas Corp.	131	42,489
Copart, Inc.*	341	37,224
Republic Services, Inc. (Class A Stock)	460	40,981
Waste Management, Inc.	377	41,805

		162,499

Communications Equipment 1.6%
Arista Networks, Inc.*	139	38,898
Cisco Systems, Inc.	911	40,877
F5 Networks, Inc.*	215	40,846
Juniper Networks, Inc.	1,590	37,015
Motorola Solutions, Inc.	251	44,045

		201,681

Construction & Engineering 0.4%
Quanta Services, Inc.	556	46,621

Construction Materials 0.4%
Martin Marietta Materials, Inc.	140	47,162

Consumer Finance 0.4%
Capital One Financial Corp.	398	47,836

Containers & Packaging 1.7%
Amcor PLC (United Kingdom)	3,845	42,064
Avery Dennison Corp.	271	47,482
International Paper Co.	884	43,891
Sealed Air Corp.	954	39,973
Westrock Co.	928	40,451

		213,861

Distributors 1.0%
Genuine Parts Co.	423	44,563
LKQ Corp.*	1,150	45,298
Pool Corp.	118	39,503

		129,364

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	17

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,500	$41,835
Lumen Technologies, Inc.	3,901	47,943
Verizon Communications, Inc.	755	41,752

		131,530

Electric Utilities 1.6%
Alliant Energy Corp.	869	40,113
Edison International	710	38,333
Exelon Corp.	940	36,284
NRG Energy, Inc.	1,058	38,627
PPL Corp.	1,558	40,804

		194,161

Electrical Equipment 1.1%
AMETEK, Inc.	368	43,413
Eaton Corp. PLC	345	44,916
Emerson Electric Co.	549	47,159

		135,488

Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. (Class A Stock)	342	42,983
Corning, Inc.	1,133	43,326
IPG Photonics Corp.*	172	39,104
Zebra Technologies Corp. (Class A Stock)*	107	53,439

		178,852

Energy Equipment & Services 0.4%
Baker Hughes Co. (Class A Stock)	1,918	46,953

Entertainment 1.0%
Activision Blizzard, Inc.	458	43,789
Electronic Arts, Inc.	268	35,904
Take-Two Interactive Software, Inc.*	215	39,659

		119,352

Equity Real Estate Investment Trusts (REITs) 2.8%
Crown Castle International Corp.	271	42,208
Equinix, Inc.	60	38,901
Extra Space Storage, Inc.	377	47,389
Healthpeak Properties, Inc.	1,445	42,035
Prologis, Inc.	430	42,600
Public Storage	195	45,618

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont'd.)
Ventas, Inc.	890	$47,081
Weyerhaeuser Co.	1,293	43,794

		349,626

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	119	39,389
Kroger Co. (The)	1,302	41,937
Walgreens Boots Alliance, Inc.	1,003	48,074
Walmart, Inc.	273	35,468

		164,868

Food Products 3.8%
Archer-Daniels-Midland Co.	762	43,114
Campbell Soup Co.	928	42,205
Conagra Brands, Inc.	1,270	43,091
General Mills, Inc.	782	43,018
Hershey Co. (The)	268	39,034
Hormel Foods Corp.	956	44,330
JM Smucker Co. (The)(a)	381	42,672
Kellogg Co.	747	43,109
Kraft Heinz Co. (The)	1,226	44,602
Mondelez International, Inc. (Class A Stock)	770	40,933
Tyson Foods, Inc. (Class A Stock)	656	44,392

		470,500

Gas Utilities 0.3%
Atmos Energy Corp.	483	40,867

Health Care Equipment & Supplies 7.0%
Abbott Laboratories	383	45,876
ABIOMED, Inc.*	124	40,244
Align Technology, Inc.*	80	45,369
Baxter International, Inc.	540	41,953
Becton Dickinson & Co.	160	38,584
Boston Scientific Corp.*	1,153	44,713
Cooper Cos., Inc. (The)	106	40,930
Danaher Corp.	173	38,003
DENTSPLY SIRONA, Inc.	803	42,615
Edwards Lifesciences Corp.*	492	40,885
Hologic, Inc.*	569	41,019
IDEXX Laboratories, Inc.*	87	45,255
Intuitive Surgical, Inc.*	54	39,787

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	19

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont'd.)
Medtronic PLC (Ireland)	350	$40,940
ResMed, Inc.	205	39,520
STERIS PLC	226	39,505
Stryker Corp.	178	43,199
Teleflex, Inc.	102	40,608
Varian Medical Systems, Inc.*	246	43,116
West Pharmaceutical Services, Inc.	145	40,694
Zimmer Biomet Holdings, Inc.	264	43,048

		875,863

Health Care Providers & Services 3.5%
Anthem, Inc.	145	43,963
Centene Corp.*	659	38,578
CVS Health Corp.	616	41,968
DaVita, Inc.*	362	36,971
Henry Schein, Inc.*	576	35,626
Humana, Inc.	105	39,863
Laboratory Corp. of America Holdings*	194	46,542
McKesson Corp.	228	38,651
Quest Diagnostics, Inc.	311	35,948
UnitedHealth Group, Inc.	118	39,202
Universal Health Services, Inc. (Class B Stock)*	336	42,111

		439,423

Health Care Technology 0.3%
Cerner Corp.	533	36,852

Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	114	39,502
McDonald’s Corp.	203	41,846
Yum! Brands, Inc.	398	41,205

		122,553

Household Durables 2.1%
DR Horton, Inc.	565	43,432
Lennar Corp. (Class A Stock)	517	42,895
Mohawk Industries, Inc.*	286	50,047
Newell Brands, Inc.	1,754	40,640
PulteGroup, Inc.	909	41,005
Whirlpool Corp.	222	42,198

		260,217

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 1.0%
Clorox Co. (The)	219	$39,650
Colgate-Palmolive Co.	545	40,984
Procter & Gamble Co. (The)	330	40,765

		121,399

Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	1,585	42,098

Industrial Conglomerates 1.1%
3M Co.	253	44,290
General Electric Co.	3,908	49,006
Honeywell International, Inc.	211	42,696

		135,992

Insurance 2.9%
Aflac, Inc.(a)	985	47,172
Allstate Corp. (The)	367	39,122
American International Group, Inc.	1,053	46,279
Assurant, Inc.	314	38,691
Loews Corp.	1,019	48,718
MetLife, Inc.	923	53,165
Progressive Corp. (The)	459	39,451
Travelers Cos., Inc. (The)	291	42,341

		354,939

Interactive Media & Services 1.1%
Alphabet, Inc.,
(Class A Stock)*	24	48,526
(Class C Stock)*	24	48,885
Facebook, Inc. (Class A Stock)*	159	40,961

		138,372

Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.*	12	37,115
eBay, Inc.	703	39,663

		76,778

IT Services 3.4%
Accenture PLC (Ireland) (Class A Stock)	151	37,886
Automatic Data Processing, Inc.	269	46,811
Broadridge Financial Solutions, Inc.	280	39,897
Cognizant Technology Solutions Corp. (Class A Stock)	581	42,692

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	21

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont'd.)
Fidelity National Information Services, Inc.	324	$44,712
Gartner, Inc.*	268	47,983
International Business Machines Corp.	297	35,322
Jack Henry & Associates, Inc.	282	41,860
Paychex, Inc.	456	41,528
VeriSign, Inc.*	219	42,493

		421,184

Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	363	44,311
Bio-Rad Laboratories, Inc. (Class A Stock)*	74	43,253
Illumina, Inc.*	107	47,017
IQVIA Holdings, Inc.*	234	45,113
Mettler-Toledo International, Inc.*	37	41,294
PerkinElmer, Inc.	298	37,575
Thermo Fisher Scientific, Inc.	84	37,806
Waters Corp.*	160	43,821

		340,190

Machinery 4.1%
Cummins, Inc.	175	44,310
Dover Corp.	365	44,990
IDEX Corp.	199	38,839
Illinois Tool Works, Inc.	203	41,042
Ingersoll Rand, Inc.*	945	43,791
Otis Worldwide Corp.	616	39,245
PACCAR, Inc.	435	39,581
Parker-Hannifin Corp.	155	44,479
Pentair PLC (United Kingdom)	789	44,129
Snap-on, Inc.(a)	246	49,965
Stanley Black & Decker, Inc.	227	39,689
Westinghouse Air Brake Technologies Corp.	535	38,750

		508,810

Media 1.5%
Comcast Corp. (Class A Stock)	817	43,072
DISH Network Corp. (Class A Stock)*	1,355	42,696
Fox Corp. (Class A Stock)	1,393	46,401
News Corp. (Class A Stock)	2,431	57,007

		189,176

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining 0.7%
Newmont Corp.	694	$37,740
Nucor Corp.	784	46,899

		84,639

Multiline Retail 0.6%
Dollar Tree, Inc.*	384	37,709
Target Corp.	232	42,558

		80,267

Multi-Utilities 2.2%
CenterPoint Energy, Inc.	1,895	36,839
Consolidated Edison, Inc.	625	41,031
Dominion Energy, Inc.	602	41,129
DTE Energy Co.	320	37,670
Public Service Enterprise Group, Inc.	741	39,888
Sempra Energy	353	40,941
WEC Energy Group, Inc.	492	39,675

		277,173

Oil, Gas & Consumable Fuels 1.5%
EOG Resources, Inc.	786	50,744
Exxon Mobil Corp.	899	48,879
Kinder Morgan, Inc.	2,799	41,145
Williams Cos., Inc. (The)	1,996	45,589

		186,357

Personal Products 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	170	48,596

Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	674	41,336
Johnson & Johnson	255	40,407
Merck & Co., Inc.	532	38,634
Perrigo Co. PLC (Ireland)	996	40,199
Pfizer, Inc.	1,185	39,686
Zoetis, Inc. (Class A Stock)	263	40,828

		241,090

Professional Services 0.4%
Robert Half International, Inc.	634	49,319

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	23

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 1.7%
CSX Corp.	504	$46,141
JB Hunt Transport Services, Inc.	278	40,830
Norfolk Southern Corp.	166	41,842
Old Dominion Freight Line, Inc.	214	45,961
Union Pacific Corp.	208	42,839

		217,613

Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	400	47,276
Broadcom, Inc.	99	46,517
Intel Corp.	717	43,579
KLA Corp.	142	44,195
Lam Research Corp.	77	43,674
Microchip Technology, Inc.	284	43,347
Micron Technology, Inc.*	508	46,497
Qorvo, Inc.*	235	41,061
QUALCOMM, Inc.	262	35,682
Skyworks Solutions, Inc.	272	48,367
Teradyne, Inc.	308	39,612
Texas Instruments, Inc.	258	44,446

		524,253

Software 4.9%
Adobe, Inc.*	92	42,290
ANSYS, Inc.*	114	38,873
Autodesk, Inc.*	145	40,020
Cadence Design Systems, Inc.*	312	44,020
Citrix Systems, Inc.	339	45,284
Fortinet, Inc.*	289	48,798
Intuit, Inc.	121	47,207
Microsoft Corp.	192	44,617
NortonLifeLock, Inc.	2,098	40,932
Oracle Corp.	648	41,802
salesforce.com, Inc.*	195	42,217
ServiceNow, Inc.*	76	40,543
Synopsys, Inc.*	159	38,988
Tyler Technologies, Inc.*	105	48,659

		604,250

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail 2.3%
AutoZone, Inc.*	35	$40,597
Best Buy Co., Inc.	377	37,832
Home Depot, Inc. (The)	155	40,043
Lowe’s Cos., Inc.	251	40,097
O’Reilly Automotive, Inc.*	92	41,154
Tractor Supply Co.	270	42,919
Ulta Beauty, Inc.*	144	46,416

		289,058

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	316	38,318
Hewlett Packard Enterprise Co.	3,849	56,041
HP, Inc.	1,705	49,394
NetApp, Inc.	665	41,629
Seagate Technology PLC	751	54,996

		240,378

Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	1,281	53,981
VF Corp.	514	40,673

		94,654

Tobacco 0.7%
Altria Group, Inc.	929	40,504
Philip Morris International, Inc.	531	44,615

		85,119

Trading Companies & Distributors 0.7%
Fastenal Co.	829	38,441
WW Grainger, Inc.	114	42,489

		80,930

TOTAL LONG-TERM INVESTMENTS (cost $10,340,215)		12,383,498

SHORT-TERM INVESTMENTS 1.0%

AFFILIATED MUTUAL FUND 0.6%
PGIM Institutional Money Market Fund (cost $76,837; includes $76,826 of cash collateral for securities on loan)(b)(wa)	76,871	76,832

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	25

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
TIME DEPOSIT 0.4%
Skandinaviska Enskilda Banken AB (Sweden) (cost $41,176)	0.005%	03/01/21	41	$41,176

TOTAL SHORT-TERM INVESTMENTS (cost $118,013)				118,008

TOTAL INVESTMENTS 100.5% (cost $10,458,228)				12,501,506
Liabilities in excess of other assets (0.5)%				(59,703)

NET ASSETS 100.0%				$12,441,803

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,407; cash collateral of $76,826 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

26

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$346,941	$—	$—
Air Freight & Logistics	85,511	—	—
Auto Components	89,412	—	—
Automobiles	84,192	—	—
Banks	585,701	—	—
Beverages	201,398	—	—
Biotechnology	276,628	—	—
Building Products	208,157	—	—
Capital Markets	359,736	—	—
Chemicals	297,059	—	—
Commercial Services & Supplies	162,499	—	—
Communications Equipment	201,681	—	—
Construction & Engineering	46,621	—	—
Construction Materials	47,162	—	—
Consumer Finance	47,836	—	—
Containers & Packaging	213,861	—	—
Distributors	129,364	—	—
Diversified Telecommunication Services	131,530	—	—
Electric Utilities	194,161	—	—
Electrical Equipment	135,488	—	—
Electronic Equipment, Instruments & Components	178,852	—	—
Energy Equipment & Services	46,953	—	—
Entertainment	119,352	—	—
Equity Real Estate Investment Trusts (REITs)	349,626	—	—
Food & Staples Retailing	164,868	—	—
Food Products	470,500	—	—
Gas Utilities	40,867	—	—
Health Care Equipment & Supplies	875,863	—	—
Health Care Providers & Services	439,423	—	—
Health Care Technology	36,852	—	—
Hotels, Restaurants & Leisure	122,553	—	—
Household Durables	260,217	—	—
Household Products	121,399	—	—
Independent Power & Renewable Electricity Producers	42,098	—	—
Industrial Conglomerates	135,992	—	—
Insurance	354,939	—	—
Interactive Media & Services	138,372	—	—
Internet & Direct Marketing Retail	76,778	—	—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	27

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
IT Services	$421,184	$—	$—
Life Sciences Tools & Services	340,190	—	—
Machinery	508,810	—	—
Media	189,176	—	—
Metals & Mining	84,639	—	—
Multiline Retail	80,267	—	—
Multi-Utilities	277,173	—	—
Oil, Gas & Consumable Fuels	186,357	—	—
Personal Products	48,596	—	—
Pharmaceuticals	241,090	—	—
Professional Services	49,319	—	—
Road & Rail	217,613	—	—
Semiconductors & Semiconductor Equipment	524,253	—	—
Software	604,250	—	—
Specialty Retail	289,058	—	—
Technology Hardware, Storage & Peripherals	240,378	—	—
Textiles, Apparel & Luxury Goods	94,654	—	—
Tobacco	85,119	—	—
Trading Companies & Distributors	80,930	—	—
Affiliated Mutual Fund	76,832	—	—
Time Deposit	—	41,176	—

Total	$12,460,330	$41,176	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Health Care Equipment & Supplies	7.0%
Software	4.9
Banks	4.7
Semiconductors & Semiconductor Equipment	4.2
Machinery	4.1
Food Products	3.8
Health Care Providers & Services	3.5
IT Services	3.4
Capital Markets	2.9
Insurance	2.9
Equity Real Estate Investment Trusts (REITs)	2.8
Aerospace & Defense	2.8
Life Sciences Tools & Services	2.7
Chemicals	2.4
Specialty Retail	2.3
Multi-Utilities	2.2
Biotechnology	2.2
Household Durables	2.1
Pharmaceuticals	1.9
Technology Hardware, Storage & Peripherals	1.9
Road & Rail	1.7
Containers & Packaging	1.7
Building Products	1.7
Communications Equipment	1.6
Beverages	1.6
Electric Utilities	1.6
Media	1.5
Oil, Gas & Consumable Fuels	1.5

See Notes to Financial Statements.

28

Industry Classification (cont’d.)
Electronic Equipment, Instruments & Components	1.4%
Food & Staples Retailing	1.3
Commercial Services & Supplies	1.3
Interactive Media & Services	1.1
Industrial Conglomerates	1.1
Electrical Equipment	1.1
Diversified Telecommunication Services	1.1
Distributors	1.0
Hotels, Restaurants & Leisure	1.0
Household Products	1.0
Entertainment	1.0
Textiles, Apparel & Luxury Goods	0.8
Auto Components	0.7
Air Freight & Logistics	0.7
Tobacco	0.7
Metals & Mining	0.7
Automobiles	0.7
Trading Companies & Distributors	0.7
Multiline Retail	0.6
Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	0.6
Internet & Direct Marketing Retail	0.6
Professional Services	0.4
Personal Products	0.4
Consumer Finance	0.4
Construction Materials	0.4
Energy Equipment & Services	0.4
Construction & Engineering	0.4
Time Deposit	0.4
Independent Power & Renewable Electricity Producers	0.3
Gas Utilities	0.3
Health Care Technology	0.3

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$74,407	$(74,407)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	29

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $74,407:
Unaffiliated investments (cost $10,381,391)	$12,424,674
Affiliated investments (cost $76,837)	76,832
Interest and dividends receivable	18,880

Total Assets	12,520,386

Liabilities
Payable to broker for collateral for securities on loan	76,826
Management fee payable	1,638
Other liabilities	119

Total Liabilities	78,583

Net Assets	$12,441,803

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,206,775
Total distributable earnings (loss)	2,234,828

Net assets, February 28, 2021	$12,441,803

Net asset value, offering price and redemption price per share, ($12,441,803 / 200,000 shares of common stock issued and outstanding)	$62.21

See Notes to Financial Statements.

30

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$388
Unaffiliated dividend income	101,904
Income from securities lending, net (including affiliated income of $365)	368
Miscellaneous Income	49

Total income	102,709

Expenses
Management fee	9,831

Total expenses	9,831

Net investment income (loss)	92,878

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(105))	914,482
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $57)	635,295

Net gain (loss) on investment transactions	1,549,777

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,642,655

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	31

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,878	$206,373
Net realized gain (loss) on investments	914,482	(609,299)
Net change in unrealized appreciation (depreciation) on investments	635,295	1,189,934

Net increase (decrease) in net assets resulting from operations	1,642,655	787,008

Dividends and Distributions
Distributions from distributable earnings	(158,974)	(208,630)

Total increase (decrease)	1,483,681	578,378

Net Assets:
Beginning of period	10,958,122	10,379,744

End of period	$12,441,803	$10,958,122

See Notes to Financial Statements.

32

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.9%

Aerospace & Defense 0.5%
Kaman Corp.(a)	428	$20,827
Parsons Corp.*	657	23,481
Vectrus, Inc.*	462	25,225

		69,533

Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	960	25,478
Atlas Air Worldwide Holdings, Inc.*	482	26,573
Forward Air Corp.	323	27,704

		79,755

Auto Components 1.4%
Dorman Products, Inc.*	259	25,825
Fox Factory Holding Corp.*	206	26,193
Gentherm, Inc.*	413	29,236
LCI Industries	187	26,356
Patrick Industries, Inc.	368	29,046
Standard Motor Products, Inc.	615	25,836
XPEL, Inc.*	511	24,707

		187,199

Automobiles 0.2%
Winnebago Industries, Inc.	365	25,404

Banks 1.2%
Cambridge Bancorp	364	27,744
Eastern Bankshares, Inc.*	1,573	27,700
First Foundation, Inc.	1,195	27,306
Independent Bank Corp.	327	27,962
Investors Bancorp, Inc.	2,152	28,708
National Bank Holdings Corp. (Class A Stock)	725	28,094

		167,514

Beverages 0.6%
Coca-Cola Consolidated, Inc.	96	24,639
MGP Ingredients, Inc.	473	30,215
National Beverage Corp.	460	21,924

		76,778

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	33

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 14.1%
89bio, Inc.*	1,223	$30,037
ADMA Biologics, Inc.(a)*	10,384	23,987
Aduro Biotech, Inc.*^	1,571	0
Adverum Biotechnologies, Inc.*	1,862	23,889
Aeglea BioTherapeutics, Inc.*	3,357	25,010
Akebia Therapeutics, Inc.*	7,474	25,860
Akero Therapeutics, Inc.*	826	25,110
Akouos, Inc.*	1,499	30,535
Albireo Pharma, Inc.*	705	24,576
Allogene Therapeutics, Inc.*	777	26,970
Amicus Therapeutics, Inc.*	1,312	16,111
Annexon, Inc.*	1,005	29,256
Aravive, Inc.*	4,310	29,351
Arcus Biosciences, Inc.*	671	23,659
Ardelyx, Inc.*	3,415	22,027
Arena Pharmaceuticals, Inc.*	329	26,435
Assembly Biosciences, Inc.*	4,239	21,534
Athenex, Inc.*	1,915	23,171
Avid Bioservices, Inc.*	1,744	35,892
Avrobio, Inc.*	1,720	18,920
Axcella Health, Inc.*	4,384	24,989
Black Diamond Therapeutics, Inc.*	974	27,272
Blueprint Medicines Corp.*	249	24,457
Calithera Biosciences, Inc.*	7,990	23,331
Catalyst Pharmaceuticals, Inc.*	6,913	26,892
Centogene NV (Germany)*	2,197	25,397
Checkmate Pharmaceuticals, Inc.*	1,554	20,668
Coherus Biosciences, Inc.*	1,312	21,307
Constellation Pharmaceuticals, Inc.*	720	18,144
ContraFect Corp.*	4,732	24,843
Crinetics Pharmaceuticals, Inc.*	1,683	25,733
CytomX Therapeutics, Inc.*	3,612	28,354
Dicerna Pharmaceuticals, Inc.*	994	26,818
Dyadic International, Inc.*	4,499	23,890
Eagle Pharmaceuticals, Inc.*	525	23,362
Eiger BioPharmaceuticals, Inc.*	2,291	23,299
Emergent BioSolutions, Inc.(a)*	241	23,136
Exicure, Inc.*	10,542	22,876
Fennec Pharmaceuticals, Inc.*	3,123	22,860
Flexion Therapeutics, Inc.*	2,097	23,109
Gossamer Bio, Inc.*	2,415	22,701
Immunovant, Inc.*	614	9,689

See Notes to Financial Statements.

34

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont'd.)
Inozyme Pharma, Inc.*	976	$19,520
Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)*	2,456	22,669
iTeos Therapeutics, Inc.*	810	33,680
Kindred Biosciences, Inc.*	5,277	23,799
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,182	24,314
Ligand Pharmaceuticals, Inc.(a)*	165	24,456
MacroGenics, Inc.*	1,073	26,836
Magenta Therapeutics, Inc.*	2,682	28,188
MediciNova, Inc.*	4,225	23,576
MEI Pharma, Inc.*	8,409	31,534
MeiraGTx Holdings PLC*	1,694	25,139
Minerva Neurosciences, Inc.*	7,434	23,045
Morphic Holding, Inc.*	812	29,362
Natera, Inc.*	216	25,075
Neoleukin Therapeutics, Inc.*	1,883	22,671
NextCure, Inc.*	1,883	21,391
Ovid therapeutics, Inc.*	9,327	27,515
Oyster Point Pharma, Inc.*	1,257	24,901
Pandion Therapeutics, Inc.*	1,420	85,484
Poseida Therapeutics, Inc.*	2,824	31,177
Protara Therapeutics, Inc.*	1,315	22,618
PTC Therapeutics, Inc.*	382	21,812
Puma Biotechnology, Inc.*	2,043	20,348
Radius Health, Inc.*	1,205	22,425
Replimune Group, Inc.*	569	19,704
Soleno Therapeutics, Inc.*	12,512	30,154
Travere Therapeutics, Inc.*	979	30,173
UNITY Biotechnology, Inc.*	3,811	25,953
Veracyte, Inc.*	463	26,882
Verastem, Inc.*	11,985	28,165
Vericel Corp.*	588	28,389
Viela Bio, Inc.*	688	36,602
Voyager Therapeutics, Inc.*	2,951	16,732
Xencor, Inc.*	477	23,502
Zentalis Pharmaceuticals, Inc.*	626	26,317

		1,949,565

Building Products 1.9%
Advanced Drainage Systems, Inc.	302	33,226
Alpha Pro Tech Ltd. (Canada)(a)*	1,842	25,751
Apogee Enterprises, Inc.	681	25,469

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	35

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont'd.)
Builders FirstSource, Inc.*	564	$24,401
Cornerstone Building Brands, Inc.*	2,035	23,179
CSW Industrials, Inc.	208	26,119
Gibraltar Industries, Inc.*	283	24,720
Masonite International Corp.*	240	26,333
Simpson Manufacturing Co., Inc.	256	24,950
UFP Industries, Inc.(a)	440	26,840

		260,988

Capital Markets 2.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	472	22,420
Assetmark Financial Holdings, Inc.*	1,045	24,693
Brightsphere Investment Group, Inc.	1,241	22,462
Cohen & Steers, Inc.	322	20,730
Cowen, Inc. (Class A Stock)	962	32,564
Federated Hermes, Inc. (Class B Stock)	836	22,338
GAMCO Investors, Inc. (Class A Stock)	1,354	25,726
Houlihan Lokey, Inc. (Class A Stock)	362	23,009
PJT Partners, Inc. (Class A Stock)	307	21,404
Pzena Investment Management, Inc. (Class A Stock)	3,035	27,983
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,687	23,685
StepStone Group, Inc. (Class A Stock)*	704	25,351
StoneX Group, Inc.*	458	26,422
Virtus Investment Partners, Inc.	119	29,857

		348,644

Chemicals 2.7%
Balchem Corp.	218	26,021
Chase Corp.	247	26,597
Ferro Corp.*	1,704	27,042
GCP Applied Technologies, Inc.*	992	24,592
Hawkins, Inc.	485	30,361
HB Fuller Co.	505	28,315
Ingevity Corp.*	341	23,693
Innospec, Inc.	285	28,628
Koppers Holdings, Inc.*	737	24,623
Orion Engineered Carbons SA (Luxembourg)	1,454	25,736
PQ Group Holdings, Inc.	1,793	27,540
Quaker Chemical Corp.	95	26,826
Sensient Technologies Corp.	324	25,223
Stepan Co.	211	25,466

		370,663

See Notes to Financial Statements.

36

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies 0.9%
Brady Corp. (Class A Stock)	520	$27,253
Cimpress PLC (Ireland)*	243	24,077
Healthcare Services Group, Inc.	871	24,780
Tetra Tech, Inc.	193	26,705
UniFirst Corp.	117	28,348

		131,163

Communications Equipment 1.5%
CalAmp Corp.*	2,271	25,367
Calix, Inc.*	720	28,447
Cambium Networks Corp.*	753	31,844
Casa Systems, Inc.*	3,075	25,246
Clearfield, Inc.*	727	23,562
Extreme Networks, Inc.*	3,275	30,032
Genasys, Inc.*	3,004	20,637
Viavi Solutions, Inc.*	1,603	25,945

		211,080

Construction & Engineering 1.5%
Comfort Systems USA, Inc.	444	27,501
EMCOR Group, Inc.	270	26,290
HC2 Holdings, Inc.*	6,210	21,735
IES Holdings, Inc.*	583	26,725
MasTec, Inc.*	321	27,847
MYR Group, Inc.*	393	23,167
NV5 Global, Inc.*	275	28,397
Primoris Services Corp.	835	27,947

		209,609

Consumer Finance 0.7%
Curo Group Holdings Corp.	1,766	25,554
FirstCash, Inc.	441	27,924
Green Dot Corp. (Class A Stock)*	490	23,158
PROG Holdings, Inc.	517	25,850

		102,486

Containers & Packaging 0.4%
Myers Industries, Inc.	1,162	25,727
Pactiv Evergreen, Inc.	1,636	22,871

		48,598

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	37

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Distributors 0.2%
Core-Mark Holding Co., Inc.	762	$24,826

Diversified Consumer Services 0.4%
Perdoceo Education Corp.*	2,038	26,229
Strategic Education, Inc.	282	25,639

		51,868

Diversified Telecommunication Services 0.8%
IDT Corp. (Class B Stock)*	1,779	31,933
Ooma, Inc.*	1,678	26,513
ORBCOMM, Inc.*	2,989	22,806
Vonage Holdings Corp.*	1,806	23,875

		105,127

Electric Utilities 0.7%
Genie Energy Ltd. (Class B Stock)	3,433	25,919
MGE Energy, Inc.	384	24,461
Otter Tail Corp.	612	24,798
Spark Energy, Inc. (Class A Stock)	2,171	21,645

		96,823

Electrical Equipment 0.8%
Allied Motion Technologies, Inc.	530	25,726
Atkore, Inc.*	546	36,937
EnerSys	273	24,647
Vicor Corp.*	245	24,130

		111,440

Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc.	251	27,256
ePlus, Inc.*	281	26,571
Fabrinet (Thailand)*	292	25,792
FARO Technologies, Inc.*	321	30,001
Insight Enterprises, Inc.*	342	28,588
Intellicheck, Inc.*	2,181	26,543
Iteris, Inc.*	3,760	20,718
Luna Innovations, Inc.*	2,279	26,755
Methode Electronics, Inc.	644	25,071
Napco Security Technologies, Inc.*	888	27,643
Novanta, Inc.*	196	25,937

See Notes to Financial Statements.

38

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont'd.)
OSI Systems, Inc.*	272	$25,737
Plexus Corp.*	321	26,958
Rogers Corp.*	153	27,766

		371,336

Energy Equipment & Services 0.2%
DMC Global, Inc.	512	32,251

Entertainment 0.3%
Glu Mobile, Inc.*	2,806	35,019

Equity Real Estate Investment Trusts (REITs) 3.3%
Alexander’s, Inc.	92	24,942
Broadstone Net Lease, Inc. (Class A Stock)	1,367	24,729
EastGroup Properties, Inc.	182	24,772
Four Corners Property Trust, Inc.	943	25,546
Gladstone Commercial Corp.	1,403	26,208
Gladstone Land Corp.	1,515	27,103
Indus Realty Trust, Inc.	396	24,029
LTC Properties, Inc.	639	26,142
Monmouth Real Estate Investment Corp.	1,462	25,322
National Health Investors, Inc.	383	26,147
National Storage Affiliates Trust	693	26,715
NexPoint Residential Trust, Inc.	600	24,624
PS Business Parks, Inc.	186	26,944
Saul Centers, Inc.	817	28,938
Terreno Realty Corp.	448	25,106
UMH Properties, Inc.	1,665	28,422
Uniti Group, Inc.	1,834	21,843
Universal Health Realty Income Trust	396	24,532

		462,064

Food & Staples Retailing 0.5%
BJ’s Wholesale Club Holdings, Inc.*	590	23,706
Natural Grocers by Vitamin Cottage, Inc.	1,558	21,937
PriceSmart, Inc.	268	25,848

		71,491

Food Products 1.2%
Freshpet, Inc.*	170	26,499
J&J Snack Foods Corp.	164	26,037

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	39

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont'd.)
John B Sanfilippo & Son, Inc.(a)	317	$27,408
Mission Produce, Inc.*	1,579	33,096
Sanderson Farms, Inc.	176	26,840
Tootsie Roll Industries, Inc.(a)	735	22,645

		162,525

Gas Utilities 0.9%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	383	25,362
ONE Gas, Inc.	354	23,707
RGC Resources, Inc.	1,081	24,550
South Jersey Industries, Inc.	1,131	28,400
Southwest Gas Holdings, Inc.	423	26,374

		128,393

Health Care Equipment & Supplies 5.8%
Accuray, Inc.*	5,049	25,144
Antares Pharma, Inc.*	5,618	23,876
AtriCure, Inc.*	440	28,719
Atrion Corp.	36	22,496
AxoGen, Inc.*	1,378	30,454
BioLife Solutions, Inc.*	611	23,970
Cardiovascular Systems, Inc.*	551	22,756
CONMED Corp.	235	28,919
CytoSorbents Corp.*	2,666	25,114
Electromed, Inc.*	2,495	26,347
Heska Corp.*	154	29,014
Inari Medical, Inc.*	236	24,686
Integer Holdings Corp.*	310	27,339
iRadimed Corp.*	1,115	24,864
LeMaitre Vascular, Inc.	548	28,162
LivaNova PLC (United Kingdom)*	416	32,257
Meridian Bioscience, Inc.*	1,098	23,146
Merit Medical Systems, Inc.*	422	23,514
Misonix, Inc.*	1,845	30,922
Natus Medical, Inc.*	941	24,381
Neogen Corp.*	299	24,494
Nevro Corp.*	146	24,116
NuVasive, Inc.*	451	27,209
OraSure Technologies, Inc.*	1,783	18,900
Quotient Ltd. (Switzerland)*	4,170	18,723
Repro-Med Systems, Inc.*	5,000	19,400
Rockwell Medical, Inc.*	17,568	23,717

See Notes to Financial Statements.

40

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont'd.)
Silk Road Medical, Inc.*	432	$23,661
STAAR Surgical Co.*	286	29,747
Tela Bio, Inc.*	1,812	27,850
Utah Medical Products, Inc.	298	25,151
Zynex, Inc.*	1,376	19,979

		809,027

Health Care Providers & Services 3.0%
Accolade, Inc.*	465	20,609
AMN Healthcare Services, Inc.*	313	22,808
Apollo Medical Holdings, Inc.*	1,066	26,383
CorVel Corp.*	251	25,477
Ensign Group, Inc. (The)(a)	323	26,492
Hanger, Inc.*	1,108	24,354
InfuSystem Holdings, Inc.*	1,449	24,720
LHC Group, Inc.*	117	21,260
ModivCare, Inc.*	153	19,624
National Research Corp.	534	27,592
Option Care Health, Inc.*	1,411	27,077
Pennant Group, Inc. (The)*	411	21,693
RadNet, Inc.*	1,323	24,396
Select Medical Holdings Corp.*	920	29,118
Tivity Health, Inc.*	1,164	27,703
US Physical Therapy, Inc.	194	22,745
Viemed Healthcare, Inc.*	2,891	27,262

		419,313

Health Care Technology 1.5%
Allscripts Healthcare Solutions, Inc.*	1,504	23,207
Evolent Health, Inc. (Class A Stock)*	1,325	26,699
Inovalon Holdings, Inc. (Class A Stock)*	994	24,412
Inspire Medical Systems, Inc.*	120	27,935
OptimizeRx Corp.*	551	29,302
Schrodinger, Inc.*	267	27,362
Simulations Plus, Inc.	337	24,170
Vocera Communications, Inc.*	562	24,076

		207,163

Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc. (Class A Stock)*	2,570	28,501
Cracker Barrel Old Country Store, Inc.	184	28,496
Golden Entertainment, Inc.*	1,282	30,294

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	41

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont'd.)
Jack in the Box, Inc.	254	$25,997
Marriott Vacations Worldwide Corp.	194	32,924
Monarch Casino & Resort, Inc.*	439	29,703
Papa John’s International, Inc.	263	23,720
Texas Roadhouse, Inc. (Class A Stock)	294	26,719
Wingstop, Inc.	164	22,328

		248,682

Household Durables 2.6%
Cavco Industries, Inc.*	136	28,684
GoPro, Inc. (Class A Stock)(a)*	2,895	21,770
Installed Building Products, Inc.*	224	24,497
iRobot Corp.*	236	29,290
KB Home	601	24,268
LGI Homes, Inc.*	228	24,909
Lovesac Co. (The)*	450	25,961
Meritage Homes Corp.*	267	22,511
Purple Innovation, Inc. (Class A Stock)*	655	24,097
Skyline Champion Corp.*	748	33,099
Sonos, Inc.*	929	36,175
Taylor Morrison Home Corp. (Class A Stock)*	847	23,301
TopBuild Corp.(a)*	109	20,755
Universal Electronics, Inc.*	427	24,847

		364,164

Household Products 0.6%
Central Garden & Pet Co.*	585	26,676
Central Garden & Pet Co. (Class A Stock)*	631	26,193
WD-40 Co.	85	26,499

		79,368

Independent Power & Renewable Electricity Producers 0.5%
Clearway Energy, Inc.,
(Class A Stock)	841	21,992
(Class C Stock)	765	21,007
Ormat Technologies, Inc.	238	20,389

		63,388

Industrial Conglomerates 0.2%
Raven Industries, Inc.	694	27,205

See Notes to Financial Statements.

42

Description	Shares	Value

COMMON STOCKS (Continued)

Insuranc 0.7%
HCI Group, Inc.	453	$26,215
James River Group Holdings Ltd. (Bermuda)	534	24,516
RLI Corp.	249	25,981
Universal Insurance Holdings, Inc.	1,599	23,809

		100,521

Interactive Media & Services 0.6%
Cargurus, Inc. (Class A Stock)*	831	21,564
QuinStreet, Inc.*	1,158	27,665
Yelp, Inc. (Class A Stock)*	819	30,885

		80,114

Internet & Direct Marketing Retail 0.7%
Overstock.com, Inc.*	381	25,592
PetMed Express, Inc.(a)	731	25,373
Shutterstock, Inc.	350	30,881
Stamps.com, Inc.*	108	19,648

		101,494

IT Services 3.1%
Brightcove, Inc.*	1,441	31,385
Cass Information Systems, Inc.	629	27,097
CSG Systems International, Inc.	568	26,213
EVERTEC, Inc. (Puerto Rico)	699	27,191
ExlService Holdings, Inc.*	282	23,863
Grid Dynamics Holdings, Inc.*	1,905	28,404
Hackett Group, Inc. (The)	1,749	27,319
International Money Express, Inc.*	1,721	25,350
MAXIMUS, Inc.	323	26,253
NIC, Inc.	908	31,517
Perspecta, Inc.	939	27,419
PFSweb, Inc.*	3,685	25,869
Rackspace Technology, Inc.*	1,287	27,053
Sykes Enterprises, Inc.*	627	25,619
TTEC Holdings, Inc.(a)	338	28,439
Unisys Corp.*	1,070	26,269

		435,260

Leisure Products 1.3%
Acushnet Holdings Corp.	620	26,176
Johnson Outdoors, Inc. (Class A Stock)	225	27,153

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	43

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products (cont'd.)
Malibu Boats, Inc. (Class A Stock)*	349	$26,015
Marine Products Corp.	1,603	26,946
MasterCraft Boat Holdings, Inc.*	904	23,170
Sturm Ruger & Co., Inc.	381	25,984
YETI Holdings, Inc.*	366	25,170

		180,614

Life Sciences Tools & Services 0.2%
Medpace Holdings, Inc.*	185	30,050

Machinery 3.3%
Alamo Group, Inc.	174	26,558
Albany International Corp. (Class A Stock)	359	28,379
Douglas Dynamics, Inc.	601	28,956
Federal Signal Corp.	726	26,434
Franklin Electric Co., Inc.	338	25,370
Gorman-Rupp Co. (The)	786	25,144
Helios Technologies, Inc.	469	30,673
John Bean Technologies Corp.	190	28,038
Kadant, Inc.	163	28,362
Meritor, Inc.*	855	25,966
Mueller Water Products, Inc. (Class A Stock)	1,906	24,568
Omega Flex, Inc.	167	28,808
Rexnord Corp.	576	25,891
Shyft Group, Inc. (The)	816	26,838
SPX Corp.*	401	22,292
Tennant Co.	352	26,822
Watts Water Technologies, Inc. (Class A Stock)	186	21,221

		450,320

Media 1.3%
AMC Networks, Inc. (Class A Stock)(a)*	471	30,893
Daily Journal Corp.*	77	26,357
Gray Television, Inc.*	1,464	26,572
Meredith Corp.*	1,234	30,578
TechTarget, Inc.*	351	29,354
WideOpenWest, Inc.*	2,282	32,062

		175,816

Metals & Mining 0.2%
Materion Corp.	382	26,159

See Notes to Financial Statements.

44

Description	Shares	Value

COMMON STOCKS (Continued)

Multiline Retail 0.4%
Big Lots, Inc.(a)	501	$31,833
Franchise Group, Inc.	774	27,152

		58,985

Oil, Gas & Consumable Fuels 0.2%
Dorian LPG Ltd.*	2,162	26,917

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	583	27,757

Personal Products 0.6%
Lifevantage Corp.*	2,763	24,176
Medifast, Inc.	111	28,082
USANA Health Sciences, Inc.*	287	27,856

		80,114

Pharmaceuticals 5.5%
Agile Therapeutics, Inc.*	8,549	24,536
Amneal Pharmaceuticals, Inc.*	5,288	28,502
Amphastar Pharmaceuticals, Inc.*	1,347	23,613
ANI Pharmaceuticals, Inc.*	798	23,222
Aquestive Therapeutics, Inc.*	4,539	20,789
BioDelivery Sciences International, Inc.*	6,107	25,649
Cara Therapeutics, Inc.*	1,305	23,947
Cerecor, Inc.*	7,964	26,839
Chiasma, Inc.*	6,302	24,515
Collegium Pharmaceutical, Inc.*	1,026	24,203
Corcept Therapeutics, Inc.*	898	22,585
Durect Corp.*	10,481	23,268
Harrow Health, Inc.*	2,965	22,741
IMARA, Inc.*	1,865	23,480
Innoviva, Inc.*	2,085	23,831
Intra-Cellular Therapies, Inc.*	756	26,785
Lyra Therapeutics, Inc.*	2,368	35,330
NGM Biopharmaceuticals, Inc.*	918	24,529
Pacira BioSciences, Inc.*	367	26,974
Phathom Pharmaceuticals, Inc.*	642	28,280
Phibro Animal Health Corp. (Class A Stock)	1,201	25,906
Pliant Therapeutics, Inc.*	941	31,138
Prestige Consumer Healthcare, Inc.*	653	27,237
Provention Bio, Inc.*	1,765	22,451
Relmada Therapeutics, Inc.*	721	24,038

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	45

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont'd.)
SIGA Technologies, Inc.*	3,733	$23,593
Strongbridge Biopharma PLC*	8,483	26,637
Supernus Pharmaceuticals, Inc.*	794	21,335
Verrica Pharmaceuticals, Inc.*	2,078	28,489
Zogenix, Inc.*	1,307	27,721

		762,163

Professional Services 2.3%
ASGN, Inc.*	268	24,916
CBIZ, Inc.*	947	28,552
CRA International, Inc.	448	24,716
Exponent, Inc.	250	24,117
Forrester Research, Inc.*	610	27,560
Franklin Covey Co.*	1,024	26,327
ICF International, Inc.	284	23,700
Insperity, Inc.	279	24,747
KBR, Inc.	768	23,808
Kforce, Inc.	556	28,551
ManTech International Corp. (Class A Stock)	258	20,165
Mastech Digital, Inc.*	1,459	23,344
TriNet Group, Inc.*	303	24,322

		324,825

Real Estate Management & Development 0.6%
Cushman & Wakefield PLC*	1,743	26,982
Marcus & Millichap, Inc.*	630	23,858
RMR Group, Inc. (The) (Class A Stock)	684	27,490

		78,330

Road & Rail 0.7%
Marten Transport Ltd.	1,426	23,073
Saia, Inc.*	144	28,876
Universal Logistics Holdings, Inc.	1,121	26,243
Werner Enterprises, Inc.(a)	582	24,979

		103,171

Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc.	224	23,397
Amkor Technology, Inc.	1,481	35,381
Axcelis Technologies, Inc.*	649	23,929

See Notes to Financial Statements.

46

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont'd.)
Brooks Automation, Inc.	315	$26,195
CEVA, Inc.*	383	23,451
CMC Materials, Inc.	156	26,598
Cohu, Inc.*	544	23,637
CyberOptics Corp.*	986	26,376
Diodes, Inc.*	335	26,304
DSP Group, Inc.*	1,408	21,923
FormFactor, Inc.*	528	23,955
Ichor Holdings Ltd.*	636	27,195
Lattice Semiconductor Corp.*	634	30,508
MACOM Technology Solutions Holdings, Inc.*	421	27,091
NeoPhotonics Corp.*	2,112	20,296
NVE Corp.	362	25,510
Onto Innovation, Inc.*	443	27,670
PDF Solutions, Inc.*	1,162	21,334
Power Integrations, Inc.	276	24,390
Semtech Corp.*	312	22,873
Silicon Laboratories, Inc.*	182	28,345
SMART Global Holdings, Inc.*	695	32,450
Synaptics, Inc.*	225	30,157
Ultra Clean Holdings, Inc.*	600	27,828

		626,793

Software 7.0%
A10 Networks, Inc.*	2,646	24,714
ACI Worldwide, Inc.*	665	25,443
Agilysys, Inc.*	530	31,583
Alarm.com Holdings, Inc.*	262	23,025
Altair Engineering, Inc. (Class A Stock)*	453	27,900
American Software, Inc. (Class A Stock)	1,271	25,674
Appfolio, Inc. (Class A Stock)*	165	27,063
Benefitfocus, Inc.*	1,851	28,135
Blackbaud, Inc.	390	26,840
Bottomline Technologies DE, Inc.*	504	22,620
Box, Inc. (Class A Stock)*	1,460	26,791
ChannelAdvisor Corp.*	1,187	26,826
Cloudera, Inc.*	1,680	27,115
Cognyte Software Ltd. (Israel)*	339	9,787
CommVault Systems, Inc.*	461	29,380
Cornerstone OnDemand, Inc.*	591	29,857
Ebix, Inc.(a)	555	13,531
eGain Corp.*	2,130	24,751

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	47

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont'd.)
Envestnet, Inc.*	310	$19,846
Intelligent Systems Corp.*	651	25,832
InterDigital, Inc.(a)	386	24,461
J2 Global, Inc.*	253	28,179
Mimecast Ltd.*	556	23,841
Mitek Systems, Inc.*	1,410	21,545
OneSpan, Inc.*	1,055	24,645
Ping Identity Holding Corp.*	832	19,494
Progress Software Corp.	599	25,481
QAD, Inc. (Class A Stock)	384	24,653
Qualys, Inc.*	182	17,683
Rimini Street, Inc.*	3,499	27,187
Sapiens International Corp. NV (Israel)	774	24,288
ShotSpotter, Inc.*	504	21,158
Smith Micro Software, Inc.*	3,822	25,225
SPS Commerce, Inc.*	236	23,772
Tenable Holdings, Inc.*	475	19,432
Upland Software, Inc.*	528	26,099
Varonis Systems, Inc. (Class B Stock)*	142	26,063
Verint Systems, Inc.*	339	16,709
VirnetX Holding Corp.(a)	4,588	31,932
Xperi Holding Corp.	1,206	25,447

		974,007

Specialty Retail 2.5%
Aaron’s Co., Inc. (The)*	1,227	26,945
Academy Sports & Outdoors, Inc.*	1,082	25,925
America’s Car-Mart, Inc.*	207	27,945
Asbury Automotive Group, Inc.*	164	27,790
Boot Barn Holdings, Inc.*	429	25,920
Lumber Liquidators Holdings, Inc.*	838	20,757
Murphy USA, Inc.	204	25,429
National Vision Holdings, Inc.*	539	25,597
OneWater Marine, Inc. (Class A Stock)*	757	26,957
Rent-A-Center, Inc.	552	31,883
RH*	51	25,009
Sleep Number Corp.*	255	34,968
Winmark Corp.	144	25,414

		350,539

See Notes to Financial Statements.

48

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 0.4%
Avid Technology, Inc.*	1,351	$26,196
Super Micro Computer, Inc.*	739	24,113

		50,309

Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.*	347	26,622
Deckers Outdoor Corp.*	84	27,393
Steven Madden Ltd.	736	27,225

		81,240

Thrifts & Mortgage Finance 1.2%
Axos Financial, Inc.*	623	28,826
Columbia Financial, Inc.*	1,655	27,043
Federal Agricultural Mortgage Corp. (Class C Stock)	324	27,945
Kearny Financial Corp.	2,468	28,012
PennyMac Financial Services, Inc.	420	24,868
Walker & Dunlop, Inc.	285	28,403

		165,097

Tobacco 0.2%
Turning Point Brands, Inc.	569	27,995

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	332	28,343
Boise Cascade Co.	476	23,771
CAI International, Inc.	764	33,616
Herc Holdings, Inc.*	368	32,296
Lawson Products, Inc.*	492	26,076
McGrath RentCorp	328	25,472
SiteOne Landscape Supply, Inc.*	152	24,094
Systemax, Inc.	652	23,537
Transcat, Inc.*	691	30,978

		248,183

Water Utilities 0.9%
American States Water Co.	318	23,230
California Water Service Group	463	25,442
Middlesex Water Co.	350	24,034
SJW Group	377	23,630
York Water Co. (The)	560	23,302

		119,638

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	49

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description			Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.			581	$25,767

TOTAL LONG-TERM INVESTMENTS (cost $11,025,842)				13,822,630

SHORT-TERM INVESTMENTS 2.4%

AFFILIATED MUTUAL FUND 2.3%
PGIM Institutional Money Market Fund (cost $321,233; includes $321,190 of cash collateral for securities on loan)(b)(wa)			321,496	321,335

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.1%
Brown Brothers Harriman & Co. (Cayman Islands) (cost $14,398)	0.005%	03/01/21	14	14,398

TOTAL SHORT-TERM INVESTMENTS (cost $335,631)				335,733

TOTAL INVESTMENTS 102.3% (cost $11,361,473)				14,158,363
Liabilities in excess of other assets (2.3)%				(317,785)

NET ASSETS 100.0%				$13,840,578

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $316,658; cash collateral of $321,190 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

See Notes to Financial Statements.

50

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$69,533	$—	$—
Air Freight & Logistics	79,755	—	—
Auto Components	187,199	—	—
Automobiles	25,404	—	—
Banks	167,514	—	—
Beverages	76,778	—	—
Biotechnology	1,949,565	—	—
Building Products	260,988	—	—
Capital Markets	348,644	—	—
Chemicals	370,663	—	—
Commercial Services & Supplies	131,163	—	—
Communications Equipment	211,080	—	—
Construction & Engineering	209,609	—	—
Consumer Finance	102,486	—	—
Containers & Packaging	48,598	—	—
Distributors	24,826	—	—
Diversified Consumer Services	51,868	—	—
Diversified Telecommunication Services	105,127	—	—
Electric Utilities	96,823	—	—
Electrical Equipment	111,440	—	—
Electronic Equipment, Instruments & Components	371,336	—	—
Energy Equipment & Services	32,251	—	—
Entertainment	35,019	—	—
Equity Real Estate Investment Trusts (REITs)	462,064	—	—
Food & Staples Retailing	71,491	—	—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	51

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Food Products	$162,525	$—	$—
Gas Utilities	128,393	—	—
Health Care Equipment & Supplies	809,027	—	—
Health Care Providers & Services	419,313	—	—
Health Care Technology	207,163	—	—
Hotels, Restaurants & Leisure	248,682	—	—
Household Durables	364,164	—	—
Household Products	79,368	—	—
Independent Power & Renewable Electricity Producers	63,388	—	—
Industrial Conglomerates	27,205	—	—
Insurance	100,521	—	—
Interactive Media & Services	80,114	—	—
Internet & Direct Marketing Retail	101,494	—	—
IT Services	435,260	—	—
Leisure Products	180,614	—	—
Life Sciences Tools & Services	30,050	—	—
Machinery	450,320	—	—
Media	175,816	—	—
Metals & Mining	26,159	—	—
Multiline Retail	58,985	—	—
Oil, Gas & Consumable Fuels	26,917	—	—
Paper & Forest Products	27,757	—	—
Personal Products	80,114	—	—
Pharmaceuticals	762,163	—	—
Professional Services	324,825	—	—
Real Estate Management & Development	78,330	—	—
Road & Rail	103,171	—	—
Semiconductors & Semiconductor Equipment	626,793	—	—
Software	974,007	—	—
Specialty Retail	350,539	—	—
Technology Hardware, Storage & Peripherals	50,309	—	—
Textiles, Apparel & Luxury Goods	81,240	—	—
Thrifts & Mortgage Finance	165,097	—	—
Tobacco	27,995	—	—
Trading Companies & Distributors	248,183	—	—
Water Utilities	119,638	—	—
Wireless Telecommunication Services	25,767	—	—
Affiliated Mutual Fund	321,335	—	—
Time Deposit	—	14,398	—

Total	$14,143,965	$14,398	$—

See Notes to Financial Statements.

52

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Biotechnology	14.1%
Software	7.0
Health Care Equipment & Supplies	5.8
Pharmaceuticals	5.5
Semiconductors & Semiconductor Equipment	4.5
Equity Real Estate Investment Trusts (REITs)	3.3
Machinery	3.3
IT Services	3.1
Health Care Providers & Services	3.0
Electronic Equipment, Instruments & Components	2.7
Chemicals	2.7
Household Durables	2.6
Specialty Retail	2.5
Capital Markets	2.5
Professional Services	2.3
Affiliated Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	2.3
Building Products	1.9
Hotels, Restaurants & Leisure	1.8
Trading Companies & Distributors	1.8
Communications Equipment	1.5
Construction & Engineering	1.5
Health Care Technology	1.5
Auto Components	1.4
Leisure Products	1.3
Media	1.3
Banks	1.2
Thrifts & Mortgage Finance	1.2
Food Products	1.2
Commercial Services & Supplies	0.9
Gas Utilities	0.9
Water Utilities	0.9
Electrical Equipment	0.8
Diversified Telecommunication Services	0.8
Road & Rail	0.7
Consumer Finance	0.7
Internet & Direct Marketing Retail	0.7
Insurance	0.7
Electric Utilities	0.7
Textiles, Apparel & Luxury Goods	0.6
Personal Products	0.6
Interactive Media & Services	0.6
Air Freight & Logistics	0.6
Household Products	0.6
Real Estate Management & Development	0.6
Beverages	0.6
Food & Staples Retailing	0.5
Aerospace & Defense	0.5
Independent Power & Renewable Electricity Producers	0.5
Multiline Retail	0.4
Diversified Consumer Services	0.4
Technology Hardware, Storage & Peripherals	0.4
Containers & Packaging	0.4
Entertainment	0.3
Energy Equipment & Services	0.2
Life Sciences Tools & Services	0.2
Tobacco	0.2
Paper & Forest Products	0.2
Industrial Conglomerates	0.2
Oil, Gas & Consumable Fuels	0.2
Metals & Mining	0.2
Wireless Telecommunication Services	0.2
Automobiles	0.2
Distributors	0.2
Time Deposit	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	53

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$316,658	$(316,658)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

54

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $316,658:
Unaffiliated investments (cost $11,040,240)	$13,837,028
Affiliated investments (cost $321,233)	321,335
Interest and dividends receivable	6,956

Total Assets	14,165,319

Liabilities
Payable to broker for collateral for securities on loan	321,190
Management fee payable	3,130
Other liabilities	421

Total Liabilities	324,741

Net Assets	$13,840,578

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,026,684
Total distributable earnings (loss)	3,813,694

Net assets, February 28, 2021	$13,840,578

Net asset value, offering price and redemption price per share, ($13,840,578 / 200,000 shares of common stock issued and outstanding)	$69.20

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	55

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$8
Unaffiliated dividend income (net of $81 foreign withholding tax)	42,729
Income from securities lending, net (including affiliated income of $533)	1,698
Miscellaneous Income	10

Total income	44,445

Expenses
Management fee	16,933

Total expenses	16,933

Net investment income (loss)	27,512

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(151))	1,800,636
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13)	1,864,466

Net gain (loss) on investment transactions	3,665,102

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,692,614

See Notes to Financial Statements.

56

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,512	$72,636
Net realized gain (loss) on investments	1,800,636	(637,993)
Net change in unrealized appreciation (depreciation) on investments	1,864,466	1,292,987

Net increase (decrease) in net assets resulting from operations	3,692,614	727,630

Dividends and Distributions
Distributions from distributable earnings	(87,668)	(85,196)

Total increase (decrease)	3,604,946	642,434

Net Assets:
Beginning of period	10,235,632	9,593,198

End of period	$13,840,578	$10,235,632

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	57

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 99.4%

Aerospace & Defense 0.9%
AAR Corp.	397	$15,793
Ducommun, Inc.*	283	15,395
Kaman Corp.	249	12,116
Moog, Inc. (Class A Stock)	193	14,988
National Presto Industries, Inc.	152	15,554
Parsons Corp.*	375	13,403
Vectrus, Inc.*	261	14,251

		101,500

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	275	15,161
Echo Global Logistics, Inc.*	479	13,345
Forward Air Corp.	182	15,610
Hub Group, Inc. (Class A Stock)*	246	14,165
Radiant Logistics, Inc.*	2,311	15,645

		73,926

Airlines 0.4%
Mesa Air Group, Inc.*	2,257	27,535
SkyWest, Inc.	330	18,602

		46,137

Auto Components 1.0%
Cooper Tire & Rubber Co.	375	21,465
Dana, Inc.*	700	16,667
Goodyear Tire & Rubber Co. (The)*	1,331	22,374
Modine Manufacturing Co.*	1,079	14,966
Motorcar Parts of America, Inc.*	692	14,726
Patrick Industries, Inc.	210	16,575
Standard Motor Products, Inc.	351	14,745

		121,518

Banks 20.7%
1st Constitution Bancorp	954	16,743
ACNB Corp.	555	15,324
Allegiance Bancshares, Inc.	398	14,985
Altabancorp	433	14,904
Amalgamated Bank (Class A Stock)	967	16,981
American National Bankshares, Inc.	488	15,128
Ameris Bancorp	335	15,959

See Notes to Financial Statements.

58

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont'd.)
Ames National Corp.	597	$13,647
Auburn National BanCorp, Inc.	359	14,037
Bank of Commerce Holdings	1,449	15,751
Bank of Princeton (The)	645	16,944
BankFinancial Corp.	1,638	15,479
Bankwell Financial Group, Inc.	693	17,186
Banner Corp.	292	15,120
Bar Harbor Bankshares	637	17,830
BayCom Corp.*	975	16,663
BCB Bancorp, Inc.	1,252	16,564
Berkshire Hills Bancorp, Inc.	770	15,523
Bryn Mawr Bank Corp.	407	15,397
Business First Bancshares, Inc.	696	15,291
Byline Bancorp, Inc.	901	17,948
C&F Financial Corp.	354	15,399
Cambridge Bancorp	206	15,701
Camden National Corp.	392	15,888
Capital Bancorp, Inc.*	1,101	17,561
Capital City Bank Group, Inc.	604	14,913
Capstar Financial Holdings, Inc.	1,073	17,393
Carter Bankshares, Inc.*	1,308	15,474
CB Financial Services, Inc.	768	15,629
CBTX, Inc.	527	15,373
Central Valley Community Bancorp	923	16,309
Chemung Financial Corp.	430	15,140
ChoiceOne Financial Services, Inc.	519	13,172
Citizens & Northern Corp.	706	14,770
Civista Bancshares, Inc.	814	15,653
CNB Financial Corp.	694	16,108
Codorus Valley Bancorp, Inc.	867	14,609
Colony Bankcorp, Inc.	986	14,149
Community Bankers Trust Corp.	2,057	15,962
Community Financial Corp. (The)	546	16,544
Community Trust Bancorp, Inc.	355	14,505
ConnectOne Bancorp, Inc.	716	16,633
County Bancorp, Inc.	665	15,036
Dime Community Bancshares, Inc.	1,176	34,586
Eagle Bancorp Montana, Inc.	701	15,261
Eagle Bancorp, Inc.	328	16,036
Eastern Bankshares, Inc.*	897	15,796
Enterprise Bancorp, Inc.	498	14,442
Equity Bancshares, Inc. (Class A Stock)*	682	17,732

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	59

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont'd.)
Esquire Financial Holdings, Inc.*	596	$13,303
Evans Bancorp, Inc.	483	15,649
Farmers & Merchants Bancorp, Inc.	613	14,130
Farmers National Banc Corp.	1,063	14,712
Financial Institutions, Inc.	663	18,153
First BanCorp (Puerto Rico)	1,492	15,651
First Bancorp, Inc. (The)	567	14,493
First Bancshares, Inc. (The)	446	14,303
First Bank	1,518	16,015
First Busey Corp.	636	14,558
First Business Financial Services, Inc.	708	15,718
First Choice Bancorp	783	15,496
First Commonwealth Financial Corp.	1,249	16,749
First Community Bankshares, Inc.	647	16,602
First Community Corp.	806	14,363
First Financial Corp.	362	15,342
First Foundation, Inc.	682	15,584
First Guaranty Bancshares, Inc.	816	13,513
First Internet Bancorp	454	14,868
First Interstate BancSystem, Inc. (Class A Stock)	353	16,033
First Mid Bancshares, Inc.	391	14,228
First Midwest Bancorp, Inc.	818	16,180
First Northwest Bancorp	896	14,587
First of Long Island Corp. (The)	820	15,236
First Savings Financial Group, Inc.	239	14,940
First United Corp.	878	15,892
First Western Financial, Inc.*	807	14,728
Flushing Financial Corp.	763	15,832
FNCB Bancorp, Inc.	2,367	16,664
Franklin Financial Services Corp.	482	13,236
Guaranty Bancshares, Inc.	484	14,762
Hanmi Financial Corp.	1,275	21,828
HarborOne Bancorp, Inc.	1,314	15,702
Hawthorn Bancshares, Inc.	729	14,682
HBT Financial, Inc.	908	14,655
Heartland Financial USA, Inc.	337	15,751
Hilltop Holdings, Inc.	446	14,736
Home BancShares, Inc.(a)	674	16,473
HomeTrust Bancshares, Inc.	747	17,286
Hope Bancorp, Inc.	1,190	15,660
Horizon Bancorp, Inc.	855	15,270
Howard Bancorp, Inc.*	1,140	15,675

See Notes to Financial Statements.

60

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont'd.)
Independent Bank Corp.	738	$15,254
International Bancshares Corp.	345	15,035
Investar Holding Corp.	847	16,262
Investors Bancorp, Inc.	1,227	16,368
Lakeland Bancorp, Inc.	1,009	15,821
LCNB Corp.	930	15,782
Level One Bancorp, Inc.	718	15,365
Limestone Bancorp, Inc.*	1,007	15,165
Macatawa Bank Corp.	1,547	13,660
Mackinac Financial Corp.	1,105	14,254
MainStreet Bancshares, Inc.*	752	13,987
Mercantile Bank Corp.	507	14,825
Meridian Corp.	672	16,424
Metrocity Bankshares, Inc.	984	14,061
Metropolitan Bank Holding Corp.*	368	19,037
Mid Penn Bancorp, Inc.	652	15,335
Middlefield Banc Corp.	749	16,755
Midland States Bancorp, Inc.	785	19,232
MidWestOne Financial Group, Inc.	570	15,641
MVB Financial Corp.	663	21,614
National Bank Holdings Corp. (Class A Stock)	414	16,042
Northeast Bank	600	15,582
Northrim BanCorp, Inc.	400	15,396
Oak Valley Bancorp	894	14,447
OceanFirst Financial Corp.	730	15,863
OFG Bancorp (Puerto Rico)	836	16,143
Ohio Valley Banc Corp.	622	15,108
Old National Bancorp	821	14,885
Old Second Bancorp, Inc.	1,322	15,824
Origin Bancorp, Inc.	484	16,582
Orrstown Financial Services, Inc.	797	15,526
Parke Bancorp, Inc.	783	14,211
Partners Bancorp	2,271	16,147
PCB Bancorp	1,146	15,964
Peapack Gladstone Financial Corp.	580	15,956
Penns Woods Bancorp, Inc.	633	15,084
Peoples Bancorp of North Carolina, Inc.	643	15,033
Peoples Financial Services Corp.	371	15,537
Plumas Bancorp	588	14,706
Premier Financial Bancorp, Inc.	950	14,763
QCR Holdings, Inc.	363	15,028
RBB Bancorp	900	16,920

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	61

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont'd.)
Red River Bancshares, Inc.	282	$14,636
Reliant Bancorp, Inc.	744	16,450
Renasant Corp.	381	14,966
Republic Bancorp, Inc. (Class A Stock)	362	15,218
Republic First Bancorp, Inc.*	4,971	17,647
Richmond Mutual BanCorp, Inc.	1,094	14,310
Salisbury Bancorp, Inc.	391	15,957
SB Financial Group, Inc.	811	14,022
Select Bancorp, Inc.*	1,522	16,651
Shore Bancshares, Inc.	1,041	15,927
Sierra Bancorp	611	14,572
SmartFinancial, Inc.	754	15,834
South Plains Financial, Inc.	740	14,282
Southern National Bancorp of Virginia, Inc.	1,192	16,926
Spirit of Texas Bancshares, Inc.	820	17,023
Summit Financial Group, Inc.	679	16,357
Towne Bank	579	16,698
United Community Banks, Inc.	464	15,340
United Security Bancshares	1,971	14,704
Unity Bancorp, Inc.	755	14,987
Valley National Bancorp	1,338	16,390
WesBanco, Inc.	504	16,269
West BanCorp, Inc.	696	15,890

		2,460,096

Beverages 0.3%
MGP Ingredients, Inc.	268	17,120
Primo Water Corp.	923	13,189

		30,309

Biotechnology 3.2%
Abeona Therapeutics, Inc.*	6,278	15,193
Adverum Biotechnologies, Inc.*	1,062	13,625
Albireo Pharma, Inc.*	402	14,014
Anika Therapeutics, Inc.*	378	13,873
Annexon, Inc.*	573	16,680
Assembly Biosciences, Inc.*	2,418	12,283
Catalyst Biosciences, Inc.*	2,141	12,910
Concert Pharmaceuticals, Inc.*	1,314	8,791
Cyclerion Therapeutics, Inc.*	4,406	16,919
GlycoMimetics, Inc.*	3,568	11,846
Gossamer Bio, Inc.*	1,377	12,944

See Notes to Financial Statements.

62

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont'd.)
Ideaya Biosciences, Inc.*	844	$16,095
iTeos Therapeutics, Inc.*	462	19,210
IVERIC bio, Inc.*	2,557	15,700
Kezar Life Sciences, Inc.*	2,553	13,990
Myriad Genetics, Inc.*	551	16,800
Natera, Inc.*	123	14,279
OPKO Health, Inc.*	2,914	13,113
Orgenesis, Inc.*	2,062	13,795
TCR2 Therapeutics, Inc.*	512	13,547
Vanda Pharmaceuticals, Inc.*	1,103	20,571
Verastem, Inc.*	6,836	16,065
Vericel Corp.*	335	16,174
X4 Pharmaceuticals, Inc.*	1,588	15,197
XBiotech, Inc.(a)*	814	15,466
Xencor, Inc.*	301	14,830

		383,910

Building Products 1.0%
American Woodmark Corp.*	154	14,385
Apogee Enterprises, Inc.	389	14,549
Caesarstone Ltd. (Israel)	1,058	13,341
Insteel Industries, Inc.	537	16,582
JELD-WEN Holding, Inc.*	506	15,003
Quanex Building Products Corp.	551	13,406
Resideo Technologies, Inc.*	581	13,956
UFP Industries, Inc.(a)	251	15,311

		116,533

Capital Markets 2.3%
AssetMark Financial Holdings, Inc.*	596	14,083
Associated Capital Group, Inc. (Class A Stock)	418	14,254
B. Riley Financial, Inc.	291	19,154
BGC Partners, Inc. (Class A Stock)	3,790	16,979
Blucora, Inc.*	846	13,705
Cowen, Inc. (Class A Stock)	549	18,584
Diamond Hill Investment Group, Inc.	96	13,618
Donnelley Financial Solutions, Inc.*	770	20,012
Federated Hermes, Inc. (Class B Stock)	493	13,173
Oppenheimer Holdings, Inc. (Class A Stock)	489	18,533
Piper Sandler Cos.	143	15,204
Sculptor Capital Management, Inc. (Class A Stock)	816	16,842
Silvercrest Asset Management Group, Inc. (Class A Stock)	952	13,366

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	63

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont'd.)
StepStone Group, Inc. (Class A Stock)*	402	$14,476
Virtus Investment Partners, Inc.	68	17,061
Westwood Holdings Group, Inc.	1,168	20,148
WisdomTree Investments, Inc.	2,951	15,640

		274,832

Chemicals 2.1%
Advanced Emissions Solutions, Inc.*	2,689	15,327
AdvanSix, Inc.*	629	17,486
AgroFresh Solutions, Inc.*	7,171	17,139
Avient Corp.	385	16,640
Balchem Corp.	124	14,801
Ferro Corp.*	972	15,426
Hawkins, Inc.	277	17,340
HB Fuller Co.	288	16,148
Innospec, Inc.	161	16,172
Koppers Holdings, Inc.*	421	14,066
Kronos Worldwide, Inc.	972	14,045
Minerals Technologies, Inc.	217	15,457
Sensient Technologies Corp.	194	15,103
Stepan Co.	120	14,483
Trecora Resources*	2,072	14,711
Tredegar Corp.	933	14,219

		248,563

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	370	15,977
ACCO Brands Corp.	1,689	13,681
Brady Corp. (Class A Stock)	297	15,566
BrightView Holdings, Inc.*	887	14,112
CECO Environmental Corp.*	1,942	15,924
Deluxe Corp.	416	16,445
Ennis, Inc.	771	15,281
Herman Miller, Inc.	414	15,879
HNI Corp.	434	15,446
KAR Auction Services, Inc.	800	11,128
Kimball International, Inc. (Class B Stock)	1,165	15,075
Knoll, Inc.	908	14,809
Matthews International Corp. (Class A Stock)	459	16,386
PICO Holdings, Inc.*	1,561	14,268
Steelcase, Inc. (Class A Stock)	1,039	14,484
UniFirst Corp.	67	16,233

See Notes to Financial Statements.

64

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont'd.)
VSE Corp.	323	$12,455

		253,149

Communications Equipment 0.7%
ADTRAN, Inc.	835	14,061
CalAmp Corp.*	1,350	15,079
DZS, Inc.*	914	15,209
NETGEAR, Inc.*	342	13,680
NetScout Systems, Inc.*	472	13,320
Ribbon Communications, Inc.*	2,034	17,574

		88,923

Construction & Engineering 1.7%
Aegion Corp. (Class A Stock)*	719	18,586
API Group Corp., 144A*	721	13,339
Arcosa, Inc.	247	14,012
Argan, Inc.(a)	333	16,657
Comfort Systems USA, Inc.	253	15,671
EMCOR Group, Inc.	149	14,508
Great Lakes Dredge & Dock Corp.*	1,072	16,284
IES Holdings, Inc.*	329	15,081
MasTec, Inc.*	183	15,875
MYR Group, Inc.*	224	13,205
Northwest Pipe Co.*	475	16,164
Primoris Services Corp.	477	15,965
Tutor Perini Corp.*	878	12,907

		198,254

Construction Materials 0.1%
US Concrete, Inc.*	311	16,004

Consumer Finance 0.8%
Encore Capital Group, Inc.*	485	16,209
Enova International, Inc.*	669	20,538
Navient Corp.	1,247	15,438
Nelnet, Inc. (Class A Stock)	213	15,464
Regional Management Corp.	507	16,411
World Acceptance Corp.*	132	16,705

		100,765

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	65

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging 0.5%
Greif, Inc.,
(Class A Stock)	307	$14,828
(Class B Stock)	295	14,602
Myers Industries, Inc.	698	15,454
UFP Technologies, Inc.*	311	15,401

		60,285

Distributors 0.2%
Core-Mark Holding Co., Inc.	435	14,172
Weyco Group, Inc.	848	14,883

		29,055

Diversified Consumer Services 0.6%
Adtalem Global Education, Inc.*	408	16,034
American Public Education, Inc.*	492	14,485
Carriage Services, Inc. (Class A Stock)	414	13,645
Stride, Inc.*	577	13,877
WW International, Inc.*	553	16,308

		74,349

Diversified Financial Services 0.6%
Alerus Financial Corp.	524	14,415
A-Mark Precious Metals, Inc.	524	14,902
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	887	13,536
Cannae Holdings, Inc.*	348	12,998
Marlin Business Services Corp.	1,140	17,328

		73,179

Diversified Telecommunication Services 0.7%
ATN International, Inc.	305	14,847
Consolidated Communications Holdings, Inc.*	2,614	13,750
IDT Corp. (Class B Stock)*	1,015	18,219
Liberty Latin America Ltd.,
(Class A Stock)*	1,235	13,548
(Class C Stock)*	1,242	13,612
Vonage Holdings Corp.*	1,027	13,577

		87,553

Electric Utilities 0.4%
MGE Energy, Inc.	219	13,950
Otter Tail Corp.	349	14,142

See Notes to Financial Statements.

66

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont'd.)
Portland General Electric Co.	346	$14,587

		42,679

Electrical Equipment 1.0%
AZZ, Inc.	294	15,020
Encore Wire Corp.	245	16,055
EnerSys	156	14,084
LSI Industries, Inc.	1,457	13,142
Powell Industries, Inc.	479	14,911
Preformed Line Products Co.	218	15,993
Thermon Group Holdings, Inc.*	926	18,918
Ultralife Corp.*	2,186	14,887

		123,010

Electronic Equipment, Instruments & Components 2.4%
Bel Fuse, Inc. (Class B Stock)	873	15,496
Belden, Inc.	313	13,838
Benchmark Electronics, Inc.	542	15,393
CTS Corp.(a)	465	14,959
Daktronics, Inc.	2,510	13,579
ePlus, Inc.*	152	14,373
FARO Technologies, Inc.*	190	17,757
Insight Enterprises, Inc.*	183	15,297
Kimball Electronics, Inc.*	720	16,906
Knowles Corp.*	674	14,012
Methode Electronics, Inc.	364	14,170
PC Connection, Inc.	275	12,653
Plexus Corp.*	183	15,368
Rogers Corp.*	87	15,789
Sanmina Corp.*	400	14,248
ScanSource, Inc.*	515	14,647
TTM Technologies, Inc.*	934	13,188
Vishay Intertechnology, Inc.(a)	643	15,348
Vishay Precision Group, Inc.*	412	13,316

		280,337

Energy Equipment & Services 1.8%
Bristow Group, Inc.*	550	14,641
ChampionX Corp.*	908	19,313
DMC Global, Inc.	292	18,393
Exterran Corp.*	3,112	17,023
Helix Energy Solutions Group, Inc.*	3,370	16,513

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	67

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services (cont'd.)
Nabors Industries Ltd.(a)	248	$27,530
National Energy Services Reunited Corp.*	1,482	19,637
Newpark Resources, Inc.*	5,737	19,850
Oil States International, Inc.*	2,414	17,695
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	1,489	17,585
US Silica Holdings, Inc.	1,598	21,269

		209,449

Equity Real Estate Investment Trusts (REITs) 6.0%
Acadia Realty Trust	977	18,475
Alexander & Baldwin, Inc.	919	16,055
Alpine Income Property Trust, Inc.	903	16,543
American Assets Trust, Inc.	511	15,882
Armada Hoffler Properties, Inc.	1,284	16,576
Broadstone Net Lease, Inc. (Class A Stock)	780	14,110
CatchMark Timber Trust, Inc. (Class A Stock)	1,516	15,478
Centerspace	202	13,863
Chatham Lodging Trust*	1,336	18,610
City Office REIT, Inc. (Canada)	1,508	15,321
Colony Capital, Inc.	3,079	18,228
Columbia Property Trust, Inc.	1,043	14,727
CorePoint Lodging, Inc.	1,902	17,327
CTO Realty Growth, Inc.	310	16,043
DiamondRock Hospitality Co.*	1,679	16,991
Farmland Partners, Inc.	1,228	14,687
Franklin Street Properties Corp.	3,146	15,604
GEO Group, Inc. (The)(a)	1,819	13,097
Getty Realty Corp.	535	14,969
Gladstone Commercial Corp.	800	14,944
Gladstone Land Corp.	864	15,457
Global Net Lease, Inc.	867	16,109
Hersha Hospitality Trust (Class A Stock)*	1,710	19,015
Lexington Realty Trust	1,398	14,987
Monmouth Real Estate Investment Corp.	834	14,445
National Health Investors, Inc.	219	14,951
NexPoint Residential Trust, Inc.	342	14,036
Office Properties Income Trust	592	14,972
One Liberty Properties, Inc.	721	15,437
Pebblebrook Hotel Trust	723	16,383
Piedmont Office Realty Trust, Inc. (Class A Stock)	894	15,252
PotlatchDeltic Corp.	265	13,449
Preferred Apartment Communities, Inc. (Class A Stock)	1,802	14,830

See Notes to Financial Statements.

68

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont'd.)
Retail Opportunity Investments Corp.	1,006	$15,905
Retail Value, Inc.	923	15,414
RLJ Lodging Trust	1,148	18,024
RPT Realty	1,531	16,795
Sabra Health Care REIT, Inc.	841	14,482
Service Properties Trust	1,359	17,450
Summit Hotel Properties, Inc.*	1,689	17,481
UMH Properties, Inc.	949	16,199
Universal Health Realty Income Trust	226	14,001
Urstadt Biddle Properties, Inc. (Class A Stock)	1,116	17,990
Whitestone REIT (Class B Stock)	1,662	15,540
Xenia Hotels & Resorts, Inc.	956	19,091

		715,225

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	581	15,187
Ingles Markets, Inc. (Class A Stock)(a)	331	17,199
Natural Grocers by Vitamin Cottage, Inc.	888	12,503
PriceSmart, Inc.	152	14,660
SpartanNash Co.	783	14,274
Village Super Market, Inc. (Class A Stock)	674	15,536
Weis Markets, Inc.(a)	307	16,409

		105,768

Food Products 0.3%
Fresh Del Monte Produce, Inc.	605	15,573
Seneca Foods Corp. (Class A Stock)*	371	20,204

		35,777

Gas Utilities 0.8%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	219	14,502
ONE Gas, Inc.	202	13,528
RGC Resources, Inc.	616	13,989
South Jersey Industries, Inc.	645	16,196
Southwest Gas Holdings, Inc.	242	15,089
Spire, Inc.	238	15,808

		89,112

Health Care Equipment & Supplies 2.0%
AngioDynamics, Inc.*	788	16,509
Avanos Medical, Inc.*	306	14,070

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	69

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont'd.)
FONAR Corp.*	801	$15,531
Inari Medical, Inc.*	135	14,121
Integer Holdings Corp.*	175	15,433
IntriCon Corp.*	723	16,600
Invacare Corp.	1,474	13,413
LeMaitre Vascular, Inc.	313	16,085
Meridian Bioscience, Inc.*	619	13,048
Misonix, Inc.*	1,052	17,632
Natus Medical, Inc.*	537	13,914
OraSure Technologies, Inc.*	968	10,261
Orthofix Medical, Inc.*	326	15,162
SeaSpine Holdings Corp.*	839	15,874
Surgalign Holdings, Inc.*	6,933	16,917
Utah Medical Products, Inc.	170	14,348

		238,918

Health Care Providers & Services 1.4%
Covetrus, Inc.*	422	15,682
Enzo Biochem, Inc.*	4,749	13,867
Five Star Senior Living, Inc.*	1,990	13,293
Hanger, Inc.*	638	14,023
MEDNAX, Inc.*	608	14,853
National HealthCare Corp.	203	14,119
Option Care Health, Inc.*	744	14,277
Owens & Minor, Inc.	474	16,121
Patterson Cos., Inc.	445	13,822
Tivity Health, Inc.*	664	15,803
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	602	15,231

		161,091

Health Care Technology 0.5%
Computer Programs & Systems, Inc.	480	15,096
Evolent Health, Inc. (Class A Stock)*	756	15,234
HealthStream, Inc.*	577	13,444
NextGen Healthcare, Inc.*	629	11,762

		55,536

Hotels, Restaurants & Leisure 1.0%
Biglari Holdings, Inc. (Class B Stock)*	129	15,111
Carrols Restaurant Group, Inc.*	2,193	13,553
Del Taco Restaurants, Inc.	1,457	14,628
El Pollo Loco Holdings, Inc.*	741	13,583

See Notes to Financial Statements.

70

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont'd.)
Jack in the Box, Inc.	145	$14,841
Monarch Casino & Resort, Inc.*	250	16,915
Nathan’s Famous, Inc.	259	15,478
Papa John’s International, Inc.	150	13,528

		117,637

Household Durables 2.0%
Beazer Homes USA, Inc.*	761	13,447
Century Communities, Inc.*	286	15,824
Ethan Allen Interiors, Inc.	608	15,577
GoPro, Inc. (Class A Stock)(a)*	1,651	12,416
Green Brick Partners, Inc.*	632	12,469
Hooker Furniture Corp.	447	15,113
La-Z-Boy, Inc.	333	14,189
Legacy Housing Corp.*	960	15,082
Lifetime Brands, Inc.	906	11,751
M/I Homes, Inc.*	269	13,423
MDC Holdings, Inc.	264	14,935
Meritage Homes Corp.*	153	12,900
Taylor Morrison Home Corp. (Class A Stock)*	483	13,287
Tri Pointe Homes, Inc.*	688	13,072
Turtle Beach Corp.(a)*	581	17,372
Universal Electronics, Inc.*	244	14,198
VOXX International Corp. (Class A Stock)*	691	14,324

		239,379

Household Products 0.3%
Oil-Dri Corp. of America	431	14,473
WD-40 Co.	49	15,276

		29,749

Industrial Conglomerates 0.1%
Raven Industries, Inc.	396	15,523

Insurance 2.8%
Argo Group International Holdings Ltd. (Bermuda)	327	15,111
CNO Financial Group, Inc.(a)	658	15,831
Crawford & Co. (Class A Stock)	1,844	17,334
Donegal Group, Inc. (Class A Stock)	1,033	14,152
Employers Holdings, Inc.	447	14,881
Enstar Group Ltd. (Bermuda)*	67	14,243
Heritage Insurance Holdings, Inc.	1,423	13,817

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	71

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont'd.)
Horace Mann Educators Corp.	344	$13,258
Independence Holding Co.	364	13,836
Investors Title Co.	101	15,329
National Western Life Group, Inc. (Class A Stock)	73	15,245
NI Holdings, Inc.*	871	15,530
ProAssurance Corp.(a)	702	17,374
Protective Insurance Corp. (Class B Stock)	1,006	23,047
Safety Insurance Group, Inc.	189	14,946
Selective Insurance Group, Inc.	206	13,973
State Auto Financial Corp.	739	13,849
Stewart Information Services Corp.	294	13,877
Third Point Reinsurance Ltd. (Bermuda)*	1,476	15,070
Tiptree, Inc.	2,925	14,654
United Insurance Holdings Corp.	2,496	15,525
Watford Holdings Ltd. (Bermuda)*	422	14,614

		335,496

Interactive Media & Services 0.5%
Cars.com, Inc.*	1,067	12,452
DHI Group, Inc.*	5,562	17,298
QuinStreet, Inc.*	653	15,600
Yelp, Inc. (Class A Stock)*	459	17,309

		62,659

Internet & Direct Marketing Retail 0.6%
Duluth Holdings, Inc. (Class B Stock)*	1,151	16,091
Groupon, Inc. (Class A Stock)*	432	18,749
Lands’ End, Inc.*	476	15,727
Overstock.com, Inc.*	217	14,576

		65,143

IT Services 0.9%
BM Technologies, Inc.*	142	1,637
Conduent, Inc.*	2,786	14,989
IBEX Holdings Ltd.*	730	16,067
Information Services Group, Inc.*	4,086	14,873
ServiceSource International, Inc.*	8,038	12,901
StarTek, Inc.*	1,831	14,849
Sykes Enterprises, Inc.*	358	14,628
Unisys Corp.*	611	15,000

		104,944

See Notes to Financial Statements.

72

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products 0.8%
Acushnet Holdings Corp.	354	$14,946
American Outdoor Brands, Inc.*	742	14,847
Escalade, Inc.	684	13,516
Johnson Outdoors, Inc. (Class A Stock)	128	15,447
Nautilus, Inc.*	637	11,727
Smith & Wesson Brands, Inc.	825	14,198
Sturm Ruger & Co., Inc.	218	14,868

		99,549

Life Sciences Tools & Services 0.1%
Harvard Bioscience, Inc.*	3,207	14,079

Machinery 3.6%
Alamo Group, Inc.	96	14,652
Altra Industrial Motion Corp.	274	15,870
Astec Industries, Inc.(a)	224	15,214
CIRCOR International, Inc.*	372	13,247
Columbus McKinnon Corp.	349	17,569
Eastern Co. (The)	594	15,147
EnPro Industries, Inc.	178	14,300
Federal Signal Corp.	414	15,074
Franklin Electric Co., Inc.	201	15,087
Gencor Industries, Inc.*	1,179	16,742
Gorman-Rupp Co. (The)	449	14,363
Graham Corp.	878	13,469
Helios Technologies, Inc.	267	17,462
Hillenbrand, Inc.	365	16,958
Hurco Cos., Inc.	467	14,678
LB Foster Co. (Class A Stock)*	951	16,119
Luxfer Holdings PLC (United Kingdom)	804	15,405
Miller Industries, Inc.	351	13,854
Mueller Industries, Inc.	374	15,199
Mueller Water Products, Inc. (Class A Stock)	1,189	15,326
Park-Ohio Holdings Corp.	493	15,939
REV Group, Inc.	1,306	16,221
Rexnord Corp.	347	15,598
SPX Corp.*	246	13,675
Standex International Corp.	174	17,062
TriMas Corp.*	420	14,108
Wabash National Corp.	877	14,541
Watts Water Technologies, Inc. (Class A Stock)	115	13,120

		425,999

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	73

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Marine 0.7%
Costamare, Inc. (Monaco)	1,790	$17,274
Eagle Bulk Shipping, Inc.*	686	20,127
Genco Shipping & Trading Ltd.	1,747	18,344
Matson, Inc.	218	15,101
SEACOR Holdings, Inc.*	344	14,623

		85,469

Media 2.1%
AMC Networks, Inc. (Class A Stock)(a)*	269	17,644
Boston Omaha Corp. (Class A Stock)*	509	21,368
Daily Journal Corp.*	44	15,061
Entercom Communications Corp. (Class A Stock)	3,450	15,422
Entravision Communications Corp. (Class A Stock)	4,659	14,583
EW Scripps Co. (The) (Class A Stock)	965	18,161
Fluent, Inc.*	2,765	17,502
Gray Television, Inc.*	835	15,155
Hemisphere Media Group, Inc. (Class A Stock)*	1,468	16,221
Meredith Corp.*	704	17,445
Saga Communications, Inc. (Class A Stock)	673	13,918
Scholastic Corp.	494	14,227
TEGNA, Inc.	891	16,243
Tribune Publishing Co.*	875	14,858
WideOpenWest, Inc.*	1,301	18,279

		246,087

Metals & Mining 1.1%
Alcoa Corp.*	756	18,560
Caledonia Mining Corp. PLC (South Africa)	975	13,806
Gold Resource Corp.	5,458	14,682
Materion Corp.	218	14,929
Olympic Steel, Inc.	886	15,806
Schnitzer Steel Industries, Inc. (Class A Stock)	516	17,823
SunCoke Energy, Inc.	2,669	17,055
Worthington Industries, Inc.	270	17,250

		129,911

Mortgage Real Estate Investment Trusts (REITs) 3.0%
Anworth Mortgage Asset Corp.	5,914	16,382
Apollo Commercial Real Estate Finance, Inc.	1,229	16,333
Arbor Realty Trust, Inc.	1,018	16,970
Ares Commercial Real Estate Corp.	1,236	17,069
Arlington Asset Investment Corp. (Class A Stock)*	3,636	14,580

See Notes to Financial Statements.

74

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont'd.)
Broadmark Realty Capital, Inc.	1,378	$14,138
Capstead Mortgage Corp.	2,509	14,377
Cherry Hill Mortgage Investment Corp.	1,576	15,476
Chimera Investment Corp.	1,380	15,925
Colony Credit Real Estate, Inc.	1,741	14,363
Dynex Capital, Inc.	791	14,887
Ellington Financial, Inc.	849	13,346
Granite Point Mortgage Trust, Inc.	1,500	16,740
Great Ajax Corp.	1,388	15,615
KKR Real Estate Finance Trust, Inc.	818	15,076
MFA Financial, Inc.	3,702	14,882
Orchid Island Capital, Inc. (Class A Stock)	2,684	15,379
PennyMac Mortgage Investment Trust	812	15,404
Ready Capital Corp.	1,190	15,613
Redwood Trust, Inc.	1,613	15,872
TPG RE Finance Trust, Inc.	1,342	14,011
Two Harbors Investment Corp.	2,268	16,375
Western Asset Mortgage Capital Corp.	4,844	15,792

		354,605

Multiline Retail 0.2%
Big Lots, Inc.(a)	286	18,172

Multi-Utilities 0.2%
Black Hills Corp.	240	14,199
NorthWestern Corp.	261	15,263

		29,462

Oil, Gas & Consumable Fuels 2.0%
Adams Resources & Energy, Inc.	571	16,616
Antero Resources Corp.*	2,132	19,188
Ardmore Shipping Corp. (Ireland)*	4,460	17,572
Bonanza Creek Energy, Inc.*	684	21,840
Brigham Minerals, Inc. (Class A Stock)	1,052	15,054
Comstock Resources, Inc.*	3,054	17,438
Diamond S Shipping, Inc.*	2,190	17,739
Dorian LPG Ltd.*	1,279	15,924
International Seaways, Inc.	853	14,791
Nordic American Tankers Ltd. (Norway)(a)	5,097	15,138
Overseas Shipholding Group, Inc. (Class A Stock)*	6,868	15,110
Scorpio Tankers, Inc. (Monaco)	1,200	17,712

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	75

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont'd.)
SFL Corp. Ltd. (Norway)	2,199	$16,580
World Fuel Services Corp.	469	14,577

		235,279

Paper & Forest Products 0.6%
Clearwater Paper Corp.*	354	12,394
Domtar Corp.	458	16,969
Neenah, Inc.	264	14,604
Schweitzer-Mauduit International, Inc.	357	16,672
Verso Corp. (Class A Stock)	1,265	15,812

		76,451

Personal Products 0.3%
BellRing Brands, Inc. (Class A Stock)*	598	13,587
Edgewell Personal Care Co.	412	12,603
Nature’s Sunshine Products, Inc.*	928	15,293

		41,483

Pharmaceuticals 0.7%
ANI Pharmaceuticals, Inc.*	455	13,240
Cymabay Therapeutics, Inc.*	2,522	12,106
Lannett Co., Inc.*	1,747	10,587
Pliant Therapeutics, Inc.*	537	17,769
Prestige Consumer Healthcare, Inc.*	373	15,558
Supernus Pharmaceuticals, Inc.*	495	13,301

		82,561

Professional Services 1.9%
ASGN, Inc.*	153	14,224
Barrett Business Services, Inc.	218	15,522
BGSF, Inc.	1,177	16,407
CBIZ, Inc.*	540	16,281
CRA International, Inc.	260	14,344
GP Strategies Corp.*	1,159	15,218
Heidrick & Struggles International, Inc.	458	16,438
Insperity, Inc.	159	14,103
KBR, Inc.	437	13,547
Kelly Services, Inc. (Class A Stock)*	686	14,282
Korn Ferry	301	18,527
ManTech International Corp. (Class A Stock)	147	11,489
Mistras Group, Inc.*	1,758	13,994

See Notes to Financial Statements.

76

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont'd.)
Resources Connection, Inc.	1,184	$15,108
TrueBlue, Inc.*	743	15,477

		224,961

Real Estate Management & Development 0.8%
Cushman & Wakefield PLC*	983	15,217
Forestar Group, Inc.*	657	13,988
FRP Holdings, Inc.*	315	14,219
Kennedy-Wilson Holdings, Inc.	828	15,533
Marcus & Millichap, Inc.*	358	13,558
Realogy Holdings Corp.*	918	13,843
Tejon Ranch Co.*	866	14,133

		100,491

Road & Rail 0.5%
ArcBest Corp.	293	17,284
Covenant Logistics Group, Inc. (Class A Stock)*	916	16,653
Heartland Express, Inc.	741	13,486
Werner Enterprises, Inc.	332	14,250

		61,673

Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc.	820	19,590
Axcelis Technologies, Inc.*	370	13,642
Diodes, Inc.*	194	15,233
NeoPhotonics Corp.*	1,205	11,580
Onto Innovation, Inc.*	253	15,802
Photronics, Inc.*	1,236	14,721
Rambus, Inc.*	683	14,329

		104,897

Software 0.9%
Asure Software, Inc.*	1,795	13,983
Cloudera, Inc.*	1,054	17,012
Cognyte Software Ltd. (Israel)*	194	5,601
InterDigital, Inc.(a)	221	14,005
Park City Group, Inc.*	2,233	13,577
SecureWorks Corp. (Class A Stock)*	905	13,059
Verint Systems, Inc.*	194	9,562
VirnetX Holding Corp.	2,617	18,214

		105,013

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	77

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail 3.7%
Aaron’s Co., Inc. (The)*	700	$15,372
Abercrombie & Fitch Co. (Class A Stock)	599	16,395
American Eagle Outfitters, Inc.	614	15,780
America’s Car-Mart, Inc.*	118	15,930
Asbury Automotive Group, Inc.*	94	15,928
Buckle, Inc. (The)(a)	423	16,260
Cato Corp. (The) (Class A Stock)	1,273	15,709
Citi Trends, Inc.	254	19,784
Conn’s, Inc.*	1,062	15,070
Container Store Group, Inc. (The)*	1,112	17,047
Genesco, Inc.*	374	16,808
Group 1 Automotive, Inc.	96	14,634
Haverty Furniture Cos., Inc.	433	15,662
Hibbett Sports, Inc.*	267	17,157
Lumber Liquidators Holdings, Inc.*	473	11,716
MarineMax, Inc.*	330	14,734
ODP Corp. (The)*	308	11,787
Rent-A-Center, Inc.	315	18,194
Sally Beauty Holdings, Inc.*	978	15,746
Shoe Carnival, Inc.	348	17,038
Signet Jewelers Ltd.*	400	19,912
Sleep Number Corp.*	146	20,021
Sonic Automotive, Inc. (Class A Stock)	332	15,309
Tilly’s, Inc. (Class A Stock)*	1,603	16,543
Urban Outfitters, Inc.*	522	17,696
Winmark Corp.	82	14,472
Zumiez, Inc.*	326	14,696

		435,400

Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.*	422	13,770

Textiles, Apparel & Luxury Goods 1.5%
Fossil Group, Inc.*	1,246	18,864
G-III Apparel Group Ltd.*	550	15,834
Kontoor Brands, Inc.	363	15,337
Lakeland Industries, Inc.*	546	17,139
Movado Group, Inc.	712	16,234
Rocky Brands, Inc.	409	17,828
Steven Madden Ltd.	420	15,536
Superior Group of Cos, Inc.	573	13,649
Unifi, Inc.*	794	19,794

See Notes to Financial Statements.

78

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont'd.)
Vera Bradley, Inc.*	1,580	$14,994
Wolverine World Wide, Inc.	470	16,427

		181,636

Thrifts & Mortgage Finance 4.9%
Axos Financial, Inc.*	356	16,472
Bridgewater Bancshares, Inc.*	1,003	14,493
ESSA Bancorp, Inc.	970	15,239
Essent Group Ltd.	325	13,400
Flagstar Bancorp, Inc.	313	13,581
FS Bancorp, Inc.	247	14,976
Home Bancorp, Inc.	498	16,110
HomeStreet, Inc.	397	17,055
Luther Burbank Corp.	1,434	14,641
Merchants Bancorp	485	16,505
Meridian Bancorp, Inc.	931	15,594
Meta Financial Group, Inc.	379	16,786
MMA Capital Holdings, Inc.*	609	13,520
Mr. Cooper Group, Inc.*	481	15,128
Northfield Bancorp, Inc.	1,119	15,319
Northwest Bancshares, Inc.	1,074	15,165
OP Bancorp	1,741	16,000
PCSB Financial Corp.	951	15,368
PDL Community Bancorp*	1,528	15,555
PennyMac Financial Services, Inc.	240	14,210
Pioneer Bancorp, Inc.*	1,376	14,861
Premier Financial Corp.	578	17,722
Provident Bancorp, Inc.	1,329	16,280
Provident Financial Services, Inc.	744	15,051
Prudential Bancorp, Inc.	1,158	15,691
Radian Group, Inc.	701	14,300
Riverview Bancorp, Inc.	2,579	17,021
Security National Financial Corp. (Class A Stock)*	1,580	14,236
Southern Missouri Bancorp, Inc.	450	16,533
Standard AVB Financial Corp.	446	14,571
Territorial Bancorp, Inc.	559	13,740
Timberland Bancorp, Inc.	536	14,874
TrustCo Bank Corp.	2,193	15,088
Walker & Dunlop, Inc.	163	16,245
Washington Federal, Inc.	515	15,563
Waterstone Financial, Inc.	755	14,670

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	79

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont'd.)
Western New England Bancorp, Inc.	2,240	$17,942
WSFS Financial Corp.	317	16,845

		586,350

Tobacco 0.1%
Universal Corp.	304	15,449

Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc.	188	16,050
Beacon Roofing Supply, Inc.*	335	16,023
Boise Cascade Co.	271	13,534
CAI International, Inc.	436	19,184
GMS, Inc.*	424	15,518
Lawson Products, Inc.*	281	14,893
McGrath RentCorp	202	15,687
MRC Global, Inc.*	2,089	18,258
Rush Enterprises, Inc.,
(Class A Stock)	307	13,026
(Class B Stock)	349	13,245
Systemax, Inc.	372	13,429
Titan Machinery, Inc.*	651	15,949
Triton International Ltd. (Bermuda)	303	17,507
Veritiv Corp.*	678	16,123
WESCO International, Inc.*	179	14,370

		232,796

Water Utilities 0.4%
Artesian Resources Corp. (Class A Stock)	386	14,282
Consolidated Water Co. Ltd. (Cayman Islands)	1,161	15,035
SJW Group	215	13,476

		42,793

Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	1,190	12,757

TOTAL LONG-TERM INVESTMENTS (cost $9,539,834)		11,823,365

See Notes to Financial Statements.

80

Description			Shares	Value
SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUND 2.0%
PGIM Institutional Money Market Fund (cost $230,195; includes $230,168 of cash collateral for securities on loan)(b)(wa)			230,368	$230,253

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.5%
BNP Paribas (France) (cost $60,003)	0.005%	03/01/21	60	60,003

TOTAL SHORT-TERM INVESTMENTS (cost $290,198)				290,256

TOTAL INVESTMENTS 101.9% (cost $9,830,032)				12,113,621
Liabilities in excess of other assets (1.9)%				(221,697)

NET ASSETS 100.0%				$11,891,924

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $225,786; cash collateral of $230,168 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	81

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$101,500	$—	$—
Air Freight & Logistics	73,926	—	—
Airlines	46,137	—	—
Auto Components	121,518	—	—
Banks	2,460,096	—	—
Beverages	30,309	—	—
Biotechnology	383,910	—	—
Building Products	116,533	—	—
Capital Markets	274,832	—	—
Chemicals	248,563	—	—
Commercial Services & Supplies	253,149	—	—
Communications Equipment	88,923	—	—
Construction & Engineering	198,254	—	—
Construction Materials	16,004	—	—
Consumer Finance	100,765	—	—
Containers & Packaging	60,285	—	—
Distributors	29,055	—	—
Diversified Consumer Services	74,349	—	—
Diversified Financial Services	73,179	—	—
Diversified Telecommunication Services	87,553	—	—
Electric Utilities	42,679	—	—
Electrical Equipment	123,010	—	—
Electronic Equipment, Instruments & Components	280,337	—	—
Energy Equipment & Services	209,449	—	—
Equity Real Estate Investment Trusts (REITs)	715,225	—	—
Food & Staples Retailing	105,768	—	—
Food Products	35,777	—	—
Gas Utilities	89,112	—	—
Health Care Equipment & Supplies	238,918	—	—
Health Care Providers & Services	161,091	—	—
Health Care Technology	55,536	—	—
Hotels, Restaurants & Leisure	117,637	—	—
Household Durables	239,379	—	—
Household Products	29,749	—	—

See Notes to Financial Statements.

82

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Industrial Conglomerates	$15,523	$—	$—
Insurance	335,496	—	—
Interactive Media & Services	62,659	—	—
Internet & Direct Marketing Retail	65,143	—	—
IT Services	103,307	1,637	—
Leisure Products	99,549	—	—
Life Sciences Tools & Services	14,079	—	—
Machinery	425,999	—	—
Marine	85,469	—	—
Media	246,087	—	—
Metals & Mining	129,911	—	—
Mortgage Real Estate Investment Trusts (REITs)	354,605	—	—
Multiline Retail	18,172	—	—
Multi-Utilities	29,462	—	—
Oil, Gas & Consumable Fuels	235,279	—	—
Paper & Forest Products	76,451	—	—
Personal Products	41,483	—	—
Pharmaceuticals	82,561	—	—
Professional Services	224,961	—	—
Real Estate Management & Development	100,491	—	—
Road & Rail	61,673	—	—
Semiconductors & Semiconductor Equipment	104,897	—	—
Software	105,013	—	—
Specialty Retail	435,400	—	—
Technology Hardware, Storage & Peripherals	13,770	—	—
Textiles, Apparel & Luxury Goods	181,636	—	—
Thrifts & Mortgage Finance	586,350	—	—
Tobacco	15,449	—	—
Trading Companies & Distributors	232,796	—	—
Water Utilities	42,793	—	—
Wireless Telecommunication Services	12,757	—	—
Affiliated Mutual Fund	230,253	—	—
Time Deposit	—	60,003	—

Total	$12,051,981	$61,640	$—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	83

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Banks	20.7%
Equity Real Estate Investment Trusts (REITs)	6.0
Thrifts & Mortgage Finance	4.9
Specialty Retail	3.7
Machinery	3.6
Biotechnology	3.2
Mortgage Real Estate Investment Trusts (REITs)	3.0
Insurance	2.8
Electronic Equipment, Instruments & Components	2.4
Capital Markets	2.3
Commercial Services & Supplies	2.1
Chemicals	2.1
Media	2.1
Household Durables	2.0
Health Care Equipment & Supplies	2.0
Oil, Gas & Consumable Fuels	2.0
Trading Companies & Distributors	2.0
Affiliated Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.0
Professional Services	1.9
Energy Equipment & Services	1.8
Construction & Engineering	1.7
Textiles, Apparel & Luxury Goods	1.5
Health Care Providers & Services	1.4
Metals & Mining	1.1
Electrical Equipment	1.0
Auto Components	1.0
Hotels, Restaurants & Leisure	1.0
Building Products	1.0
Food & Staples Retailing	0.9
IT Services	0.9
Software	0.9
Semiconductors & Semiconductor Equipment	0.9
Aerospace & Defense	0.9
Consumer Finance	0.8
Real Estate Management & Development	0.8
Leisure Products	0.8
Gas Utilities	0.8
Communications Equipment	0.7
Diversified Telecommunication Services	0.7
Marine	0.7
Pharmaceuticals	0.7
Air Freight & Logistics	0.6
Diversified Consumer Services	0.6
Diversified Financial Services	0.6
Internet & Direct Marketing Retail	0.6
Paper & Forest Products	0.6
Interactive Media & Services	0.5
Road & Rail	0.5
Containers & Packaging	0.5
Time Deposit	0.5
Health Care Technology	0.5
Airlines	0.4
Water Utilities	0.4
Electric Utilities	0.4
Personal Products	0.3
Food Products	0.3
Beverages	0.3
Household Products	0.3
Multi-Utilities	0.2
Distributors	0.2
Multiline Retail	0.2
Construction Materials	0.1
Industrial Conglomerates	0.1
Tobacco	0.1
Life Sciences Tools & Services	0.1
Technology Hardware, Storage & Peripherals	0.1
Wireless Telecommunication Services	0.1

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting

See Notes to Financial Statements.

84

and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$225,786	$(225,786)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	85

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $225,786:
Unaffiliated investments (cost $9,599,837)	$11,883,368
Affiliated investments (cost $230,195)	230,253
Interest and dividends receivable	11,454

Total Assets	12,125,075

Liabilities
Payable to broker for collateral for securities on loan	230,168
Management fee payable	2,597
Other liabilities	386

Total Liabilities	233,151

Net Assets	$11,891,924

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,042,537
Total distributable earnings (loss)	1,849,187

Net assets, February 28, 2021	$11,891,924

Net asset value, offering price and redemption price per share, ($11,891,924 / 200,000 shares of common stock issued and outstanding)	$59.46

See Notes to Financial Statements.

86

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $117 foreign withholding tax)	$88,476
Income from securities lending, net (including affiliated income of $294)	770
Miscellaneous Income	98

Total income	89,344

Expenses
Management fee	14,089

Total expenses	14,089

Net investment income (loss)	75,255

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(91))	857,889
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6)	2,736,973

Net gain (loss) on investment transactions	3,594,862

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,670,117

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	87

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,255	$141,662
Net realized gain (loss) on investments	857,889	(1,278,715)
Net change in unrealized appreciation (depreciation) on investments	2,736,973	399,673

Net increase (decrease) in net assets resulting from operations	3,670,117	(737,380)

Dividends and Distributions
Distributions from distributable earnings	(113,416)	(280,842)

Total increase (decrease)	3,556,701	(1,018,222)

Net Assets:
Beginning of period	8,335,223	9,353,445

End of period	$11,891,924	$8,335,223

See Notes to Financial Statements.

88

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited)

as of February 28, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 97.9%

Australia 5.4%
AGL Energy Ltd.	11,261	$81,189
Ampol Ltd.	4,258	80,532
APA Group	12,531	89,574
Aurizon Holdings Ltd.	29,461	86,368
BHP Group Ltd.	2,400	90,727
BHP Group PLC	2,902	91,757
Brambles Ltd.	11,027	83,999
Coca-Cola Amatil Ltd.	8,725	89,893
Coles Group Ltd.	6,368	75,115
Computershare Ltd.	8,227	84,003
CSL Ltd.	415	83,851
Dexus	13,550	92,792
Goodman Group	6,704	85,423
Newcrest Mining Ltd.	4,757	90,189
REA Group Ltd.	755	79,472
Rio Tinto Ltd.	986	96,496
Scentre Group	41,966	92,997
SEEK Ltd.	3,787	74,887
Sonic Healthcare Ltd.	3,138	76,613
South32 Ltd.	47,136	100,465
Telstra Corp. Ltd.	35,246	83,530
Vicinity Centres	73,839	93,177
Wesfarmers Ltd.	2,277	86,270
Woodside Petroleum Ltd.	4,494	84,961
Woolworths Group Ltd.	2,841	86,129

		2,160,409

Austria 0.7%
Erste Group Bank AG*	2,803	92,294
Raiffeisen Bank International AG	4,223	85,702
voestalpine AG	2,376	94,144

		272,140

Belgium 1.1%
Ageas SA/NV	1,642	92,045
Etablissements Franz Colruyt NV	1,480	88,642
Groupe Bruxelles Lambert SA	893	88,523
Proximus SADP	4,223	82,543
UCB SA	867	86,239

		437,992

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	89

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Denmark 2.0%
AP Moller - Maersk A/S,
(Class A Stock)	52	$104,368
(Class B Stock)	48	103,115
Carlsberg A/S (Class B Stock)	576	90,654
Demant A/S*	2,122	87,418
Genmab A/S*	205	68,852
GN Store Nord A/S	1,015	85,308
H Lundbeck A/S	2,141	81,531
Novo Nordisk A/S (Class B Stock)	1,082	76,886
ROCKWOOL International A/S (Class B Stock)	246	89,169

		787,301

Finland 1.5%
Elisa OYJ	1,479	88,064
Kesko OYJ (Class B Stock)	3,440	87,327
Kone OYJ (Class B Stock)*	1,099	87,622
Neste OYJ	1,361	89,430
Nordea Bank Abp	9,369	84,681
Orion OYJ (Class B Stock)	2,087	85,539
Stora Enso OYJ (Class R Stock)	4,736	93,285

		615,948

France 7.3%
Amundi SA, 144A*	1,138	86,502
Arkema SA	820	90,528
Atos SE*	1,130	88,103
BioMerieux	617	78,315
Bouygues SA	2,176	88,110
Bureau Veritas SA	3,368	90,985
Capgemini SE	531	85,306
Carrefour SA	4,742	82,647
Cie de Saint-Gobain*	1,743	93,416
Cie Generale des Etablissements Michelin SCA	645	93,192
Credit Agricole SA*	6,706	93,978
Danone SA	1,342	91,420
Gecina SA	567	78,468
Hermes International	81	90,225
Iliad SA	485	85,787
Ipsen SA	1,057	90,102
Klepierre SA	4,054	95,626
La Francaise des Jeux SAEM, 144A	2,028	91,489
Legrand SA	982	85,213

See Notes to Financial Statements.

90

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont'd.)
L’Oreal SA	237	$86,586
LVMH Moet Hennessy Louis Vuitton SE	140	88,681
Orange SA	7,463	85,975
Pernod Ricard SA	459	87,141
Publicis Groupe SA	1,578	92,417
Sanofi	952	87,067
Sartorius Stedim Biotech	182	79,492
Schneider Electric SE	587	87,008
SEB SA	453	81,275
Teleperformance	262	92,654
Thales SA	966	91,424
TOTAL SE	1,962	90,843
Vinci SA	880	91,354
Wendel SE	745	85,124

		2,906,453

Germany 6.6%
Allianz SE	379	91,365
BASF SE	1,137	92,915
Bayerische Motoren Werke AG	980	84,543
Bechtle AG	447	84,297
Brenntag SE	1,141	88,465
Continental AG	656	94,109
Covestro AG, 144A	1,272	92,023
Daimler AG	1,146	91,604
Deutsche Post AG	1,634	80,950
Deutsche Telekom AG	5,082	92,159
Deutsche Wohnen SE	1,860	87,411
Evonik Industries AG	2,656	89,376
Fresenius Medical Care AG & Co. KGaA	1,230	85,126
Fresenius SE & Co. KGaA	2,080	88,941
GEA Group AG	2,493	86,087
HeidelbergCement AG	1,151	90,935
Henkel AG & Co. KGaA	985	87,232
Knorr-Bremse AG	698	88,883
LANXESS AG	1,211	89,597
LEG Immobilien AG	636	86,820
Merck KGaA	510	82,794
Rational AG	94	80,412
RWE AG	2,280	86,214
SAP SE	718	88,415
Siemens AG	537	82,920

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	91

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont'd.)
Siemens Healthineers AG, 144A	1,656	$91,570
Telefonica Deutschland Holding AG	31,359	83,618
United Internet AG	1,961	86,313
Volkswagen AG	398	93,016
Vonovia SE	1,384	88,069

		2,636,179

Hong Kong 4.4%
BOC Hong Kong Holdings Ltd.	28,854	95,976
CK Asset Holdings Ltd.	16,983	99,733
CK Hutchison Holdings Ltd.	12,596	95,163
CK Infrastructure Holdings Ltd.	15,058	87,264
CLP Holdings Ltd.	9,691	94,518
Hang Lung Properties Ltd.	31,888	82,634
Henderson Land Development Co. Ltd.	19,683	85,518
HKT Trust & HKT Ltd.	66,768	90,729
Hongkong Land Holdings Ltd.	19,707	94,988
Jardine Matheson Holdings Ltd.	1,776	92,920
Jardine Strategic Holdings Ltd.	3,706	95,911
Link REIT	10,177	96,043
Power Assets Holdings Ltd.	16,881	93,802
Sino Land Co. Ltd.	60,909	92,191
Sun Hung Kai Properties Ltd.	5,939	95,404
Swire Pacific Ltd. (Class A Stock)	13,300	97,481
Swire Properties Ltd.	30,550	98,270
WH Group Ltd., 144A	107,156	96,153
Wharf Real Estate Investment Co. Ltd.	14,324	85,596

		1,770,294

Ireland 0.6%
DCC PLC	1,094	87,944
James Hardie Industries PLC	2,866	80,513
Smurfit Kappa Group PLC	1,806	85,331

		253,788

Israel 0.7%
Check Point Software Technologies Ltd.*	772	85,105
ICL Group Ltd.	15,191	88,208
Israel Discount Bank Ltd. (Class A Stock)	23,482	87,329

		260,642

See Notes to Financial Statements.

92

Description	Shares	Value

COMMON STOCKS (Continued)

Italy 2.4%
Assicurazioni Generali SpA	4,914	$92,196
DiaSorin SpA	395	77,398
Enel SpA	8,901	84,241
Eni SpA	8,186	93,652
Intesa Sanpaolo SpA*	35,327	90,959
Mediobanca Banca di Credito Finanziario SpA*	8,314	86,449
Moncler SpA*	1,481	91,668
Recordati Industria Chimica e Farmaceutica SpA	1,704	86,638
Snam SpA	16,932	87,764
Telecom Italia SpA	180,369	85,504
Terna Rete Elettrica Nazionale SpA	12,415	86,401

		962,870

Japan 38.7%
Advantest Corp.	1,003	82,333
AGC, Inc.	2,407	88,065
Air Water, Inc.	5,188	85,270
Aisin Seiki Co. Ltd.	2,622	89,167
Ajinomoto Co., Inc.	3,938	78,283
Alfresa Holdings Corp.	4,363	84,072
Amada Co. Ltd.	7,472	90,495
Asahi Group Holdings Ltd.	1,881	81,384
Asahi Kasei Corp.	8,855	95,200
Astellas Pharma, Inc.	5,369	84,316
Azbil Corp.	1,915	81,293
Bandai Namco Holdings, Inc.	1,059	80,939
Bank of Kyoto Ltd. (The)	1,433	85,903
Bridgestone Corp.	2,231	87,088
Brother Industries Ltd.	4,399	86,375
Canon, Inc.	4,010	86,242
Casio Computer Co. Ltd.	4,835	93,076
Chiba Bank Ltd. (The)	12,633	80,471
Chubu Electric Power Co., Inc.	7,218	88,536
Chugai Pharmaceutical Co. Ltd.	1,673	74,755
Concordia Financial Group Ltd.	22,442	86,530
Cosmos Pharmaceutical Corp.	597	85,410
Dai Nippon Printing Co. Ltd.	4,915	88,253
Daikin Industries Ltd.	406	78,919
Daiwa House Industry Co. Ltd.	2,877	81,051
Daiwa Securities Group, Inc.	17,527	85,107
Denso Corp.	1,416	84,858
Disco Corp.	273	85,541

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	93

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Eisai Co. Ltd.	1,239	$85,072
ENEOS Holdings, Inc.	20,365	89,354
FANUC Corp.	330	81,544
Fast Retailing Co. Ltd.	93	91,608
Fuji Electric Co. Ltd.	2,236	92,717
FUJIFILM Holdings Corp.	1,653	94,129
Fujitsu Ltd.	585	84,297
Hakuhodo DY Holdings, Inc.	5,255	86,470
Hino Motors Ltd.	8,951	83,972
Hirose Electric Co. Ltd.	620	90,387
Hitachi Ltd.	1,922	87,919
Honda Motor Co. Ltd.	3,096	84,563
Hoshizaki Corp.	882	77,282
Hoya Corp.	722	81,957
Hulic Co. Ltd.	7,914	88,201
Iida Group Holdings Co. Ltd.	3,619	81,890
Inpex Corp.	12,420	91,348
Isuzu Motors Ltd.	8,171	85,393
ITOCHU Corp.	2,858	84,940
Japan Post Bank Co. Ltd.(a)	9,130	86,850
Japan Post Holdings Co. Ltd.	9,872	84,333
Japan Real Estate Investment Corp.	14	85,239
Japan Retail Fund Investment Corp.	88	86,931
Japan Tobacco, Inc.	4,880	88,128
JSR Corp.	2,791	83,132
Kajima Corp.	6,423	81,828
Kakaku.com, Inc.	2,630	83,394
Kansai Electric Power Co., Inc. (The)	8,893	88,642
KDDI Corp.	2,783	85,896
Kikkoman Corp.	1,259	83,032
Kirin Holdings Co. Ltd.	4,436	86,914
Komatsu Ltd.	2,913	87,176
Kubota Corp.	4,179	94,385
Kuraray Co. Ltd.	7,855	87,839
Kurita Water Industries Ltd.	2,265	91,582
Kyocera Corp.	1,244	80,035
Kyushu Electric Power Co., Inc.	10,203	87,581
Lion Corp.	4,426	84,953
Lixil Corp.	3,263	91,436
Makita Corp.	1,973	83,940
Marubeni Corp.	11,908	88,443
Mazda Motor Corp.	11,408	89,791

See Notes to Financial Statements.

94

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
McDonald’s Holdings Co. Japan Ltd.	1,845	$91,389
Medipal Holdings Corp.	4,320	85,512
MEIJI Holdings Co. Ltd.	1,348	85,487
MINEBEA MITSUMI, Inc.	3,560	87,334
MISUMI Group, Inc.	2,681	81,742
Mitsubishi Chemical Holdings Corp.	12,930	89,738
Mitsubishi Corp.	3,355	94,517
Mitsubishi Electric Corp.	5,598	82,372
Mitsubishi Estate Co. Ltd.	4,733	81,610
Mitsubishi Gas Chemical Co., Inc.	3,852	89,583
Mitsubishi Heavy Industries Ltd.	3,012	86,691
Mitsubishi UFJ Financial Group, Inc.	18,057	94,524
Mitsui & Co. Ltd.	4,362	92,625
Mitsui Chemicals, Inc.	3,142	96,681
Mitsui Fudosan Co. Ltd.	3,899	87,787
Mizuho Financial Group, Inc.	5,875	85,925
Murata Manufacturing Co. Ltd.	970	82,636
Nabtesco Corp.	1,878	79,634
NEC Corp.	1,412	76,829
NGK Insulators Ltd.	4,930	86,950
NGK Spark Plug Co. Ltd.	4,938	83,477
NH Foods Ltd.	1,865	78,470
Nintendo Co. Ltd.	133	80,789
Nippon Building Fund, Inc.	15	91,608
Nippon Express Co. Ltd.	1,214	90,200
Nippon Telegraph & Telephone Corp.	3,225	83,443
Nippon Yusen KK	3,302	94,635
Nisshin Seifun Group, Inc.	5,380	86,458
Nissin Foods Holdings Co. Ltd.	1,132	85,488
Nitori Holdings Co. Ltd.	419	78,124
Nitto Denko Corp.	992	84,594
Nomura Holdings, Inc.	14,751	85,632
Nomura Real Estate Holdings, Inc.	3,895	87,660
Nomura Real Estate Master Fund, Inc.	56	83,794
NSK Ltd.	8,540	83,561
NTT Data Corp.	5,735	87,428
Obayashi Corp.	10,214	87,484
Olympus Corp.	4,129	86,380
Omron Corp.(a)	963	77,513
Ono Pharmaceutical Co. Ltd.	3,104	83,398
ORIX Corp.	5,629	95,132
Orix JREIT, Inc.	51	86,742

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	95

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Osaka Gas Co. Ltd.	4,862	$86,936
Otsuka Holdings Co. Ltd.	2,122	84,088
Pan Pacific International Holdings Corp.	3,679	86,112
Panasonic Corp.	6,382	81,755
Persol Holdings Co. Ltd.	4,404	87,051
Recruit Holdings Co. Ltd.	1,835	90,911
Resona Holdings, Inc.	20,787	83,405
Rinnai Corp.	851	86,062
Ryohin Keikaku Co. Ltd.	3,731	83,934
Santen Pharmaceutical Co. Ltd.	6,074	83,308
SCSK Corp.	1,516	89,172
Secom Co. Ltd.	959	83,003
Sega Sammy Holdings, Inc.	5,134	86,165
Seiko Epson Corp.	5,299	86,697
Sekisui House Ltd.	4,501	84,324
Seven & i Holdings Co. Ltd.	2,288	86,652
Shimadzu Corp.	2,346	84,293
Shimizu Corp.	11,730	88,584
Shionogi & Co. Ltd.	1,581	80,285
Shizuoka Bank Ltd. (The)	11,774	85,934
SMC Corp.	140	82,612
SoftBank Corp.	5,929	80,151
Sohgo Security Services Co. Ltd.	1,893	85,242
Sompo Holdings, Inc.	2,221	85,010
Square Enix Holdings Co. Ltd.	1,375	77,912
Stanley Electric Co. Ltd.	2,689	79,589
Subaru Corp.	4,575	85,345
Sumitomo Chemical Co. Ltd.	18,492	89,342
Sumitomo Corp.	6,152	88,908
Sumitomo Dainippon Pharma Co. Ltd.	5,388	85,070
Sumitomo Electric Industries Ltd.	6,003	87,093
Sumitomo Mitsui Financial Group, Inc.	2,532	88,885
Sumitomo Mitsui Trust Holdings, Inc.	2,584	84,893
Sumitomo Realty & Development Co. Ltd.	2,638	90,825
Sundrug Co. Ltd.	2,378	89,235
Suntory Beverage & Food Ltd.	2,566	87,744
Suzuken Co. Ltd.	2,218	84,479
Suzuki Motor Corp.	1,842	79,472
Taiheiyo Cement Corp.	3,689	91,779
Taisei Corp.	2,502	88,137
Takeda Pharmaceutical Co. Ltd.	2,574	86,496
TDK Corp.	590	84,353

See Notes to Financial Statements.

96

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Teijin Ltd.	5,082	$87,247
Terumo Corp.	2,117	78,468
THK Co. Ltd.	2,549	82,141
TIS, Inc.	4,092	84,992
Tohoku Electric Power Co., Inc.	10,160	89,309
Tokyo Electron Ltd.	222	90,699
Tokyo Gas Co. Ltd.	4,252	87,836
Toray Industries, Inc.	13,490	88,157
Toshiba Corp.	2,597	81,739
Tosoh Corp.	4,377	80,071
TOTO Ltd.	1,359	81,722
Toyo Suisan Kaisha Ltd.	2,087	88,888
Toyota Industries Corp.	1,017	86,821
Toyota Motor Corp.	1,157	85,455
Toyota Tsusho Corp.	1,987	83,137
Tsuruha Holdings, Inc.	669	86,045
Unicharm Corp.	1,938	76,651
United Urban Investment Corp.	64	87,779
USS Co. Ltd.	4,650	88,293
Welcia Holdings Co. Ltd.	2,719	86,854
Yakult Honsha Co. Ltd.	1,747	86,371
Yamada Holdings Co. Ltd.	17,446	83,306
Yamaha Corp.	1,614	89,789
Yamaha Motor Co. Ltd.	3,942	85,759
Yamato Holdings Co. Ltd.	3,277	86,141
Yaskawa Electric Corp.	1,637	81,700

		15,441,644

Jordan 0.2%
Hikma Pharmaceuticals PLC	2,723	84,827

Luxembourg 0.2%
SES SA (Class A Stock)	10,296	82,188

Netherlands 1.7%
Akzo Nobel NV	873	90,122
Koninklijke Ahold Delhaize NV	3,255	85,773
Koninklijke KPN NV	26,209	85,634
Koninklijke Philips NV*	1,715	93,022
NN Group NV	1,895	87,341
QIAGEN NV*	1,491	73,757

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	97

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont'd.)
Randstad NV*	1,361	$90,875
Wolters Kluwer NV	1,069	84,714

		691,238

Norway 0.7%
Equinor ASA	4,936	92,935
Orkla ASA	9,620	88,604
Yara International ASA	1,809	86,918

		268,457

Portugal 0.2%
Jeronimo Martins SGPS SA	5,631	87,304

Singapore 2.3%
CapitaLand Ltd.	37,255	88,849
DBS Group Holdings Ltd.	4,971	99,316
Genting Singapore Ltd.	151,804	97,339
Mapletree Logistics Trust	61,868	85,838
Oversea-Chinese Banking Corp. Ltd.	11,527	95,006
Singapore Technologies Engineering Ltd.	28,791	81,187
United Overseas Bank Ltd.	4,999	92,527
UOL Group Ltd.	14,788	81,958
Venture Corp. Ltd.	5,918	85,215
Wilmar International Ltd.	21,862	86,569

		893,804

Spain 2.0%
ACS Actividades de Construccion y Servicios SA	2,736	83,650
CaixaBank SA	32,097	93,215
Enagas SA	4,327	90,658
Endesa SA	3,431	85,070
Grifols SA	3,311	83,174
Iberdrola SA	7,010	88,174
Industria de Diseno Textil SA	2,901	95,591
Red Electrica Corp. SA	5,031	84,163
Repsol SA	7,932	99,675

		803,370

Sweden 6.3%
Alfa Laval AB*	3,151	97,509
Assa Abloy AB (Class B Stock)	3,533	88,577

See Notes to Financial Statements.

98

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont'd.)
Atlas Copco AB,
(Class A Stock)	1,596	$91,123
(Class B Stock)	1,825	88,485
Boliden AB	2,405	95,273
Electrolux AB (Class B Stock)	3,643	86,050
Epiroc AB,
(Class A Stock)	4,326	91,808
(Class B Stock)	4,768	93,848
Essity AB (Class B Stock)	2,855	85,813
Hexagon AB (Class B Stock)	987	82,243
Husqvarna AB (Class B Stock)	7,108	86,957
ICA Gruppen AB	1,812	86,030
Industrivarden AB,
(Class A Stock)*	2,617	92,978
(Class C Stock)*	2,743	90,601
Investor AB (Class B Stock)	1,148	84,945
L E Lundbergforetagen AB (Class B Stock)*	1,744	86,788
Nibe Industrier AB (Class B Stock)	2,588	81,313
Sandvik AB*	3,573	95,927
Securitas AB (Class B Stock)	6,022	92,321
Skandinaviska Enskilda Banken AB (Class A Stock)	7,816	89,954
Skanska AB (Class B Stock)	3,474	84,259
SKF AB (Class B Stock)	3,472	94,613
Svenska Handelsbanken AB (Class A Stock)*	8,757	92,321
Swedish Match AB	1,240	89,168
Tele2 AB (Class B Stock)	6,899	87,056
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,820	85,130
Telia Co. AB	21,421	86,532
Volvo AB (Class B Stock)*	3,798	97,290

		2,504,912

Switzerland 5.7%
ABB Ltd.	2,844	81,664
Adecco Group AG	1,341	84,147
Baloise Holding AG	522	91,184
Cie Financiere Richemont SA	925	89,058
Coca-Cola HBC AG	2,835	88,395
Credit Suisse Group AG	6,592	95,114
Geberit AG	147	86,650
Kuehne + Nagel International AG	384	91,056
LafargeHolcim Ltd.*	1,713	94,458
Logitech International SA	790	84,259

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	99

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont'd.)
Nestle SA	808	$84,384
Novartis AG	1,003	86,214
Roche Holding AG	263	86,144
Schindler Holding AG,
(Ordinary Shares)	333	88,663
(Participation Certificates)	329	89,768
SGS SA	28	79,877
Sonova Holding AG*	310	79,336
STMicroelectronics NV	2,384	91,959
Straumann Holding AG	72	86,987
Swatch Group AG (The),
(Bearer Shares)	314	93,615
(Ordinary Shares)	1,644	94,341
Swiss Life Holding AG	180	89,500
Swiss Prime Site AG	920	86,068
Swisscom AG	173	86,819
UBS Group AG	5,917	91,716
Zurich Insurance Group AG	216	88,214

		2,289,590

United Kingdom 7.2%
Ashtead Group PLC	1,682	90,922
AstraZeneca PLC	877	84,856
Auto Trader Group PLC, 144A*	10,317	79,084
British American Tobacco PLC	2,467	85,427
British Land Co. PLC (The)	13,867	94,588
BT Group PLC (Class A Stock)*	51,165	88,070
Bunzl PLC	2,819	87,857
Burberry Group PLC*	3,502	88,578
Coca-Cola European Partners PLC	1,689	86,055
Evraz PLC	12,310	97,928
Ferguson PLC	792	93,040
GlaxoSmithKline PLC	5,103	84,660
Imperial Brands PLC	4,216	78,297
Intertek Group PLC	1,107	82,604
J Sainsbury PLC	30,749	96,903
JD Sports Fashion PLC*	7,376	85,334
Kingfisher PLC*	23,655	87,466
Melrose Industries PLC*	38,009	87,851
Mondi PLC	3,826	91,922
National Grid PLC	7,534	84,643
RELX PLC	3,559	83,921

See Notes to Financial Statements.

100

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont'd.)
Rio Tinto PLC	1,044	$89,990
RSA Insurance Group PLC	9,634	90,653
Sage Group PLC (The)	10,927	85,038
Schroders PLC	1,835	89,555
Segro PLC	6,823	86,484
Severn Trent PLC	2,791	85,156
Smiths Group PLC	4,063	82,871
Spirax-Sarco Engineering PLC	543	81,022
Standard Life Aberdeen PLC	20,169	87,333
Tesco PLC	27,413	85,855
Vodafone Group PLC	52,837	89,822
Wm Morrison Supermarkets PLC	37,548	89,375

		2,883,160

TOTAL COMMON STOCKS (cost $35,105,979)		39,094,510

PREFERRED STOCKS 1.3%

Germany 1.1%
Bayerische Motoren Werke AG	1,272	86,022
FUCHS PETROLUB SE	1,558	85,230
Henkel AG & Co. KGaA	876	86,225
Porsche Automobil Holding SE	1,245	99,713
Volkswagen AG	423	88,304

		445,494

Italy 0.2%
Telecom Italia SpA	173,716	93,103

TOTAL PREFERRED STOCKS (cost $513,458)		538,597

TOTAL LONG-TERM INVESTMENTS (cost $35,619,437)		39,633,107

SHORT-TERM INVESTMENTS 0.7%

AFFILIATED MUTUAL FUND 0.2%
PGIM Institutional Money Market Fund (cost $85,993; includes $85,984 of cash collateral for securities on loan)(b)(wa)	86,028	85,985

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	101

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.5%
Royal Bank of Canada (Canada) (cost $181,111)	0.005%	03/01/21	181	$181,111

TOTAL SHORT-TERM INVESTMENTS (cost $267,104)				267,096

TOTAL INVESTMENTS 99.9% (cost $35,886,541)				39,900,203
Other assets in excess of liabilities 0.1%				39,474

NET ASSETS 100.0%				$39,939,677

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,338; cash collateral of $85,984 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

102

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$2,160,409	$—	$—
Austria	272,140	—	—
Belgium	437,992	—	—
Denmark	787,301	—	—
Finland	615,948	—	—
France	2,906,453	—	—
Germany	2,636,179	—	—
Hong Kong	1,770,294	—	—
Ireland	253,788	—	—
Israel	260,642	—	—
Italy	962,870	—	—
Japan	15,441,644	—	—
Jordan	84,827	—	—
Luxembourg	82,188	—	—
Netherlands	691,238	—	—
Norway	268,457	—	—
Portugal	87,304	—	—
Singapore	893,804	—	—
Spain	803,370	—	—
Sweden	2,504,912	—	—
Switzerland	2,289,590	—	—
United Kingdom	2,883,160	—	—
Preferred Stocks
Germany	445,494	—	—
Italy	93,103	—	—
Affiliated Mutual Fund	85,985	—	—
Time Deposit	—	181,111	—

Total	$39,719,092	$181,111	$—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	103

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2021 were as follows:

Machinery	7.0%
Banks	5.4
Real Estate Management & Development	4.7
Chemicals	4.7
Pharmaceuticals	4.6
Equity Real Estate Investment Trusts (REITs)	3.6
Diversified Telecommunication Services	3.5
Food & Staples Retailing	3.5
Automobiles	2.8
Food Products	2.8
Electric Utilities	2.6
Health Care Equipment & Supplies	2.3
Trading Companies & Distributors	2.2
Insurance	2.2
Professional Services	2.2
Metals & Mining	2.1
Electronic Equipment, Instruments & Components	2.1
Oil, Gas & Consumable Fuels	2.0
Auto Components	2.0
Building Products	1.9
IT Services	1.9
Industrial Conglomerates	1.8
Beverages	1.7
Construction & Engineering	1.7
Household Durables	1.7
Textiles, Apparel & Luxury Goods	1.6
Diversified Financial Services	1.6
Capital Markets	1.6
Specialty Retail	1.5
Health Care Providers & Services	1.3
Gas Utilities	1.1
Technology Hardware, Storage & Peripherals	1.1
Commercial Services & Supplies	1.1
Electrical Equipment	1.1%
Household Products	1.1
Marine	1.0
Construction Materials	0.9
Semiconductors & Semiconductor Equipment	0.9
Wireless Telecommunication Services	0.9
Tobacco	0.9
Interactive Media & Services	0.8
Hotels, Restaurants & Leisure	0.7
Media	0.7
Software	0.6
Leisure Products	0.6
Multiline Retail	0.6
Multi-Utilities	0.6
Biotechnology	0.6
Paper & Forest Products	0.5
Time Deposit	0.5
Road & Rail	0.4
Aerospace & Defense	0.4
Air Freight & Logistics	0.4
Entertainment	0.4
Life Sciences Tools & Services	0.4
Personal Products	0.2
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.2
Containers & Packaging	0.2
Water Utilities	0.2
Communications Equipment	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

104

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$83,338	$(83,338)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	105

PGIM QMA Strategic Alpha International Equity ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $83,338:
Unaffiliated investments (cost $35,800,548)	$39,814,218
Affiliated investments (cost $85,993)	85,985
Foreign currency, at value (cost $123,297)	121,978
Interest and dividends receivable	101,007

Total Assets	40,123,188

Liabilities
Payable for investments purchased	88,073
Payable to broker for collateral for securities on loan	85,984
Management fee payable	9,079
Other liabilities	375

Total Liabilities	183,511

Net Assets	$39,939,677

Net assets were comprised of:
Common stock, at par	$700
Paid-in capital in excess of par	34,905,030
Total distributable earnings (loss)	5,033,947

Net assets, February 28, 2021	$39,939,677

Net asset value, offering price and redemption price per share, ($39,939,677 / 700,000 shares of common stock issued and outstanding)	$57.06

See Notes to Financial Statements.

106

PGIM QMA Strategic Alpha International Equity ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)
Income
Interest income	$10
Unaffiliated dividend income (net of $44,637 foreign withholding tax)	358,211
Income from securities lending, net (including affiliated income of $321)	2,440

Total income	360,661

Expenses
Management fee	54,787
Miscellaneous expenses	138

Total expenses	54,925

Net investment income (loss)	305,736

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(137))	3,013,850
Foreign currency transactions	14,324

3,028,174

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $33)	1,326,643
Foreign currencies	(9,326)

1,317,317

Net gain (loss) on investment and foreign currency transactions	4,345,491

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,651,227

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	107

PGIM QMA Strategic Alpha International Equity ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$305,736	$764,674
Net realized gain (loss) on investments	3,028,174	(1,502,255)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,317,317	2,813,063

Net increase (decrease) in net assets resulting from operations	4,651,227	2,075,482

Dividends and Distributions
Distributions from distributable earnings	(572,789)	(901,215)

Total increase (decrease)	4,078,438	1,174,267

Net Assets:
Beginning of period	35,861,239	34,686,972

End of period	$39,939,677	$35,861,239

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1. Organization

PGIM ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 23, 2017 and currently consists of six separate series: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF. Each series operates as an exchange-traded fund.

These financial statements relate only to the following Funds: PGIM QMA Strategic Alpha Large- Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF, which commenced investment operations on October 17, 2018, November 13, 2018, November 13, 2018 and December 4, 2018, respectively (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds under the 1940 Act.

The investment objective of each Fund is to seek long-term growth of capital.

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit each Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed

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Notes to Financial Statements (unaudited) (continued)

representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

110

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions (where applicable) represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies (where applicable).

Rights: The Funds hold rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Master Netting Arrangements: The Trust, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a

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Notes to Financial Statements (unaudited) (continued)

portion of the Fund. A master netting arrangement between a Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends.

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Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Funds expect to pay dividends from net investment income quarterly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent GAAP/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

Pursuant to a management agreement with the Trust on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information of the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has contractually agreed, beginning from each Fund’s inception date, to waive any management fees it receives from the Funds in an amount equal to the subadvisory fees paid by the Funds to the PGIM Institutional Money Market Fund due to the Funds’ investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This

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Notes to Financial Statements (unaudited) (continued)

waiver will remain in effect for as long as the Funds remain invested or intend to invest in the PGIM Institutional Money Market Fund.

Fund	Unitary fee rate
PGIM QMA Strategic Alpha Large-Cap Core ETF	0.17%
PGIM QMA Strategic Alpha Small-Cap Growth ETF	0.29%
PGIM QMA Strategic Alpha Small-Cap Value ETF	0.29%
PGIM QMA Strategic Alpha International Equity ETF	0.29%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with QMA LLC, (“QMA”) (the “subadviser”). The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Funds’ portfolio. BBH receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Each Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

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The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the period ended February 28, 2021, no 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, U.S. Government securities and in-kind transactions) for the reporting period ended February 28, 2021, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM QMA Strategic Alpha Large-Cap Core ETF	$5,551,478	$5,599,311
PGIM QMA Strategic Alpha Small-Cap Growth ETF	$6,400,762	$6,341,047
PGIM QMA Strategic Alpha Small-Cap Value ETF	$5,052,197	$5,038,007
PGIM QMA Strategic Alpha International Equity ETF	$19,957,174	$19,687,808

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting year ended February 28, 2021, is presented as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments—Affiliated Mutual Funds:
PGIM Institutional Money Market Fund(1)(b)(wa)
$834,998	$3,466,005	$4,224,123	$57	$(105)	$76,832	76,871	$365	(2)

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments—Affiliated Mutual Funds:
PGIM Institutional Money Market Fund(1)(b)(wa)
$908,543	$2,306,680	$2,893,750	$13	$(151)	$321,335	321,496	$533	(2)

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Notes to Financial Statements (unaudited) (continued)

PGIM QMA Strategic Alpha Small-Cap Value ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments—Affiliated Mutual Funds:
PGIM Institutional Money Market Fund(1)(b)(wa)
$438,488	$1,357,819	$1,565,969	$6	$(91)	$230,253	230,368	$294	(2)

PGIM QMA Strategic Alpha International Equity ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments—Affiliated Mutual Funds:
PGIM Institutional Money Market Fund(1)(b)(wa)
$417,228	$2,532,666	$2,863,805	$33	$(137)	$85,985	86,028	$321	(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

6. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of February 28, 2021 were as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Tax Basis	$10,459,976

Gross Unrealized Appreciation	2,237,034
Gross Unrealized Depreciation	(195,504)

Net Unrealized Appreciation	$2,041,530

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Tax Basis	$11,367,433

Gross Unrealized Appreciation	3,162,903
Gross Unrealized Depreciation	(371,973)

Net Unrealized Appreciation	$2,790,930

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PGIM QMA Strategic Alpha Small-Cap Value ETF

Tax Basis	$9,837,846

Gross Unrealized Appreciation	2,516,285
Gross Unrealized Depreciation	(240,510)

Net Unrealized Appreciation	$2,275,775

PGIM QMA Strategic Alpha International Equity ETF

Tax Basis	$35,885,435

Gross Unrealized Appreciation	5,180,197
Gross Unrealized Depreciation	(1,165,429)

Net Unrealized Appreciation	$4,014,768

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of August 31, 2020 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
PGIM QMA Strategic Alpha Large-Cap Core ETF	$702,000
PGIM QMA Strategic Alpha Small-Cap Growth ETF	763,000
PGIM QMA Strategic Alpha Small-Cap Value ETF	1,287,000
PGIM QMA Strategic Alpha International Equity ETF	1,842,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, each Funds’ U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7. Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the

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Notes to Financial Statements (unaudited) (continued)

SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”, and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit of PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF consists of 50,000 shares, 50,000 shares, 50,000 shares and 100,000 shares of the Fund, respectively.

Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. The Funds may adjust the transaction fee from time to time. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

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As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM QMA Strategic Alpha Large- Cap Core ETF	192,174	96.1%
PGIM QMA Strategic Alpha Small- Cap Growth ETF	195,010	97.5%
PGIM QMA Strategic Alpha Small- Cap Value ETF	189,981	95.0%
PGIM QMA Strategic Alpha International Equity ETF	695,000	99.3%

At reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM QMA Strategic Alpha Large-Cap Core ETF	1	96.0%	0	0.0%
PGIM QMA Strategic Alpha Small-Cap Growth ETF	1	97.5%	0	0.0%
PGIM QMA Strategic Alpha Small-Cap Value ETF	1	95.0%	0	0.0%
PGIM QMA Strategic Alpha International Equity ETF	3	99.3%	0	0.0%

Transactions in shares of beneficial interest were as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Reporting period ended February 28, 2021:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2020:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

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Notes to Financial Statements (unaudited) (continued)

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Reporting period ended February 28, 2021:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2020:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

PGIM QMA Strategic Alpha Small-Cap Value ETF

Reporting period ended February 28, 2021:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2020:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

PGIM QMA Strategic Alpha International Equity ETF

Reporting period ended February 28, 2021:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

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Reporting period ended August 31, 2020:

	Shares	Amount
Shares sold	—	$—
Shares purchased	—	—

Net increase (decrease) in shares outstanding	—	$—

Each Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the period ended February 28, 2021, the Funds had no subscriptions in-kind and redemptions in-kind.

8. Borrowings

The Trust, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$1,200,000,000	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2021.

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Notes to Financial Statements (unaudited) (continued)

9. Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on each Fund’s risks, please refer to the Funds’ Prospectus and Statement of Additional Information.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Funds and no other Authorized Participant creates or redeems, shares of the Funds may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Concentration Risk: To the extent that the Funds are concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Funds invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Funds shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Funds are expected to fluctuate in response to changes in the Funds’ NAVs, the intraday value of the Funds’ holdings and supply and demand for shares of the Funds. We cannot predict whether shares of the Funds will trade above, below or at their NAV. Trading on the Exchange, including trading of Funds shares, may be halted in certain circumstances and shareholders may not be able to sell Funds shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Funds may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio investments. This adverse effect on the liquidity of the Funds’ shares could lead to differences between the market price of the Funds’ shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the

122

listing of shares of the Funds will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETFs shares has diverged from market driven fundamentals.

Foreign Securities Risk: Each Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than U.S. markets. Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Growth Style Risk: The Funds’ growth style may subject the Funds to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Funds follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Funds may underperform the market in general, its benchmark and other mutual funds.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Funds’ value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Market Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of your investment in the Funds will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for

PGIM QMA Strategic Alpha ETFs	123

Notes to Financial Statements (unaudited) (continued)

illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. Each Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Funds invest in real estate securities, including REITs, the Funds are subjects to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Funds concentrate in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Funds’ performance can deviate from the performance of such indexes. Because the Funds invest in stocks, there is the risk that the price of a particular stock owned by the Funds could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

124

Value Style Risk. Since the Funds follow a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Funds’ value investment style may go out of favor with investors, negatively affecting the Funds’ performance. If the Funds’ assessment of market conditions or a company’s value is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds.

10. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

PGIM QMA Strategic Alpha ETFs	125

PGIM QMA Strategic Alpha Large-Cap Core ETF

Financial Highlights

	Six Months Ended February 28, 2021 (unaudited)		Year Ended August 31, 2020	October 17, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$54.79		$51.90	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.46		1.03	0.89
Net realized and unrealized gain (loss) on investments	7.75		2.90	1.67
Total from investment operations	8.21		3.93	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.79)		(1.04)	(0.66)
Net asset value, end of period	$62.21		$54.79	$51.90
Total Return(b):	15.10%		7.69%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,442		$10,958	$10,380
Average net assets (000)	$11,661		$10,347	$11,164
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.17%	(d)	0.17%	0.17%	(d)
Expenses before waivers and/or expense reimbursement	0.17%	(d)	0.17%	0.17%	(d)
Net investment income (loss)	1.61%	(d)	1.99%	2.04%	(d)
Portfolio turnover rate(f)(g)	50%		82%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

126

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Financial Highlights

	Six Months Ended February 28, 2021 (unaudited)		Year Ended August 31, 2020	November 13, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.18		$47.97	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.36	0.39
Net realized and unrealized gain (loss) on investments	18.32		3.28	(2.13)
Total from investment operations	18.46		3.64	(1.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.43)	(0.29)
Net asset value, end of period	$69.20		$51.18	$47.97
Total Return(b):	36.22%		7.64%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,841		$10,236	$9,593
Average net assets (000)	$11,775		$9,621	$10,819
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%	(d)	0.29%	0.29%	(d)
Expenses before waivers and/or expense reimbursement	0.29%	(d)	0.29%	0.29%	(d)
Net investment income (loss)	0.47%	(d)	0.76%	0.98%	(d)
Portfolio turnover rate(f)(g)	55%		123%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	127

PGIM QMA Strategic Alpha Small-Cap Value ETF

Financial Highlights

	Six Months Ended February 28, 2021 (unaudited)		Year Ended August 31, 2020	November 13, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.68		$46.77	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.71	0.72
Net realized and unrealized gain (loss) on investments	17.97		(4.40)	(3.41)
Total from investment operations	18.35		(3.69)	(2.69)
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.76)	(0.54)
Distributions from net realized gains	-		(0.64)	-
Total Dividends and Distributions	(0.57)		(1.40)	(0.54)
Net asset value, end of period	$59.46		$41.68	$46.77
Total Return(b):	44.37%		(8.28)%	(5.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,892		$8,335	$9,353
Average net assets (000)	$9,797		$8,876	$10,627
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%	(d)	0.29%	0.29% (d)
Expenses before waivers and/or expense reimbursement	0.29%	(d)	0.29%	0.29% (d)
Net investment income (loss)	1.55%	(d)	1.61%	1.86% (d)
Portfolio turnover rate(f)(g)	53%		120%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

128

PGIM QMA Strategic Alpha International Equity ETF

Financial Highlights

	Six Months Ended February 28, 2021 (unaudited)		Year Ended August 31, 2020	December 4, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.23		$49.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.44		1.09	1.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.21		1.88	(0.63)
Total from investment operations	6.65		2.97	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.82)		(1.29)	(0.98)
Net asset value, end of period	$57.06		$51.23	$49.55
Total Return(b):	13.06%		6.05%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,940		$35,861	$34,687
Average net assets (000)	$38,097		$34,722	$27,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29%	(d)	0.29%	0.29%	(d)
Expenses before waivers and/or expense reimbursement	0.29%	(d)	0.29%	0.29%	(d)
Net investment income (loss)	1.62%	(d)	2.20%	3.12%	(d)
Portfolio turnover rate(f)(g)	57%		92%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	129

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain the prospectus and summary prospectus for each Fund by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus for each Fund should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Strategic Alpha ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Fund	Ticker Symbol
PGIM QMA Strategic Alpha Large-Cap Core ETF	PQLC
PGIM QMA Strategic Alpha Small-Cap Growth ETF	PQSG
PGIM QMA Strategic Alpha Small-Cap Value ETF	PQSV
PGIM QMA Strategic Alpha International Equity ETF	PQIN

ETF1002E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2021